  As filed with the Securities and Exchange Commission on September 29, 2003.


                                            1933 Act Registration No. 333-16617
                                            1940 Act Registration No. 811-07747
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933         [_]

                     Pre-Effective Amendment No.      [_]

                     Post-Effective Amendment No. 8   [X]

                                    and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [_]

                     Amendment No. 8                  [X]


                       (Check appropriate box or boxes)

                               -----------------

                           Nuveen Multistate Trust I
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


               Jessica R. Droeger                   With a copy to:
          Vice President and Secretary              Thomas S. Harman
              333 West Wacker Drive            Morgan Lewis & Bockius LLP
             Chicago, Illinois 60606         1111 Pennsylvania Avenue, N.W.
     (Name and Address of Agent for Service)     Washington, D.C. 20004


It is proposed that this filing will become effective (check appropriate box):

[X]Immediately upon filing pursuant to paragraph [_]on (date) pursuant to paragraph (a)(1)
   (b)                                           [_]75 days after filing pursuant to paragraph
[_]on          ,      pursuant to paragraph (b)     (a)(2)
[_]60 days after filing pursuant to paragraph    [_]on (date) pursuant to paragraph (a)(2) of
   (a)(1)                                           Rule 485.

If appropriate, check the following box:
[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16617

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07747

   This Registration Statement comprises the following papers and contents:

  The Facing Sheet

  Part A-

  Prospectus For:

   Nuveen Arizona Municipal Bond Fund

   Nuveen Colorado Municipal Bond Fund

   Nuveen New Mexico Municipal Bond Fund

  Prospectus For:

   Nuveen Florida Municipal Bond Fund

  Prospectus For:

   Nuveen Maryland Municipal Bond Fund

   Nuveen Pennsylvania Municipal Bond Fund

   Nuveen Virginia Municipal Bond Fund

  Part B-The Statement of Additional Information

  Copy of the Annual Reports to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

  Part C-Other Information

  Signatures

  Index to Exhibits

  Exhibits

--------------------------------------------------------------------------------

Nuveen Investments Municipal
Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 29, 2003

                                             -----------------------------------


Dependable, tax-free income because it's not what you earn, it's what you keep.(R)


[PHOTO]



Arizona
Colorado
New Mexico




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Arizona Municipal Bond Fund                          2
         Nuveen Colorado Municipal Bond Fund                         4
         Nuveen New Mexico Municipal Bond Fund
                                                                     6

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  11
         What the Risks Are                                         11
         How We Manage Risk
                                                                    12

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                13
         How to Reduce Your Sales Charge                            14
         How to Buy Shares                                          15
         Systematic Investing                                       15
         Systematic Withdrawal                                      16
         Special Services                                           17
         How to Sell Shares                                         18

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         20
         Distribution and Service Plans                             21
         Net Asset Value                                            22
         Frequent Trading                                           22
         Fund Service Providers                                     22

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       23

         Appendix  Additional State Information                     26

                                                             September 29, 2003


Section 1  The Funds

                      Nuveen Arizona Municipal Bond Fund
                      Nuveen Colorado Municipal Bond Fund
                           Nuveen New Mexico Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.







 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN ARIZONA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993    13.0%
                             1994    -5.6%
                             1995    19.0%
                             1996     3.1%
                             1997     9.6%
                             1998     6.0%
                             1999    -5.2%
                             2000    11.1%
                             2001     5.2%
                             2002     7.7%

Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.58% and -5.84%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            3.18%     3.89%     5.67%
                Class B                    2.93%     3.83%     5.58%
                Class C                    7.26%     4.21%     5.54%
                Class R                    7.98%     5.00%     6.25%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           3.14%     3.81%     5.60%
                 After Taxes on
                   Distributions and
                   Sale of Shares          3.83%     4.02%     5.56%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.21%     4.73%     5.73%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 2.77%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .17%  .17%  .17% .17%
           Total Annual Fund Operating
           Expenses--Gross+                    .92% 1.67% 1.47% .72%


  +After Expense Reimbursements

            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                 .91%  1.66%  1.46%   .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  510 $  570 $  150 $ 74 $  510 $  170 $  150 $ 74
         3 Years    $  701 $  826 $  465 $230 $  701 $  526 $  465 $230
         5 Years    $  908 $1,007 $  803 $401 $  908 $  907 $  803 $401
         10 Years   $1,504 $1,777 $1,757 $894 $1,504 $1,777 $1,757 $894



 3. Peer group returns reflect the performance of the Lipper Arizona Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Arizona Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN COLORADO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Colorado bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.



How the Fund Has Performed




The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.


Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /


                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993    12.9%
                             1994    -5.8%
                             1995    18.4%
                             1996     4.3%
                             1997    11.9%
                             1998     6.1%
                             1999    -6.7%
                             2000     9.2%
                             2001     6.1%
                             2002     7.4%

Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.45% and -5.94%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            2.94%     3.37%     5.66%
                Class B                    2.56%     3.30%     5.59%
                Class C                    6.86%     3.69%     5.62%
                Class R                    7.67%     4.46%     6.25%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           2.94%     3.35%     5.63%
                 After Taxes on
                   Distributions and
                   Sale of Shares          3.69%     3.63%     5.59%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.33%     4.75%     6.11%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 2.92%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .20%  .20%  .19% .20%
           Total Annual Fund Operating
           Expenses--Gross+                    .95% 1.70% 1.49% .75%



           +After Expense Reimbursements
           Expense Reimbursements        (.02%) (.02%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                   .93%  1.68%  1.48%   .74%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  513 $  573 $  152 $ 77 $  513 $  173 $  152 $ 77
         3 Years    $  710 $  836 $  471 $240 $  710 $  536 $  471 $240
         5 Years    $  923 $1,023 $  813 $417 $  923 $  923 $  813 $417
         10 Years   $1,537 $1,810 $1,779 $930 $1,537 $1,810 $1,779 $930


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Colorado Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN NEW MEXICO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Mexico bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993   13.9%
                             1994   -7.0%
                             1995   17.8%
                             1996    4.0%
                             1997   10.2%
                             1998    5.9%
                             1999   -4.9%
                             2000   10.0%
                             2001    4.6%
                             2002    7.6%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.65% and -6.58%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
               Class Returns Before Taxes  1 Year    5 Year   10 Year
               --------------------------------------------------------
               Class A (Offer)             3.01%     3.60%     5.51%
               Class B                     2.75%     3.54%     5.41%
               Class C                     6.93%     3.91%     5.47%
               Class R                     7.72%     4.69%     6.11%
               --------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions            3.01%     3.59%     5.50%
                After Taxes on
                  Distributions and
                  Sale of Shares           3.64%     3.78%     5.43%
               --------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/   9.60%     6.06%     6.73%
               Lipper Peer Group/3/        7.56%     4.61%     5.79%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1.Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.13%.

 2.The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .18%  .18%  .17% .18%
           Total Annual Fund Operating
           Expenses-Gross+                     .93% 1.68% 1.47% .73%


  +After Expense Reimbursements

            Expense Reimbursements      (. 01%) (.02%) (.01%) (.02%)
            Total Annual Fund Operating
            Expenses-Net                   .92%  1.66%  1.46%   .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 year     $  511 $  571 $  150 $ 75 $  511 $  171 $  150 $ 75
         3 Years    $  704 $  830 $  465 $233 $  704 $  530 $  465 $233
         5 Years    $  913 $1,013 $  803 $406 $  913 $  913 $  803 $406
         10 Years   $1,515 $1,788 $1,757 $906 $1,515 $1,788 $1,757 $906


 3.Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances or by specified classes of investor. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS


                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.



                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as the John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.




                       Richard A. Huber has been the portfolio manager for the Arizona, Colorado and New Mexico Funds since January 2003. Since 1987, Mr. Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in January 1997. He currently manages investments for thirty-seven Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                   Nuveen Arizona Municipal Bond Fund    .55%
                   Nuveen Colorado Municipal Bond Fund   .55%
                   Nuveen New Mexico Municipal Bond Fund .55%

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                                            Section 2  How We Manage Your Money

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                                            Section 2  How We Manage Your Money

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.



                       As a diversified fund, the Arizona Fund also may not have more than:


                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).


                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                           4.20%                4.38%                 3.70%
.....................................................................................................
 $50,000 but less than $100,000              4.00                 4.18                  3.50
.....................................................................................................
 $100,000 but less than $250,000             3.50                 3.63                  3.00
.....................................................................................................
 $250,000 but less than $500,000             2.50                 2.56                  2.00
.....................................................................................................
 $500,000 but less than $1,000,000           2.00                 2.04                  1.50
.....................................................................................................
 $1,000,000 and over                        --/1/                   --                  1.00/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                  5%  4%  4%  3%  2%  1%   None


                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.


                       Class C Shares


                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined Portfolio    directors of Nuveen or
.. Letter of intent         or Exchange-Traded Fund     employees of authorized
.. Group purchase           reinvestment                dealers
                         . Certain employees and     . Bank trust departments
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor


                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING


                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.


                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                        [Chart showing effect of systematic investing and dividend reinvestment]

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.





                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES


                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.





                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption


From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains of other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting


                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax.



                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.


                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields


                                     To Equal a Tax-Free Yield of:
                                     3.00%          4.00%    5.00%    6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                      25%            4.00%          5.33%    6.67%    8.00%
                      28%            4.17%          5.56%    6.94%    8.33%
                      33%            4.48%          5.97%    7.46%    8.96%
                      35%            4.62%          6.15%    7.69%    9.23%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in

                                                 Section 4  General Information
                       connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE


                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FREQUENT TRADING


                       Short-term or excessive trading into and out of a fund may interfere with portfolio management, raise fund operating expenses, or otherwise have an adverse effect on other shareholders. Each fund reserves the right to limit, restrict, or refuse purchase or exchange requests.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Arizona Municipal Bond Fund



                                             Investment Operations          Less Distributions
Class (Inception Date)                   -----------------------------  --------------------------


                                                            Net
                                                      Realized/                                     Ending
                               Beginning        Net  Unrealized                Net                     Net
                               Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                 Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2003                             $10.91       $.51       $ .47  $ .98       $(.52)   $(.02) $(.54) $11.35      9.23%
 2002                              10.84        .53         .12    .65        (.53)    (.05)  (.58)  10.91      6.06
 2001                              10.24        .54         .58   1.12        (.52)      --   (.52)  10.84     11.12
 2000                              11.25        .52        (.94)  (.42)       (.52)    (.07)  (.59)  10.24     (3.75)
 1999                              11.40        .53        (.09)   .44        (.54)    (.05)  (.59)  11.25      3.87
Class B (2/97)
 2003                              10.89        .42         .48    .90        (.44)    (.02)  (.46)  11.33      8.43
 2002                              10.83        .45         .11    .56        (.45)    (.05)  (.50)  10.89      5.20
 2001                              10.23        .46         .59   1.05        (.45)      --   (.45)  10.83     10.33
 2000                              11.24        .44        (.94)  (.50)       (.44)    (.07)  (.51)  10.23     (4.48)
 1999                              11.39        .45        (.10)   .35        (.45)    (.05)  (.50)  11.24      3.12
Class C (2/94)
 2003                              10.90        .45         .46    .91        (.46)    (.02)  (.48)  11.33      8.56
 2002                              10.83        .47         .12    .59        (.47)    (.05)  (.52)  10.90      5.50
 2001                              10.23        .48         .59   1.07        (.47)      --   (.47)  10.83     10.56
 2000                              11.24        .46        (.94)  (.48)       (.46)    (.07)  (.53)  10.23     (4.28)
 1999                              11.39        .47        (.09)   .38        (.48)    (.05)  (.53)  11.24      3.33
Class R (2/97)
 2003                              10.90        .53         .47   1.00        (.55)    (.02)  (.57)  11.33      9.38
 2002                              10.83        .56         .12    .68        (.56)    (.05)  (.61)  10.90      6.30
 2001                              10.24        .56         .58   1.14        (.55)      --   (.55)  10.83     11.27
 2000                              11.25        .54        (.94)  (.40)       (.54)    (.07)  (.61)  10.24     (3.53)
 1999                              11.40        .56        (.10)   .46        (.56)    (.05)  (.61)  11.25      4.09
----------------------------------------------------------------------------------------------------------------------


                                          Ratios/Supplemental Data
Class (Inception Date)         ----------------------------------------
                                                    Ratio of
                                        Ratio of         Net
                                        Expenses  Investment
                                Ending        to   Income to
                                   Net   Average     Average  Portfolio
                                Assets       Net         Net   Turnover
Year Ended May 31,               (000) Assets(c)   Assets(c)       Rate
------------------------------------------------------------------------
Class A (10/86)
 2003                          $75,255       .92%       4.56%        14%
 2002                           69,356       .92        4.85         16
 2001                           70,642       .95        5.02         21
 2000                           69,512      1.06        4.89         41
 1999                           86,452       .84        4.67         16
Class B (2/97)
 2003                            6,745      1.67        3.81         14
 2002                            5,962      1.67        4.10         16
 2001                            4,447      1.70        4.27         21
 2000                            3,680      1.82        4.14         41
 1999                            4,180      1.58        3.95         16
Class C (2/94)
 2003                            9,289      1.47        4.01         14
 2002                            7,454      1.46        4.30         16
 2001                            5,809      1.50        4.47         21
 2000                            5,290      1.61        4.34         41
 1999                            6,426      1.39        4.12         16
Class R (2/97)
 2003                           19,351       .72        4.76         14
 2002                           17,742       .72        5.05         16
 2001                           19,388       .75        5.22         21
 2000                           19,076       .87        5.09         41
 1999                           21,534       .64        4.87         16
------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .91%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.57%, 3.82%, 4.02% and 4.77% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Colorado Municipal Bond Fund



Class
(Inception                                       Investment Operations          Less Distributions
Date)                                        -----------------------------  --------------------------


                                                                Net
                                                          Realized/                                     Ending
                                   Beginning        Net  Unrealized                Net                     Net
Year Ended                         Net Asset Investment  Investment         Investment  Capital          Asset     Total
May 31,                                Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                 $10.15       $.48      $  .38  $ .86       $(.49)   $  --  $(.49) $10.52      8.70%
 2002                                  10.02        .52         .13    .65        (.52)      --   (.52)  10.15      6.53
 2001                                   9.50        .52         .51   1.03        (.51)      --   (.51)  10.02     11.00
 2000                                  10.68        .49       (1.14)  (.65)       (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                  10.81        .50        (.10)   .40        (.50)    (.03)  (.53)  10.68      3.76
Class B (2/97)
 2003                                  10.16        .40         .39    .79        (.42)      --   (.42)  10.53      7.93
 2002                                  10.03        .44         .13    .57        (.44)      --   (.44)  10.16      5.78
 2001                                   9.52        .45         .50    .95        (.44)      --   (.44)  10.03     10.07
 2000                                  10.70        .42       (1.15)  (.73)       (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                  10.82        .42        (.08)   .34        (.43)    (.03)  (.46)  10.70      3.11
Class C (2/97)
 2003                                  10.14        .42         .39    .81        (.44)      --   (.44)  10.51      8.14
 2002                                  10.01        .46         .13    .59        (.46)      --   (.46)  10.14      5.98
 2001                                   9.49        .47         .50    .97        (.45)      --   (.45)  10.01     10.41
 2000                                  10.67        .43       (1.14)  (.71)       (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                  10.80        .44        (.10)   .34        (.44)    (.03)  (.47)  10.67      3.19
Class R (2/97)
 2003                                  10.16        .50         .38    .88        (.52)      --   (.52)  10.52      8.84
 2002                                  10.01        .54         .15    .69        (.54)      --   (.54)  10.16      6.98
 2001                                   9.50        .54         .50   1.04        (.53)      --   (.53)  10.01     11.10
 2000                                  10.69        .51       (1.15)  (.64)       (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                  10.81        .52        (.08)   .44        (.53)    (.03)  (.56)  10.69      4.08
--------------------------------------------------------------------------------------------------------------------------


Class
(Inception                                 Ratios/Supplemental Data
Date)                              -----------------------------------------
                                                        Ratio of
                                            Ratio of         Net
                                            Expenses  Investment
                                    Ending        to   Income to
                                       Net   Average     Average  Portfolio
Year Ended                          Assets       Net         Net   Turnover
May 31,                              (000) Assets(c)   Assets(c)       Rate
----------------------------------------------------------------------------
Class A (5/87)
 2003                              $32,732       .95%       4.66%        12%
 2002                               32,638       .96        5.05         28
 2001                               32,306      1.00        5.28         33
 2000                               32,448      1.26        4.94         54
 1999                               39,189       .96        4.61         23
Class B (2/97)
 2003                                6,310      1.70        3.92         12
 2002                                6,014      1.70        4.29         28
 2001                                4,916      1.75        4.53         33
 2000                                4,533      2.04        4.19         54
 1999                                4,424      1.68        3.90         23
Class C (2/97)
 2003                                6,801      1.49        4.11         12
 2002                                4,064      1.49        4.50         28
 2001                                2,995      1.55        4.73         33
 2000                                3,113      1.89        4.38         54
 1999                                2,464      1.49        4.10         23
Class R (2/97)
 2003                                  799       .75        4.87         12
 2002                                  819       .75        5.25         28
 2001                                  746       .81        5.47         33
 2000                                1,342      1.11        5.16         54
 1999                                  864       .76        4.81         23
----------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .93%, 1.68%, 1.48% and .74% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.68%, 3.93%, 4.12% and 4.88% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen New Mexico Municipal Bond Fund



Class
(Inception
Date)                                                     Investment Operations          Less Distributions
                                                      -----------------------------  -------------------------


                                                                         Net
                                                                   Realized/                                    Ending
                                            Beginning        Net  Unrealized                Net                    Net
Year Ended                                  Net Asset Investment  Investment         Investment  Capital         Asset     Total
May 31,                                         Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2003                                          $10.27       $.47       $ .40  $ .87       $(.48)     $-- $(.48) $10.66      8.65%
 2002                                           10.23        .49         .04    .53        (.49)      --  (.49)  10.27      5.22
 2001                                            9.66        .50         .56   1.06        (.49)      --  (.49)  10.23     11.11
 2000                                           10.58        .47        (.90)  (.43)       (.49)      --  (.49)   9.66     (4.09)
 1999                                           10.67        .49        (.09)   .40        (.49)      --  (.49)  10.58      3.74
Class B (2/97)
 2003                                           10.27        .39         .40    .79        (.40)      --  (.40)  10.66      7.84
 2002                                           10.23        .41         .04    .45        (.41)      --  (.41)  10.27      4.43
 2001                                            9.66        .42         .56    .98        (.41)      --  (.41)  10.23     10.26
 2000                                           10.57        .40        (.90)  (.50)       (.41)      --  (.41)   9.66     (4.75)
 1999                                           10.67        .41        (.10)   .31        (.41)      --  (.41)  10.57      2.89
Class C (2/97)
 2003                                           10.27        .41         .41    .82        (.42)      --  (.42)  10.67      8.13
 2002                                           10.23        .43         .04    .47        (.43)      --  (.43)  10.27      4.61
 2001                                            9.65        .44         .57   1.01        (.43)      --  (.43)  10.23     10.61
 2000                                           10.58        .42        (.92)  (.50)       (.43)      --  (.43)   9.65     (4.71)
 1999                                           10.67        .43        (.09)   .34        (.43)      --  (.43)  10.58      3.22
Class R (2/97)
 2003                                           10.30        .49         .41    .90        (.50)      --  (.50)  10.70      8.91
 2002                                           10.26        .51         .03    .54        (.50)      --  (.50)  10.30      5.39
 2001                                            9.68        .52         .56   1.08        (.50)      --  (.50)  10.26     11.39
 2000                                           10.60        .49        (.90)  (.41)       (.51)      --  (.51)   9.68     (3.89)
 1999                                           10.70        .51        (.10)   .41        (.51)      --  (.51)  10.60      3.86
----------------------------------------------------------------------------------------------------------------------------------


Class
(Inception
Date)                                               Ratios/Supplemental Data
                                            ----------------------------------------
                                                                 Ratio of
                                                     Ratio of         Net
                                                     Expenses  Investment
                                             Ending        to   Income to
                                                Net   Average     Average  Portfolio
Year Ended                                   Assets       Net         Net   Turnover
May 31,                                       (000) Assets(c)   Assets(c)       Rate
-------------------------------------------------------------------------------------
Class A (9/92)
 2003                                       $47,478       .93%       4.48%         8%
 2002                                        45,882       .95        4.76         22
 2001                                        46,358       .99        4.92         10
 2000                                        45,795      1.19        4.73         24
 1999                                        56,315       .91        4.58         14
Class B (2/97)
 2003                                         5,919      1.68        3.73          8
 2002                                         4,485      1.70        4.01         22
 2001                                         3,393      1.73        4.17         10
 2000                                         2,717      1.97        3.98         24
 1999                                         2,721      1.67        3.82         14
Class C (2/97)
 2003                                         4,615      1.47        3.93          8
 2002                                         3,295      1.50        4.20         22
 2001                                         2,396      1.54        4.37         10
 2000                                         2,321      1.76        4.18         24
 1999                                         2,393      1.47        4.03         14
Class R (2/97)
 2003                                           726       .73        4.68          8
 2002                                           547       .75        4.96         22
 2001                                           520       .79        5.12         10
 2000                                           434      1.01        4.91         24
 1999                                           479       .71        4.78         14
-------------------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .92%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.49%, 3.74%, 3.95% and 4.69% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Appendix Additional State Information



                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Arizona



                       Arizona's economy is recovering well from its slowdown in 2002. Arizona's economy is primarily based on services, tourism, and high technology manufacturing. The military, agriculture, and mining of primary metals still play a role in the State's economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. The Arizona economy is expected to recover from recession in 2003. The recovery is being driven by strong defense spending, as well as a rebound in the tech sector.



                       The statewide unemployment rate was 6.1% in July 2003, down modestly from 6.3% in July 2002, and just below the national average of 6.2% in July 2003. Per capita income was $26,183 in 2002, which is approximately 85% of the national average of $30,941.



                       The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending. Arizona has enacted a balanced budget totaling $6.4 billion in 2004. Even though this budget is balanced, there is an estimated ongoing $574 million structural deficit that is being covered with one time measures.



                       Although the State does not issue general obligation debt, as of September 4, 2003, Moody's and Standard and Poor's give its lease obligations A1 and AA- ratings, respectively. Both Moody's and Standard and Poor's have placed Arizona on negative watch because of budgetary constraints and lack of financial flexibility. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. While dividends paid out of income earned on Arizona municipal bonds are not subject to Arizona tax, if you are subject to tax in a state other than Arizona, these dividends may be included in calculating taxable income for that state. You will be subject to Arizona personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


Appendix

                       The treatment of corporate shareholders who pay Arizona corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Colorado



                       Colorado's economy grew strongly in the last decade fueled by rapid growth in the telecommunications and high technology sectors. During the recent national recession, however, exposure to telecommunications and high technology, which are at the core of the slowdown, severely impeded the State's economy. Employment conditions deteriorated worse than the national average resulting in slower personal income growth. Homebuilding and commercial construction have also softened amid weakening demand and rising office vacancies. The recovery is expected to arrive later than it will in other parts of the nation.



                       Colorado's unemployment rate was unchanged from 2002 at 5.7% in July 2003, below the 6.2% national average in July 2003. Per capita income fell 0.5% to $33,276 in 2002, which is above the national average of $30,941.



                       Colorado managed to close an $809 million gap in 2003 with spending reductions and revenue enhancement measures. The $5.5 billion budget for 2003 is funded by a projected 6.1% increase in general fund revenues. Colorado's legislature authorized a cash flow reserve that, when funded, will hold $200 million in reserves. The fiscal year 2003 ending fund balance is reported to be $132.4 million.



                       Although Colorado has no outstanding general obligation debt, Standard & Poor's rates Colorado lease obligations AA- as of September 4, 2003. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Colorado personal income tax to the extent they are paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 or U.S. government securities. While dividends paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 are not subject to Colorado tax, if you are subject to tax in a state other than Colorado, these dividends may be included in calculating taxable income for that state. You will be subject to Colorado personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Colorado corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       New Mexico



                       New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy is strongly influenced by the employment and technology base supplied by U.S. government scientific research facilities in Los Alamos, Albuquerque, and White Sands.



                       New Mexico's economy has grown consistently, even after September 11, 2001, due mostly to large government employment, especially defense related occupations. With increased defense spending over this decade, the State's economy should continue to benefit from the significant defense industry


                                                                       Appendix
                       presence. In addition, the State's tourism and gaming industries performed better than other destinations because many destinations in New Mexico depend on drive-in tourists. These sectors are expected to play an ongoing role in the State's economic growth.



                       New Mexico operates with a $3.8 billion annual budget. The fiscal 2004 budget is $4.0 billion (3.8% higher than 2003). The general fund is expected to end fiscal year 2004 with $199.2 million in its combined reserves (5.0% of general fund expenditures).



                       New Mexico's unemployment rate was 6.1% in July 2003, nearly even with the national average of 6.2% in July 2003, and substantially higher than the 5.6% statewide average in July 2002. The State's per capita income was $23,941 in 2002, which is approximately 77% of the national average of $30,941.



                       As of September 4, 2003, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will generally be subject to New Mexico personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. For 2003, distributions of capital gains from the fund, or a sale of fund shares may be eligible for a special New Mexico state tax deduction for certain net capital gains of individual taxpayers, generally up to the greater of $1,000 or 10% of such net capital gain income.



                       While dividends paid out of income earned on New Mexico municipal bonds are not subject to New Mexico tax, if you are subject to tax in a state other than New Mexico, these dividends may be included in calculating taxable income for that state.



                       The treatment of corporate shareholders who pay New Mexico corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


Appendix

Nuveen Investments Mutual Funds



Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.



Value


Nuveen Large-Cap Value Fund


Nuveen NWQ Multi-Cap Value Fund



Balanced


Nuveen Balanced Stock and Bond Fund


Nuveen Balanced Municipal and Stock Fund



International


Nuveen NWQ International Value Fund


Growth


Nuveen Rittenhouse Growth Fund



Municipal Bond



National Funds


Nuveen High Yield Municipal Bond Fund


Nuveen All-American Municipal Bond Fund


Nuveen Insured Municipal Bond Fund


Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund



State Funds


Arizona                    Louisiana                  North Carolina
California/1/              Maryland                   Ohio
Colorado                   Massachusetts/1/           Pennsylvania
Connecticut                Michigan                   Tennessee
Florida                    Missouri                   Virginia
Georgia                    New Jersey                 Wisconsin
Kansas                     New Mexico
Kentucky                   New York/1/







Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments, and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.



You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.



The funds are series of Nuveen Multistate Trust I, whose file number is 811-07619.


1. Long-term and insured long-term portfolios.


MPR-MS2-0903D NA

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds


--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 29, 2003

                                             -----------------------------------


Dependable, tax-free income because it's not what you earn, it's what you keep.(R)


[PHOTO]



Florida




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[Logo] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Fund
         This section provides you with an overview of the fund, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Florida Municipal Bond Fund                          2


         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Fund                                        4
         What Securities We Invest In                                5
         How We Select Investments                                   6
         What the Risks Are                                          7
         How We Manage Risk                                          8


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                 9
         How to Reduce Your Sales Charge                            10
         How to Buy Shares                                          11
         Systematic Investing                                       11
         Systematic Withdrawal                                      12
         Special Services                                           13
         How to Sell Shares                                         14


         Section 4  General Information
         This section summarizes the fund's distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         16
         Distribution and Service Plans                             17
         Net Asset Value                                            18
         Frequent Trading                                           18
         Fund Service Providers                                     18


         Section 5  Financial Highlights
         This section provides the fund's financial performance for
         the past five years.                                       19


         Appendix  Additional State Information                     20

                                                             September 29, 2003


Section 1  The Fund

                          Nuveen Florida Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION


                       This prospectus is intended to provide important information to help you evaluate whether the Nuveen Mutual Fund listed above may be right for you. Please read it carefully before investing and keep it for future reference.






 NOT FDIC OR GOVERNMENT INSURED        MAY LOSE VALUE          NO BANK GUARANTEE

                                                            Section 1  The Fund

                                    [GRAPHIC]


         NUVEEN FLORIDA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns

                             1993   13.3
                             1994   -5.6
                             1995   16.4
                             1996    2.6
                             1997    8.5
                             1998    5.5
                             1999   -3.4
                             2000    9.4
                             2001    3.5
                             2002    6.8


Section 1  The Fund

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.10% and -5.82%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            2.33%     3.40%     5.04%
                Class B                    1.94%     3.31%     4.96%
                Class C                    6.18%     3.71%     4.92%
                Class R                    6.99%     4.51%     5.62%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           2.23%     3.35%     5.02%
                 After Taxes on
                   Distributions and
                   Sale of Shares          3.53%     3.71%     5.10%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       7.97%     4.83%     5.83%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 2.80%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper Florida Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Florida Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 Annual Fund Operating Expenses/11/


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .11%  .11%  .11% .11%
           Total Annual Fund Operating
           Expenses--Gross+                    .85% 1.60% 1.40% .65%



           +After Expense Reimbursements
             Expense Reimbursements      (.01%) (.01%) (.02%) (.01%)
             Total Annual Fund Operating
             Expenses--Net                 .84%  1.59%  1.38%   .64%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  503 $  563 $  143 $ 66 $  503 $  163 $  143 $ 66
         3 Years    $  680 $  805 $  443 $208 $  680 $  505 $  443 $208
         5 Years    $  872 $  971 $  766 $362 $  872 $  871 $  766 $362
         10 Years   $1,425 $1,699 $1,680 $810 $1,425 $1,699 $1,680 $810

.................................................................................

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                            Section 1  The Fund

Section 2  How We Manage Your Money


                       To help you understand how the fund's assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.



                                                 [GRAPHIC]

                       WHO MANAGES THE FUND


                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.



                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.




                       Richard A. Huber has been the portfolio manager for the Florida Fund since January 2003. Since 1987, Mr. Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in January 1997. He currently manages investments for thirty-seven Nuveen-sponsored investment companies.




                       For the most recent fiscal year, the fund paid .54% in management fees to Nuveen Advisory as a percentage of net assets.

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the fund will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The fund may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the fund may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the fund will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the fund adequately for the additional interest rate risk the fund must assume, the fund will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund's investment adviser. If suitable municipal bonds from a

                                            Section 2  How We Manage Your Money
                       specific state are not available at attractive prices and yields, the fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, the fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the fund invests in taxable securities, it may not achieve its investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       The fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if the fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of the fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

Section 2  How We Manage Your Money

                       Portfolio Turnover

                       The fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

                       Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if the fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in Florida and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, the fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The fund limits this investment risk generally by restricting the type and maturities of municipal bonds it purchases, and by diversifying its investment portfolio geographically within Florida, as well as across different industry sectors.

                       Investment Limitations

                       The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. As a diversified fund, the fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.




                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).


                       Hedging and Other Defensive Investment Strategies

                       The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the fund's investments. The fund, however, has no present intent to use these strategies.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
 Amount of Purchase                 Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
 $50,000 but less than $100,000             4.00                  4.18                 3.50
 $100,000 but less than $250,000            3.50                  3.63                 3.00
 $250,000 but less than $500,000            2.50                  2.56                 2.00
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
 $1,000,000 and over                          --/1/                 --                 1.00/1/

                      1 You can buy $1 million or more of Class A shares at net
                        asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
               CDSC                  5%  4%  4%  3%  2%  1%   None


                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.


                       Class C Shares


                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

 Class A Sales Charge     Class A Sales Charge        Class R Eligibility
 Reductions               Waivers                     . Certain employees
 . Rights of accumulation . Nuveen Defined Portfolio    and directors of
 . Letter of intent         or Exchange-Traded          Nuveen or employees
 . Group purchase           Fund reinvestment           of authorized dealers
                          . Certain employees and     . Bank trust
                            directors of Nuveen or      departments
                            employees of authorized
                            dealers
                          . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the

Section 3  How You Can Buy and Sell Shares
                       time of each purchase if you are eligible for any of these programs. The fund may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor


                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING


                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.


                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                                     Section 3  How You Can Buy and Sell Shares

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                            [Chart showing effect of systematic investing and
                       dividend reinvestment]



                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.




                       The fund may change or cancel its exchange policy at any time upon 60 days' notice. The fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES


                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the fund does not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.


                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption


From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting


                       Because the fund invests primarily in municipal bonds from Florida, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal income tax and the Florida intangible personal property tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax.



                       Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of the fund's normal investment activities. The fund's distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The fund's taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.


                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the fund with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields


                       To Equal a Tax-Free Yield of:
                                     3.00%      4.00%      5.00%     6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                      25%            4.00%      5.33%      6.67%     8.00%
                    ..........................................................
                      28%            4.17%      5.56%      6.94%     8.33%
                      33%            4.48%      5.97%      7.46%     8.96%
                      35%            4.62%      6.15%      7.69%     9.23%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, the fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE


                       The price you pay for your shares is based on the fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of the fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the fund's Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FREQUENT TRADING


                       Short-term or excessive trading into and out of the fund may interfere with portfolio management, raise fund operating expenses, or otherwise have an adverse effect on other shareholders. The fund reserves the right to limit, restrict, or refuse purchase or exchange requests.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       The custodian of the assets of the fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the fund's financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Florida Municipal Bond Fund



                                             Investment Operations          Less Distributions
Class (Inception Date)                   -----------------------------  --------------------------


                                                            Net
                                                      Realized/                                     Ending
                               Beginning        Net  Unrealized                Net                     Net
                               Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                 Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------

Class A (6/90)
 2003                             $10.28       $.51       $ .25  $ .76       $(.53)   $(.05) $(.58) $10.46      7.60%
 2002                              10.34        .54        (.05)   .49        (.55)      --   (.55)  10.28      4.84
 2001                               9.97        .56         .36    .92        (.55)      --   (.55)  10.34      9.35
 2000                              10.76        .54        (.77)  (.23)       (.55)    (.01)  (.56)   9.97     (2.17)
 1999                              10.94        .55        (.14)   .41        (.55)    (.04)  (.59)  10.76      3.78

Class B (2/97)
 2003                              10.27        .43         .25    .68        (.45)    (.05)  (.50)  10.45      6.80
 2002                              10.33        .47        (.06)   .41        (.47)      --   (.47)  10.27      4.06
 2001                               9.96        .48         .36    .84        (.47)      --   (.47)  10.33      8.53
 2000                              10.77        .46        (.79)  (.33)       (.47)    (.01)  (.48)   9.96     (3.10)
 1999                              10.95        .47        (.14)   .33        (.47)    (.04)  (.51)  10.77      3.05

Class C (9/95)
 2003                              10.28        .45         .24    .69        (.47)    (.05)  (.52)  10.45      6.94
 2002                              10.34        .49        (.05)   .44        (.50)      --   (.50)  10.28      4.29
 2001                               9.97        .50         .36    .86        (.49)      --   (.49)  10.34      8.78
 2000                              10.77        .48        (.78)  (.30)       (.49)    (.01)  (.50)   9.97     (2.79)
 1999                              10.95        .49        (.14)   .35        (.49)    (.04)  (.53)  10.77      3.22

Class R (2/97)
 2003                              10.27        .53         .25    .78        (.55)    (.05)  (.60)  10.45      7.86
 2002                              10.33        .56        (.05)   .51        (.57)      --   (.57)  10.27      5.07
 2001                               9.96        .58         .35    .93        (.56)      --   (.56)  10.33      9.54
 2000                              10.76        .56        (.78)  (.22)       (.57)    (.01)  (.58)   9.96     (2.07)
 1999                              10.94        .57        (.14)   .43        (.57)    (.04)  (.61)  10.76      4.01
----------------------------------------------------------------------------------------------------------------------


                                         Ratios/Supplemental Data
Class (Inception Date)         -------------------------------------------
                                                       Ratio of
                                           Ratio of         Net
                                           Expenses  Investment
                                                 to   Income to
                               Ending Net   Average     Average  Portfolio
                                   Assets       Net         Net   Turnover
Year Ended May 31,                  (000) Assets(c)   Assets(c)       Rate
---------------------------------------------------------------------------

Class A (6/90)
 2003                            $247,569       .85%       4.96%        19%
 2002                             244,023       .87        5.24         17
 2001                             239,837       .88        5.42         22
 2000                             250,178      1.02        5.27         18
 1999                             297,505       .84        5.00         19

Class B (2/97)
 2003                              33,056      1.60        4.21         19
 2002                              28,120      1.62        4.49         17
 2001                              22,629      1.63        4.67         22
 2000                              17,476      1.79        4.52         18
 1999                              15,768      1.59        4.25         19

Class C (9/95)
 2003                              36,374      1.40        4.40         19
 2002                              25,932      1.42        4.69         17
 2001                              19,961      1.43        4.87         22
 2000                              17,167      1.59        4.72         18
 1999                              16,034      1.39        4.45         19

Class R (2/97)
 2003                              66,819       .65        5.16         19
 2002                              60,302       .67        5.44         17
 2001                              58,694       .68        5.62         22
 2000                              56,943       .83        5.47         18
 1999                              61,496       .64        5.20         19
---------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .84%, 1.59%, 1.38%, and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.97%, 4.22%, 4.41% and 5.17% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Appendix  Additional State Information



                       Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the fund. The discussion includes general state tax information related to an investment in the fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Florida



                       Florida's service-based economy, although experiencing weakness with the national economic recession, has performed reasonably well. Employment rose by 1.2% in 2003 driven by increases in construction, leisure and hospitality, and government sectors; however, manufacturing, information technology, and transportation remain weak. Florida's unemployment rate of 5.3% in July 2003 is down from 5.5% in July 2002. The national average for July 2003 is 6.2%. Florida's per capita income of $29,596 in 2002 is approximately 95% of the national average of $30,941. Lower income levels are consistent with a large retirement population.



                       A budget of $52.3 billion for fiscal year 2004 was approved by the legislature during a special session in May. Florida maintains a budget stabilization fund of $941 million. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.



                       Longer term, the state will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990's to projections of about 18% for the next decade. The housing market boom also continues throughout the state.



                       As of September 4, 2003, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       Shares of the fund will generally not be subject to the Florida intangible personal property tax if the fund meets certain levels with respect to its holdings of Florida municipal bonds and U.S. government securities. If the fund holds other taxable securities, then your shares in the fund may be subject to the Florida intangible personal property tax, except that the portion of your shares attributable to the fund's investments in U.S. government securities will not be subject to the tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).



                       While dividends paid by the fund to individuals who are residents of Florida are not subject to personal income taxation in Florida, if you are subject to


Appendix
                       income tax in a state other than Florida, the dividends that result from Florida municipal bonds may be subject to income tax in that state.



                       Corporate shareholders of the fund may be subject to the Florida corporate income tax. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                                                                       Appendix

Nuveen Investments Mutual Funds



Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.



Value


Nuveen Large-Cap Value Fund


Nuveen NWQ Multi-Cap Value Fund



Balanced


Nuveen Balanced Stock and Bond Fund


Nuveen Balanced Municipal and Stock Fund



International


Nuveen NWQ International Value Fund


Growth


Nuveen Rittenhouse Growth Fund



Municipal Bond



National Funds


Nuveen High Yield Municipal Bond Fund


Nuveen All-American Municipal Bond Fund


Nuveen Insured Municipal Bond Fund


Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund



State Funds


                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/







Several additional sources of information are available to you, including the codes of ethics adopted by the fund, Nuveen Investments and Nuveen Advisory Corp. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the fund included in this prospectus. Additional information about the fund's investments is available in the annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


The fund is a series of Nuveen Multistate Trust I, whose file number is 811-07619.



1. Long-term and insured long-term portfolios.


MPR-FL-0903D NA

--------------------------------------------------------------------------------

Nuveen Investments Municipal
Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 29, 2003

                                             -----------------------------------


Dependable, tax-free income because it's not what you earn, it's what you keep.(R)


[PHOTO]



Maryland
Pennsylvania
Virginia



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Maryland Municipal Bond Fund                         2
         Nuveen Pennsylvania Municipal Bond Fund                     4
         Nuveen Virginia Municipal Bond Fund                         6


         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  10
         What the Risks Are                                         11
         How We Manage Risk                                         11


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                13
         How to Reduce Your Sales Charge                            14
         How to Buy Shares                                          15
         Systematic Investing                                       15
         Systematic Withdrawal                                      16
         Special Services                                           17
         How to Sell Shares                                         18


         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         20
         Distribution and Service Plans                             21
         Net Asset Value                                            22
         Frequent Trading                                           22
         Fund Service Providers                                     22


         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       23


         Appendix  Additional State Information                     26

                                                             September 29, 2003


Section 1  The Funds

                     Nuveen Maryland Municipal Bond Fund
                     Nuveen Pennsylvania Municipal Bond Fund
                     Nuveen Virginia Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.






 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN MARYLAND MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Maryland bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /





                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993         8.3
                             1994        -6.5
                             1995        16.9
                             1996         3.6
                             1997         7.6
                             1998         5.6
                             1999        -5.1
                             2000        10.7
                             2001         4.9
                             2002         9.4


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.46% and -3.40%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.87%     4.06%     5.24%
                Class B                    4.70%     4.05%     5.10%
                Class C                    8.86%     4.40%     5.05%
                Class R                    9.76%     5.18%     5.93%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions          4.87%     4.04%     5.22%
                  After Taxes on
                    Distributions and
                    Sale of Shares         4.83%     4.15%     5.15%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.98%
                Lipper Peer Group/3/       8.21%     4.76%     6.05%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.69%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Maryland Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .18%  .18%  .18% .18%
           Total Annual Fund Operating
           Expenses--Gross+                    .93% 1.68% 1.48% .73%



            +After Expense Reimbursements
            Expense Reimbursements      (.02%) (.02%) (.02%) (.02%)
            Total Annual Fund Operating
            Expenses--Net                 .91%  1.66%  1.46%   .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  511 $  571 $  151 $ 75 $  511 $  171 $  151 $ 75

         3 Years    $  704 $  830 $  468 $233 $  704 $  530 $  468 $233

         5 Years    $  913 $1,013 $  808 $406 $  913 $  913 $  808 $406

         10 Years   $1,515 $1,788 $1,768 $906 $1,515 $1,788 $1,768 $906



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND



Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Pennsylvania bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /




                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1993    11.1
                            1994    -4.2
                            1995    15.3
                            1996     3.8
                            1997    10.0
                            1998     5.5
                            1999    -5.5
                            2000    10.8
                            2001     6.4
                            2002     7.5

                                                                             4


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 5.63% and -4.45%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            2.99%     3.87%     5.41%
                Class B                    2.70%     3.84%     5.34%
                Class C                    6.81%     4.20%     5.28%
                Class R                    7.62%     4.97%     5.99%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions          2.99%     3.83%     5.39%
                  After Taxes on
                    Distributions and
                    Sale of Shares         3.73%     4.06%     5.41%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.55%     4.77%     5.88%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.76%.

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Pennsylvania Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Pennsylvania Municipal Debt category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .17%  .16%  .16% .17%
           Total Annual Fund Operating
           Expenses--Gross+                    .92% 1.66% 1.46% .72%



             +After Expense Reimbursements
             Expense Reimbursements      (.01%)    -- (.01%) (.01%)
             Total Annual Fund Operating
             Expenses--Net                 .91% 1.66%  1.45%   .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1  Year    $  510 $  569 $  149 $ 74 $  510 $  169 $  149 $ 74
         3  Years   $  701 $  823 $  462 $230 $  701 $  523 $  462 $230
         5  Years   $  908 $1,002 $  797 $401 $  908 $  902 $  797 $401
         10 Years   $1,504 $1,768 $1,746 $894 $1,504 $1,768 $1,746 $894


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN VIRGINIA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Virginia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1993  12.4
                            1994  -5.5
                            1995  16.3
                            1996   4.0
                            1997   9.4
                            1998   6.1
                            1999  -4.2
                            2000  10.8
                            2001   4.2
                            2002   7.5

Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.58% and -5.14%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            3.01%     3.88%     5.44%
                Class B                    2.62%     3.80%     5.35%
                Class C                    6.89%     4.19%     5.32%
                Class R                    7.63%     4.97%     6.02%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions          2.98%     3.86%     5.37%
                 After Taxes on
                   Distributions and
                   Sale of Shares          3.80%     4.06%     5.38%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.15%     4.94%     5.83%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.86%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper Virginia Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Virginia Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .14%  .14%  .14% .14%
           Total Annual Fund Operating
           Expenses--Gross+                    .88% 1.63% 1.43% .68%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                 .87%  1.62%  1.42%   .67%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1  Year    $  506 $  566 $  146 $ 69 $  506 $  166 $  146 $ 69
         3  Years   $  689 $  814 $  452 $218 $  689 $  514 $  452 $218
         5  Years   $  887 $  987 $  782 $379 $  887 $  887 $  782 $379
         10 Years   $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS


                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.



                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.




                       Paul L. Brennan has been the portfolio manager for the Pennsylvania Fund since January 2003 and the portfolio manager for the Maryland and Virginia Funds since August 1999. Mr. Brennan became an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in 1997 and was made a Vice President in 2002. Mr. Brennan currently manages investments for forty Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                  Nuveen Maryland Municipal Bond Fund     .55%
                  ............................................
                  Nuveen Pennsylvania Municipal Bond Fund .55%
                  ............................................
                  Nuveen Virginia Municipal Bond Fund     .54%
                  ............................................

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels-rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest

                                           Section 2   How We Manage Your Money
                       in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains.

Section 2   How We Manage Your Money

                       Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.


                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, because they are "non-diversified" funds, which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.


                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit

                                            Section 2  How We Manage Your Money
                       your investment risk and maintain portfolio diversification. Each fund may not have more than 25% in any one industry such as electric utilities or health care.


                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                               Authorized Dealer
                                  Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                Public Offering Price Net Amount Invested  Public Offering Price
Less than $50,000                         4.20%                 4.38%                3.70%
$50,000 but less than $100,000            4.00                  4.18                 3.50
$100,000 but less than $250,000           3.50                  3.63                 3.00
$250,000 but less than $500,000           2.50                  2.56                 2.00
$500,000 but less than $1,000,000         2.00                  2.04                 1.50
$1,000,000 and over                         --/1/                 --                 1.00/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                    Section 3   How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase  0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                   5%  4%  4%  3%  2%  1%   None


                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.


                       Class C Shares


                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined Portfolio    directors of Nuveen or
.. Letter of intent         or Exchange-Traded Fund     employees of authorized
.. Group purchase           reinvestment                dealers
                         . Certain employees and     . Bank trust departments
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor


                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING


                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.


                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [Chart showing effects of systematic investing and
                       dividend reinvestment]

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.




                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES


                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.





                                    [GRAPHIC]



An Important Note About Telephone Transactions.

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption


From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


             [GRAPHIC]

             DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting


                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax.



                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.


                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

Section 4  General Information

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields


                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%

                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------
                      25%          4.00%          5.33%    6.67%    8.00%
                      28%          4.17%          5.56%    6.94%    8.33%
                      33%          4.48%          5.97%    7.46%    8.96%
                      35%          4.62%          6.15%    7.69%    9.23%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


             [GRAPHIC]

             DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for

                                                 Section 4  General Information

                       Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE


                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FREQUENT TRADING


                       Short-term or excessive trading into and out of a fund may interfere with portfolio management, raise fund operating expenses, or otherwise have an adverse effect on other shareholders. Each fund reserves the right to limit, restrict, or refuse purchase or exchange requests.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Maryland Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------


                                                                          Net
                                                                    Realized/                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2003                                           $10.24       $.48       $ .60  $1.08       $(.49)   $  --  $(.49) $10.83
 2002                                            10.14        .50         .09    .59        (.49)      --   (.49)  10.24
 2001                                             9.55        .48         .58   1.06        (.47)      --   (.47)  10.14
 2000                                            10.46        .47        (.86)  (.39)       (.49)    (.03)  (.52)   9.55
 1999                                            10.56        .49        (.11)   .38        (.48)      --   (.48)  10.46

Class B (3/97)
 2003                                            10.26        .40         .59    .99        (.41)      --   (.41)  10.84
 2002                                            10.15        .42         .10    .52        (.41)      --   (.41)  10.26
 2001                                             9.56        .41         .58    .99        (.40)      --   (.40)  10.15
 2000                                            10.47        .40        (.86)  (.46)       (.42)    (.03)  (.45)   9.56
 1999                                            10.56        .41        (.10)   .31        (.40)      --   (.40)  10.47

Class C (9/94)
 2003                                            10.24        .42         .59   1.01        (.43)      --   (.43)  10.82
 2002                                            10.14        .44         .09    .53        (.43)      --   (.43)  10.24
 2001                                             9.56        .43         .57   1.00        (.42)      --   (.42)  10.14
 2000                                            10.46        .42        (.86)  (.44)       (.43)    (.03)  (.46)   9.56
 1999                                            10.56        .43        (.11)   .32        (.42)      --   (.42)  10.46

Class R (2/28)
 2003                                            10.27        .50         .59   1.09        (.51)      --   (.51)  10.85
 2002                                            10.16        .52         .10    .62        (.51)      --   (.51)  10.27
 2001                                             9.58        .50         .57   1.07        (.49)      --   (.49)  10.16
 2000                                            10.48        .49        (.85)  (.36)       (.51)    (.03)  (.54)   9.58
 1999                                            10.58        .51        (.11)   .40        (.50)      --   (.50)  10.48
-------------------------------------------------------------------------------------------------------------------------


                                                                Ratios/Supplemental Data
Class (Inception Date)                                  ----------------------------------------
                                                                             Ratio of
                                                                 Ratio of         Net
                                                                 Expenses  Investment
                                                         Ending        to   Income to
                                                            Net   Average     Average  Portfolio
                                                 Total   Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)    (000) Assets(c)   Assets(c)       Rate
-------------------------------------------------------------------------------------------------

Class A (9/94)
 2003                                            10.74% $34,069       .93%       4.53%        12%
 2002                                             5.88   29,178       .97        4.84          4
 2001                                            11.36   26,137      1.00        4.82         28
 2000                                            (3.71)  22,694      1.12        4.79         19
 1999                                             3.65   22,093       .95        4.63         29

Class B (3/97)
 2003                                             9.81   15,125      1.68        3.78         12
 2002                                             5.18   10,588      1.72        4.08          4
 2001                                            10.53    6,474      1.74        4.08         28
 2000                                            (4.44)   4,694      1.87        4.04         19
 1999                                             2.95    4,732      1.71        3.90         29

Class C (9/94)
 2003                                            10.08   13,049      1.48        3.98         12
 2002                                             5.32    7,925      1.52        4.28          4
 2001                                            10.64    6,046      1.55        4.28         28
 2000                                            (4.16)   5,290      1.68        4.25         19
 1999                                             3.07    4,089      1.51        4.10         29

Class R (2/28)
 2003                                            10.86   42,967       .73        4.73         12
 2002                                             6.20   40,444       .77        5.03          4
 2001                                            11.41   40,619       .80        5.03         28
 2000                                            (3.43)  38,840       .92        4.99         19
 1999                                             3.82   44,411       .75        4.83         29
-------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .91%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.55%, 3.79%, 3.99% and 4.75% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Nuveen Pennsylvania Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net
                                                               Realized/                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------------

Class A (10/86)
 2003                                      $10.16       $.48      $  .45  $ .93       $(.49)   $  --  $(.49) $10.60      9.36%
 2002                                       10.06        .51         .11    .62        (.52)      --   (.52)  10.16      6.39
 2001                                        9.38        .53         .66   1.19        (.51)      --   (.51)  10.06     12.81
 2000                                       10.45        .50       (1.03)  (.53)       (.51)    (.03)  (.54)   9.38     (5.21)
 1999                                       10.68        .53        (.17)   .36        (.53)    (.06)  (.59)  10.45      3.42

Class B (2/97)
 2003                                       10.17        .40         .46    .86        (.42)      --   (.42)  10.61      8.59
 2002                                       10.07        .44         .11    .55        (.45)      --   (.45)  10.17      5.54
 2001                                        9.40        .46         .65   1.11        (.44)      --   (.44)  10.07     11.97
 2000                                       10.47        .42       (1.03)  (.61)       (.43)    (.03)  (.46)   9.40     (5.91)
 1999                                       10.70        .45        (.17)   .28        (.45)    (.06)  (.51)  10.47      2.66

Class C (2/94)
 2003                                       10.14        .42         .44    .86        (.43)      --   (.43)  10.57      8.70
 2002                                       10.04        .46         .11    .57        (.47)      --   (.47)  10.14      5.74
 2001                                        9.37        .48         .65   1.13        (.46)      --   (.46)  10.04     12.21
 2000                                       10.44        .44       (1.03)  (.59)       (.45)    (.03)  (.48)   9.37     (5.73)
 1999                                       10.68        .47        (.17)   .30        (.48)    (.06)  (.54)  10.44      2.80

Class R (2/97)
 2003                                       10.15        .50         .44    .94        (.51)      --   (.51)  10.58      9.52
 2002                                       10.05        .54         .11    .65        (.55)      --   (.55)  10.15      6.53
 2001                                        9.38        .55         .65   1.20        (.53)      --   (.53)  10.05     13.01
 2000                                       10.44        .51       (1.01)  (.50)       (.53)    (.03)  (.56)   9.38     (4.93)
 1999                                       10.68        .55        (.17)   .38        (.56)    (.06)  (.62)  10.44      3.55
-------------------------------------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
Class (Inception Date)                  ----------------------------------------
                                                             Ratio of
                                                 Ratio of         Net
                                                 Expenses  Investment
                                         Ending        to   Income to
                                            Net   Average     Average  Portfolio
                                         Assets       Net         Net   Turnover
Year Ended May 31,                        (000) Assets(c)   Assets(c)       Rate
---------------------------------------------------------------------------------

Class A (10/86)
 2003                                   $69,120       .92%       4.63%        15%
 2002                                    64,526       .97        5.04         16
 2001                                    60,278      1.00        5.37         21
 2000                                    55,564      1.10        5.06         16
 1999                                    70,865       .69        5.00         18

Class B (2/97)
 2003                                    12,747      1.66        3.87         15
 2002                                    11,691      1.72        4.28         16
 2001                                     9,440      1.75        4.62         21
 2000                                     7,809      1.87        4.32         16
 1999                                     7,966      1.45        4.25         18

Class C (2/94)
 2003                                    21,579      1.46        4.08         15
 2002                                    14,028      1.52        4.47         16
 2001                                    10,152      1.55        4.82         21
 2000                                     9,672      1.64        4.52         16
 1999                                    13,167      1.25        4.45         18

Class R (2/97)
 2003                                    59,240       .72        4.83         15
 2002                                    56,836       .77        5.24         16
 2001                                    55,290       .80        5.57         21
 2000                                    51,788       .91        5.26         16
 1999                                    61,044       .49        5.20         18
---------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .91%, 1.66%, 1.45% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.63%, 3.88%, 4.09% and 4.83% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Virginia Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net
                                                               Realized/                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------------

Class A (3/86)
 2003                                      $10.65       $.52       $ .44  $ .96       $(.53)   $(.02) $(.55) $11.06     9.26%
 2002                                       10.69        .55        (.06)   .49        (.53)      --   (.53)  10.65      4.69
 2001                                       10.10        .54         .58   1.12        (.53)      --   (.53)  10.69     11.27
 2000                                       10.93        .53        (.83)  (.30)       (.52)    (.01)  (.53)  10.10    (2.72)
 1999                                       11.06        .53        (.10)   .43        (.53)    (.03)  (.56)  10.93      3.95

Class B (2/97)
 2003                                       10.63        .44         .45    .89        (.46)    (.02)  (.48)  11.04      8.49
 2002                                       10.67        .46        (.05)   .41        (.45)      --   (.45)  10.63      3.93
 2001                                       10.10        .46         .56   1.02        (.45)      --   (.45)  10.67     10.26
 2000                                       10.93        .45        (.82)  (.37)       (.45)    (.01)  (.46)  10.10    (3.44)
 1999                                       11.06        .45        (.10)   .35        (.45)    (.03)  (.48)  10.93      3.20

Class C (10/93)
 2003                                       10.63        .46         .44    .90        (.47)    (.02)  (.49)  11.04      8.67
 2002                                       10.67        .49        (.06)   .43        (.47)      --   (.47)  10.63      4.13
 2001                                       10.10        .48         .57   1.05        (.48)      --   (.48)  10.67     10.50
 2000                                       10.92        .47        (.81)  (.34)       (.47)    (.01)  (.48)  10.10    (3.16)
 1999                                       11.06        .47        (.11)   .36        (.47)    (.03)  (.50)  10.92      3.30

Class R (2/97)
 2003                                       10.63        .54         .45    .99        (.56)    (.02)  (.58)  11.04      9.52
 2002                                       10.67        .57        (.05)   .52        (.56)      --   (.56)  10.63      4.93
 2001                                       10.10        .56         .56   1.12        (.55)      --   (.55)  10.67     11.32
 2000                                       10.93        .55        (.82)  (.27)       (.55)    (.01)  (.56)  10.10    (2.49)
 1999                                       11.06        .56        (.10)   .46        (.56)    (.03)  (.59)  10.93      4.18
------------------------------------------------------------------------------------------------------------------------------


                                                 Ratios/Supplemental Data
Class (Inception Date)                  -----------------------------------------
                                                              Ratio of
                                                  Ratio of         Net
                                                  Expenses  Investment
                                          Ending        to   Income to
                                             Net   Average     Average  Portfolio
                                          Assets       Net         Net   Turnover
Year Ended May 31,                         (000) Assets(c)   Assets(c)       Rate
----------------------------------------------------------------------------------

Class A (3/86)
 2003                                   $154,509       .88%       4.82%        16%
 2002                                    141,987       .89        5.08         11
 2001                                    136,248       .91        5.14         17
 2000                                    125,522      1.00        5.07         22
 1999                                    138,941       .86        4.81         15

Class B (2/97)
 2003                                     21,242      1.63        4.07         16
 2002                                     16,461      1.64        4.33         11
 2001                                     13,094      1.66        4.38         17
 2000                                     10,713      1.75        4.32         22
 1999                                     10,419      1.61        4.05         15

Class C (10/93)
 2003                                     23,054      1.43        4.27         16
 2002                                     16,933      1.44        4.53         11
 2001                                     15,468      1.46        4.59         17
 2000                                     14,263      1.55        4.53         22
 1999                                     17,679      1.41        4.26         15

Class R (2/97)
 2003                                     53,519       .68        5.02         16
 2002                                     50,502       .69        5.28         11
 2001                                     52,203       .71        5.34         17
 2000                                     50,403       .80        5.27         22
 1999                                     56,728       .66        5.01         15
----------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .87%, 1.62%, 1.42% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.84%, 4.08%, 4.28% and 5.04% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Appendix  Additional State Information




                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Maryland



                       Maryland's economy has slowed, but continues to outperform most other states. The services, wholesale and retail trade, and government sectors account for most of the State's employment. The Maryland economy is well balanced with major contributions to its stability coming from strong employment in higher education, defense, financial services, and manufacturing.



                       The State's unemployment rate was 4.6% in July 2003, up modestly from 4.3% in 2002, and well below the national average of 6.2% in July 2003. Per capita income, which was $36,298 in 2002, continues to exceed the national average of $30,941. Maryland remains among the wealthiest states in the nation.



                       Maryland state income tax rates have been on the decline since 1998 in an ongoing effort to reduce taxes and stimulate economic growth. State officials budgeted an additional 2% tax reduction for the 2001 and 2002 fiscal years. The current 2004 budget is tightly balanced, with a large structural gap forecast in 2005 and continuing through 2007. Cuts made to balance the current budget are mostly one time cuts and result in ongoing structural deficits.



                       Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard


                       & Poor's, and Fitch as of September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Maryland personal income tax to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. While dividends paid out of income earned on Maryland municipal bonds are not subject to Maryland tax, if you are subject to tax in a state other than Maryland, these dividends may be included in calculating taxable income for that state. You will be subject to Maryland personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Maryland corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.





Appendix

                       Pennsylvania



                       Pennsylvania's economy is stagnant, but it is leaning toward new growth in 2004. Job losses have been centered in the manufacturing, transportation, and utility sectors. A portion of the jobs lost in the manufacturing sector have been replaced by new industries such as biotechnology, software, tourism, and business services. A budget for fiscal year 2004 was approved by the legislature in March 2003; however, the governor line item vetoed the entire K-12 appropriation. The legislature will readdress this K-12 appropriation again in September. The 2003 fiscal year is expected to be a break-even year and 2004 is expected to also be balanced through significant stop gap measures such as tobacco settlement proceeds and new taxes on gambling.



                       Pennsylvania's unemployment rate was 5.6% in July 2003, below the national average of 6.2% and unchanged from 2002. Pennsylvania's per capita income was $31,727 in 2002, which is somewhat higher than the national average of $30,941. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing may constrain the State's performance to below national averages.



                       As of September 4, 2003, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax) to the extent those dividends result from interest earned on Pennsylvania municipal bonds or U.S. government securities. While dividends paid out of income earned on Pennsylvania municipal bonds are not subject to Pennsylvania tax, if you are subject to tax in a state other than Pennsylvania, these dividends may be included in calculating taxable income for that state. You could be subject to Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax), however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Pennsylvania corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Virginia



                       Virginia's economy is emerging from recession in 2003. Unemployment has stabilized at 4% with education, health services, leisure, and hospitality contributing to renewed employment growth. As the nation's sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Budget shortfalls estimated to total $2.3 billion are anticipated in 2004. Virginia is struggling to close this gap at the present time.



                       Virginia's unemployment rate was 4.0% in July 2003, well below the national average of 6.2% in July 2003, and unchanged from the State's rate in July 2002. Per capita income was $32,922 in 2002, which is 106% of the national average of $30,941. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.





                                                                       Appendix

                       As of September 4, 2003, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. However, due to the projected budget gap in 2004, Moody's placed its rating on negative watch on September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Virginia personal income tax to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. While dividends paid out of income earned on Virginia municipal bonds are not subject to Virginia tax, if you are subject to tax in a state other than Virginia, these dividends may be included in calculating taxable income for that state. You will be subject to Virginia personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Virginia corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




Appendix

Nuveen Investments Mutual Funds



Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.



Value


Nuveen Large-Cap Value Fund


Nuveen NWQ Multi-Cap Value Fund



Balanced


Nuveen Balanced Stock and Bond Fund


Nuveen Balanced Municipal and Stock Fund



International


Nuveen NWQ International Value Fund



Growth


Nuveen Rittenhouse Growth Fund



Municipal Bond



National Funds


Nuveen High Yield Municipal Bond Fund


Nuveen All-American Municipal Bond Fund


Nuveen Insured Municipal Bond Fund


Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund



State Funds


                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/



Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments and Nuveen Advisory Corp. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.



You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.



The funds are series of Nuveen Multistate Trust I, whose file number is 811-07619.


1. Long-term and insured long-term portfolios.


MPR-MSI-0903D NA

                                                             September 29, 2003


NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses of Nuveen Multistate Trust I dated September 29, 2003. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                       Page
                                                                       ----
     Investment Policies and Investment Portfolio.....................  S-2

     Management of the Trust.......................................... S-13

     Investment Adviser and Investment Management Agreement........... S-29

     Portfolio Transactions........................................... S-31

     Net Asset Value.................................................. S-32

     Tax Matters...................................................... S-32

     Performance Information.......................................... S-41

     Additional Information on the Purchase and Redemption of Fund
       Shares......................................................... S-48

     Distribution and Service Plan.................................... S-56

     Independent Auditors, Custodian and Transfer Agent............... S-58

     Financial Statements............................................. S-58

     Appendix A--Ratings of Investments...............................  A-1

     Appendix B--Description of Hedging Techniques....................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:


      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.



      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.



      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.



      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.


      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.


      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.


      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust I (formerly Nuveen Flagship Multistate Trust I) (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series:
Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Municipal Bond Fund (formerly Nuveen Flagship Florida Municipal Bond Fund and prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal

Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.


   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2002 and 2003 fiscal years for the Funds were:


                                                               Fiscal Year
                                                               2002  2003
                                                               ----  ----
               Nuveen Arizona Municipal Bond Fund.............  16%   14%
               Nuveen Colorado Municipal Bond Fund............  28    12
               Nuveen Florida Municipal Bond Fund.............  17    19
               Nuveen Maryland Municipal Bond Fund............   4    12
               Nuveen New Mexico Municipal Bond Fund..........  22     8
               Nuveen Pennsylvania Municipal Bond Fund........  16    15
               Nuveen Virginia Municipal Bond Fund............  11    16


WHEN-ISSUED SECURITIES OR DELAYED-DELIVERY SECURITIES

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States


   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Arizona



   Arizona's economy is recovering well from its slowdown in 2002. Arizona's economy is primarily based on services, tourism, and high technology manufacturing. The military, agriculture, and mining of primary metals still play a role in the State's economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. The Arizona economy is expected to recover from recession in 2003. The recovery is being driven by strong defense spending, as well as a rebound in the tech sector.



   The statewide unemployment rate was 6.1% in July 2003, down modestly from 6.3% in July 2002, and just below the national average of 6.2% in July 2003. Per capita income was $26,183 in 2002, which is approximately 85% of the national average of $30,941.



   The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending. Arizona has enacted a balanced budget totaling $6.4 billion in 2004. Even though this budget is balanced, there is an estimated ongoing $574 million structural deficit that is being covered with one time measures.



   Although the State does not issue general obligation debt, as of September 4, 2003, Moody's and Standard and Poor's give its lease obligations A1 and AA-ratings, respectively. Both Moody's and Standard and Poor's have placed Arizona on negative watch because of budgetary constraints and lack of financial flexibility. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Colorado



   Colorado's economy grew strongly in the last decade fueled by rapid growth in the telecommunications and high technology sectors. Exposure to telecommunications and high technology severely impeded the State's economy following the recent national recession. Employment conditions deteriorated worse than the national average resulting in slower personal income growth. Homebuilding and commercial construction have also softened amid weakening demand and rising office vacancies. The recovery is expected to arrive later than it will in other parts of the nation.



   Colorado's unemployment rate was unchanged from 2002 at 5.7% in July 2003, below the 6.2% national average in July 2003. Per capita income fell 0.5% to $33,276 in 2002, which is above the national average of $30,941.



   In 1992, Colorado voters approved the Taxpayer's Bill of Rights (TABOR), which limits the revenue collection of state and local governments and provides rebates to taxpayers in the following year for revenues collected in excess of the limit. TABOR limits have impeded Colorado revenues in 2003. A referendum to amend TABOR is scheduled for the November election in 2003.



   Although Colorado has no outstanding general obligation debt, Standard & Poor's rates Colorado lease obligations AA- as of September 4, 2003. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Florida



   Florida's service-based economy, although experiencing weakness with the national economic recession, has performed reasonably well. Employment rose by 1.2% in 2003 driven by increases in construction, leisure and hospitality, and government sectors; however, manufacturing, information technology, and transportation remain weak. Florida's unemployment rate of 5.3% in July 2003 is down from 5.5% in July 2002. The national average for July 2003 is 6.2%. Florida's per capita income of $29,596 in 2002 is approximately 95% of the national average of $30,941. Lower income levels are consistent with a large retirement population.

   A budget of $52.3 billion for fiscal 2004 was approved by the legislature during a special session in May. Florida maintains a budget stabilization fund of $941 million. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.



   Longer term, the State will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990's to projections of about 18% for the next decade. The housing market boom also continues throughout the State.



   As of September 4, 2003, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Maryland



   Maryland's economy has slowed, but continues to outperform most other states. The services, wholesale and retail trade, and government sectors account for most of the State's employment. The Maryland economy is well balanced with major contributions to its stability coming from strong employment in higher education, defense, financial services, and manufacturing.



   The current 2004 budget is tightly balanced, with a large structural gap forecast in 2005 continuing through 2007. Cuts made to balance the current budget are mostly one time cuts resulting in ongoing structural deficits.



   The State's unemployment rate was 4.6% in July 2003, up modestly from 4.3% in July 2002, and well below the national average of 6.2% in July 2003. Per capita income, which was $36,298 in 2002, continues to exceed the national average of $30,941. Maryland remains among the wealthiest states in the nation.



   Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to New Mexico



   New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy is strongly influenced by the employment and technology base supplied by U.S. government scientific research facilities in Los Alamos, Albuquerque, and White Sands.



   New Mexico's economy has grown consistently, even after September 11, 2001, due mostly to large government employment, especially defense related occupations. With increased defense spending over this decade, the State's economy should continue to benefit from the significant defense industry presence. In addition, the State's tourism and gaming industries performed better than other destinations because many destinations in New Mexico depend on drive-in tourists. These sectors are expected to play an ongoing role in the State's economic growth.



   New Mexico operates with a $3.8 billion annual budget. The fiscal 2004 budget is $4.0 billion (3.8% higher than 2003). The general fund is expected to end fiscal year 2004 with $199.2 million in its combined reserves (5.0% of general fund expenditures).



   New Mexico's unemployment rate was 6.1% in July 2003, slightly below the national average of 6.2% in July 2003, and substantially higher than the 5.6% statewide average in July 2002. The State's per capita income was $23,941 in 2002, which is approximately 77% of the national average of $30,941.



   As of September 4, 2003, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Pennsylvania



   Pennsylvania's economy is stagnant, but it is leaning toward new growth in 2004. Job losses have been centered in the manufacturing, transportation, and utility sectors. A portion of the jobs lost in the manufacturing sector have been replaced by new industries such as biotechnology, software, tourism, and business services. A budget for fiscal year 2004 was approved by the legislature in March 2003; however, the governor line item vetoed the entire K-12 appropriation. The legislature will readdress this K-12 appropriation again in September. The 2003 fiscal year is expected to be a break-even year and 2004 is expected to also be balanced through significant stop gap measures such as tobacco settlement proceeds and new taxes on gambling.



   Pennsylvania's unemployment rate was 5.6% in July 2003, below the national average of 6.2% and unchanged from 2002. Pennsylvania's per capita income was $31,727 in 2002, which is somewhat higher than the national average of $30,941. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing may constrain the State's performance to below national averages.



   As of September 4, 2003, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Virginia



   Virginia's economy is emerging from recession in 2003. Unemployment has stabilized at 4% with education, health services, leisure, and hospitality contributing to renewed employment growth. As the nation's sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Virginia reported a revenue shortfall in 2002 of $1.7 billion that has been offset with rainy day funds and several alternative funding strategies. Additional shortfalls estimated to total $2.3 billion are anticipated in 2003 and 2004. Virginia has the financial flexibility to address these shortfalls.



   Virginia's unemployment rate was 4.0% in July 2003, well below the national average of 6.2% in July 2003, and unchanged from the State's rate in July 2002. Per capita income was $32,922 in 2002, which is 106% of the national average of $30,941. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.



   As of September 4, 2003, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. However, due to the projected budget gap in 2004, Moody's placed its rating on negative watch on September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.




Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.


   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.


Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.


       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.


       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 12, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and 11 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.



                                                                                                  Number of
                                                                                                 Portfolios
                                   Positions and Offices                                           in Fund
                                       with the Trust             Principal Occupations            Complex
         Name                      and Year First Elected     Including Other Directorships      Overseen by
      and Address        Birthdate      or Appointed             During Past Five Years            Trustee
      -----------        --------- ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*  3/28/49   Chairman of the       Chairman and Director (since 1996)         140
333 West Wacker Drive               Boards and Trustee,   of Nuveen Investments, Inc.,
Chicago, IL 60606                   1996                  Nuveen Investments, LLC, Nuveen
                                                          Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.;
                                                          Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.;
                                                          Director (since 1996) of Institutional
                                                          Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse
                                                          Asset Management, Inc.; Chairman
                                                          (since 2002) of Nuveen Investment
                                                          Advisers Inc.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                              Number of
                                                                                             Portfolios
                                Positions and Offices                                          in Fund
                                    with the Trust             Principal Occupations           Complex
        Name                    and Year First Elected     Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years           Trustee
     -----------      --------- ----------------------     -----------------------------     -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

William E. Bennett    10/16/46         Trustee,        Private Investor; previously,             140
333 West Wacker Drive                  2003            President and Chief Executive
Chicago, IL 60606                                      Officer, Draper & Kramer, Inc., a
                                                       private company that handles
                                                       mortgage banking, real estate
                                                       development, pension advisory and
                                                       real estate management (1995-1998).
                                                       Prior thereto, Executive Vice
                                                       President and Chief Credit Officer of
                                                       First Chicago Corporation and its
                                                       principal subsidiary, The First
                                                       National Bank of Chicago.

Robert P. Bremner      8/22/40         Trustee,        Private Investor and Management           134
333 West Wacker Drive                  1997            Consultant.
Chicago, IL 60606

Lawrence H. Brown      7/29/34         Trustee,        Retired (since 1989) as Senior Vice       134
333 West Wacker Drive                  1993            President of The Northern Trust
Chicago, IL 60606                                      Company; Director of the United
                                                       Way Highland Park--Highwood
                                                       (since 2002).

Jack B. Evans         10/22/48         Trustee,        President, The Hall-Perrine                70
333 West Wacker Drive                  2003            Foundation, a private philanthropic
Chicago, IL 60606                                      corporation (since 1996); Director,
                                                       Alliant Energy; Director and Vice
                                                       Chairman, United Fire & Casualty
                                                       Company; Director, Federal Reserve
                                                       Bank of Chicago; formerly,
                                                       President and Chief Operating
                                                       Officer, SCI Financial Group, Inc., a
                                                       regional financial services firm.

Anne E. Impellizzeri   1/26/33         Trustee,        Retired; formerly, Executive Director     134
333 West Wacker Drive                  1994            (1998-2001) of Manitoga (Center for
Chicago, IL 60606                                      Russel Wright's Design with
                                                       Nature); formerly, President and
                                                       Executive Officer of Blanton-Peale
                                                       Institutes Chief of Religion and
                                                       Health (since 1990); prior thereto,
                                                       Vice President, Metropolitan Life
                                                       Insurance Co.

                                                                                             Number of
                                                                                            Portfolios
                                Positions and Offices                                         in Fund
                                    with the Trust            Principal Occupations           Complex
        Name                    and Year First Elected    Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed            During Past Five Years           Trustee
     -----------      --------- ----------------------    -----------------------------     -----------

William L. Kissick     7/29/32         Trustee,        Professor Emeritus, School of             70
333 West Wacker Drive                  2003            Medicine and the Wharton School
Chicago, IL 60606                                      of Management and former
                                                       Chairman, Leonard Davis Institute
                                                       of Health Economics, University of
                                                       Pennsylvania; Adjunct Professor,
                                                       Health Policy and Management,
                                                       Yale University.

Thomas E. Leafstrand  11/11/31         Trustee,        Retired; previously, Vice President       70
333 West Wacker Drive                  2003            in charge of Municipal Underwriting
Chicago, IL 60606                                      and Dealer Sales at The Northern
                                                       Trust Company.

Peter R. Sawers         4/3/33         Trustee,        Adjunct Professor of Business and        134
333 West Wacker Drive                  1991            Economics, University of Dubuque,
Chicago, IL 60606                                      Iowa; formerly (1991-2000) Adjunct
                                                       Professor, Lake Forest Graduate
                                                       School of Management, Lake Forest,
                                                       Illinois; prior thereto, Executive
                                                       Director, Towers Perrin Australia, a
                                                       management consulting firm;
                                                       Chartered Financial Analyst;
                                                       Director, Executive Service Corps of
                                                       Chicago a not-for-profit
                                                       organization; Certified Management
                                                       Consultant.

William J. Schneider   9/24/44         Trustee,        Senior Partner and Chief Operating       134
333 West Wacker Drive                  1997            Officer, Miller-Valentine Group,
Chicago, IL 60606                                      Vice President, Miller-Valentine
                                                       Realty, a construction company;
                                                       Chair, Miami Valley Hospital; Chair,
                                                       Dayton Development Coalition;
                                                       formerly, Member, Community
                                                       Advisory Board, National City Bank,
                                                       Dayton, Ohio and Business
                                                       Advisory Council, Cleveland Federal
                                                       Reserve Bank.

Judith M. Stockdale   12/29/47         Trustee,        Executive Director, Gaylord and          134
333 West Wacker Drive                  1997            Dorothy Donnelley Foundation
Chicago, IL 60606                                      (since 1994); prior thereto,
                                                       Executive Director, Great Lakes
                                                       Protection Fund (from 1990 to
                                                       1994).

                                                                                           Number of
                                                                                          Portfolios
                                Positions and Offices                                       in Fund
                                    with the Trust           Principal Occupations          Complex
        Name                    and Year First Elected   Including Other Directorships    Overseen by
     and Address      Birthdate      or Appointed           During Past Five Years          Trustee
     -----------      --------- ----------------------   -----------------------------    -----------

Sheila W. Wellington   2/24/32         Trustee,        President (since 1993) of Catalyst
333 West Wacker Drive                  2003            (a not-for-profit organization
Chicago, IL 60606                                      focusing on women's leadership
                                                       development in business and the
                                                       professions).                          70

                                                                                           Number of
                                                                                          Portfolios
                                Positions and Offices                                       in Fund
                                    with the Trust           Principal Occupations          Complex
        Name                    and Year First Elected   Including Other Directorships    Overseen by
     and Address      Birthdate      or Appointed           During Past Five Years          Officer
     -----------      --------- ----------------------   -----------------------------    -----------



Officers of the Trust:
----------------------

 Gifford R. Zimmerman  9/9/56 Chief          Managing Director (since 2002),      140
 333 W. Wacker Drive          Administrative Assistant Secretary and Associate
 Chicago, IL 60606            Officer,       General Counsel, formerly, Vice
                              1996           President and Assistant General
                                             Counsel, of Nuveen Investments,
                                             LLC; Managing Director (since
                                             2002), General Counsel (since 1998)
                                             and Assistant Secretary, formerly,
                                             Vice President of Nuveen Advisory
                                             Corp. and Nuveen Institutional
                                             Advisory Corp.; Managing Director
                                             (since 2002) and Assistant Secretary
                                             and Associate General Counsel,
                                             formerly, Vice President (since
                                             2000) of Nuveen Asset Management,
                                             Inc.; Assistant Secretary of Nuveen
                                             Investments, Inc. (since 1994);
                                             Assistant Secretary of NWQ
                                             Investment Management Company,
                                             LLC (since 2002); Vice President and
                                             Assistant Secretary of Nuveen
                                             Investments Advisers Inc. (since
                                             2002); Managing Director, Associate
                                             General Counsel and Assistant
                                             Secretary of Rittenhouse Asset
                                             Management, Inc. (since May 2003);
                                             Chartered Financial Analyst;
                                             Assistant Secretary (since 2003) of
                                             Symphony Asset Management LLC.

 Michael T. Atkinson   2/3/66 Vice President Vice President (since 2002),         140
 333 W. Wacker Drive          and Assistant  formerly, Assistant Vice President
 Chicago, IL 60606            Secretary,     (since 2000), previously, Associate
                              2000           of Nuveen Investments.

                                                                                             Number of
                                                                                            Portfolios
                              Positions and Offices                                           in Fund
                                  with the Trust             Principal Occupations            Complex
       Name                   and Year First Elected     Including Other Directorships      Overseen by
    and Address     Birthdate      or Appointed             During Past Five Years            Officer
    -----------     --------- ----------------------     -----------------------------      -----------

Paul L. Brennan     11/10/66    Vice President,      Vice President (since 2002),               122
333 W. Wacker Drive             1999                 formerly, Assistant Vice President
Chicago, IL 60606                                    (since 1997), of Nuveen Advisory
                                                     Corp.; Chartered Financial Analyst
                                                     and Certified Public Accountant.

Peter H. D'Arrigo   11/28/67    Vice President and   Vice President of Nuveen                   140
333 W. Wacker Drive             Treasurer,           Investments, LLC (since 1999), prior
Chicago, IL 60606               1999                 thereto, Assistant Vice President
                                                     (from 1997); Vice President and
                                                     Treasurer (since 1999) of Nuveen
                                                     Investments, Inc.; Vice President
                                                     and Treasurer (since 1999) of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp.; Vice
                                                     President and Treasurer of Nuveen
                                                     Asset Management, Inc. (since 2002)
                                                     and of Nuveen Investment Advisers
                                                     Inc. (since 2002); Assistant Treasurer
                                                     of NWQ Investment Management
                                                     Company, LLC (since 2002);
                                                     Treasurer (since 2003) of Symphony
                                                     Asset Management LLC; Chartered
                                                     Financial Analyst.

Susan M. DeSanto      9/8/54    Vice President,      Vice President of Nuveen Advisory          140
333 W. Wacker Drive             2001                 Corp. (since 2001); previously, Vice
Chicago, IL 60606                                    President of Van Kampen
                                                     Investment Advisory Corp. (since
                                                     1998).

Jessica R. Droeger   9/24/64    Vice President       Vice President (since 2002),               140
333 W. Wacker Drive             and Secretary,       Assistant Secretary and Assistant
Chicago, IL 60606               2000                 General Counsel (since 1998)
                                                     formerly, Assistant Vice President
                                                     (since 1998) of Nuveen Investments,
                                                     LLC; Vice President (since 2002) and
                                                     Assistant Secretary (since 1998)
                                                     formerly, Assistant Vice President of
                                                     Nuveen Advisory Corp.; and
                                                     Nuveen Institutional Advisory Corp.

Lorna C. Ferguson   10/24/45    Vice President,      Vice President of Nuveen                   140
333 W. Wacker Drive             1998                 Investments, LLC; Vice President
Chicago, IL 60606                                    (since 1998) of Nuveen Advisory
                                                     Corp. and Nuveen Institutional
                                                     Advisory Corp.

                                                                                               Number of
                                                                                              Portfolios
                                Positions and Offices                                           in Fund
                                    with the Trust             Principal Occupations            Complex
        Name                    and Year First Elected     Including Other Directorships      Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years            Officer
     -----------      --------- ----------------------     -----------------------------      -----------

William M. Fitzgerald   3/2/64    Vice President,      Managing Director (since 2002),            140
333 W. Wacker Drive               1997                 formerly, Vice President of Nuveen
Chicago, IL 60606                                      Investments; Managing Director
                                                       (since 1997), of Nuveen Advisory
                                                       Corp. and Nuveen Institutional
                                                       Advisory Corp.; Managing Director
                                                       of Nuveen Asset Management, Inc.
                                                       (since 2001); Vice President of
                                                       Nuveen Investments Advisers Inc.
                                                       (since 2002); Chartered Financial
                                                       Analyst.

Stephen D. Foy         5/31/54    Vice President and   Vice President (since 1993) and            140
333 W. Wacker Drive               Controller,          Funds Controller (since 1998) of
Chicago, IL 60606                 1997                 Nuveen Investments, LLC, Vice
                                                       President and Funds Controller
                                                       (since 1998) of Nuveen Investments,
                                                       Inc.; Certified Public Accountant.

J. Thomas Futrell       7/5/55    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.; Chartered Financial Analyst.
Chicago, IL 60606

Richard A. Huber       3/26/63    Vice President,      Vice President of Nuveen                   122
333 W. Wacker Drive               1997                 Institutional Advisory Corp. (since
Chicago, IL 60606                                      1998) and Nuveen Advisory Corp.
                                                       (since 1997); prior thereto, Vice
                                                       President and Portfolio Manager of
                                                       Flagship Financial, Inc.

Steven J. Krupa        8/21/57    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.
Chicago, IL 60606

David J. Lamb          3/22/63    Vice President,      Vice President (since 2000) of             140
333 W. Wacker Drive               2000                 Nuveen Investments, LLC,
Chicago, IL 60606                                      previously Assistant Vice President
                                                       (since 1999); prior thereto, Associate
                                                       of Nuveen Investments; Certified
                                                       Public Accountant.

Tina M. Lazar          8/27/61    Vice President,      Vice President of Nuveen                   140
333 West Wacker Drive             2002                 Investments, LLC (since 1999); prior
Chicago, IL. 60606                                     thereto, Assistant Vice President
                                                       (since 1993).

                                                                                                 Number of
                                                                                                Portfolios
                                  Positions and Offices                                           in Fund
                                      with the Trust             Principal Occupations            Complex
         Name                     and Year First Elected     Including Other Directorships      Overseen by
      and Address       Birthdate      or Appointed             During Past Five Years            Officer
      -----------       --------- ----------------------     -----------------------------      -----------

Larry W. Martin          7/27/51   Vice President and    Vice President, Assistant Secretary        140
333 W. Wacker Drive                Assistant Secretary,  and Assistant General Counsel of
Chicago, IL 60606                  1997                  Nuveen Investments, LLC; Vice
                                                         President and Assistant Secretary of
                                                         Nuveen Advisory Corp. and Nuveen
                                                         Institutional Advisory Corp.;
                                                         Assistant Secretary of Nuveen
                                                         Investments, Inc.; Assistant Secretary
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1997); Vice President (since
                                                         2000), Assistant Secretary and
                                                         Assistant General Counsel (since
                                                         1998) of Rittenhouse Asset
                                                         Management, Inc.; Vice President
                                                         and Assistant Secretary of Nuveen
                                                         Investments Advisers Inc. (since
                                                         2002); Assistant Secretary of NWQ
                                                         Investment Management Company,
                                                         LLC (since 2002); Assistant Secretary
                                                         (since 2003) of Symphony Asset
                                                         Management LLC.

Edward F. Neild, IV       7/7/65   Vice President,       Managing Director (since 2002),            140
333 W. Wacker Drive                1997                  formerly, Vice President of Nuveen
Chicago, IL 60606                                        Investments; Managing Director
                                                         (since 1997) of Nuveen Advisory
                                                         Corp. and Nuveen Institutional
                                                         Advisory Corp.; Managing Director
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1999); Chartered Financial
                                                         Analyst.

Thomas C. Spalding       7/31/51   Vice President,       Vice President of Nuveen Advisory          122
333 W. Wacker Drive                1997                  Corp. and Nuveen Institutional
Chicago, IL 60606                                        Advisory Corp.; Chartered Financial
                                                         Analyst.

Thomas J. O'Shaughnessy   9/4/60   Vice President,       Vice President (since January 2002),       122
333 W. Wacker Drive                2002                  formerly, Assistant Vice President
Chicago, IL 60606                                        (1998), of Nuveen Advisory Corp.;
                                                         prior thereto, portfolio manager.

   The Board of Trustees has five standing committees: the executive committee, the audit committee, the nominating and governance committee, the dividend committee and the valuation committee.



   Robert P. Bremner, Anne E. Impellizzeri and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.



   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), William E. Bennett, Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Thomas E. Leafstrand and Peter R. Sawers.



   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Anne E. Impellizzeri, William L. Kissick, Thomas E, Leafstrand, Peter R. Sawers, William J. Schneider, Judith M. Stockdale and Sheila W. Wellington.



   The dividend committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the dividend committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown, Jack B. Evans and Thomas
E. Leafstrand.



   The valuation committee oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. Lawrence H. Brown, Thomas E. Leafstrand and Judith M. Stockdale are the current members of the valuation committee.



   Trustees Evans, Kissick, Leafstrand and Wellington are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 22 Nuveen closed-end funds managed by Nuveen Advisory and 6 open-end funds and 12 closed-end funds managed by Nuveen Institutional Advisory Corp. Trustees Bremner, Brown, Impellizzeri, Sawers, Schneider and Stockdale are also directors or trustees, as the case may be, of 30 open-end and 92 closed-end funds managed by Nuveen Advisory and 6 open-end funds and 6 closed-end funds managed by Nuveen Institutional Advisory Corp.



   Mr. Schwertfeger and Mr. Bennett are directors or trustees, as the case may be, of 30 open-end funds and 92 closed-end funds advised by Nuveen Advisory and 6 open-end and 12 closed-end funds advised by Nuveen Institutional Advisory Corp.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2002:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Timothy R. Schwertfeger    $        0            Over $100,000
      William E. Bennett.....    $        0         $50,001-$100,000
      Robert P. Bremner......    $        0          $10,001-$50,000
      Lawrence H. Brown......    $        0         $50,001-$100,000
      Jack B. Evans..........    $        0            Over $100,000
      Anne E. Impellizzeri...    $        0          $10,001-$50,000
      William L. Kissick.....    $        0         $50,001-$100,000
      Thomas E. Leafstrand...    $        0            Over $100,000
      Peter R. Sawers........    $        0            Over $100,000
      William S. Schneider...    $        0            Over $100,000
      Judith M. Stockdale....    $        0          $10,001-$50,000
      Sheila W. Wellington...    $        0            Over $100,000


   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2003.




                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Trust
                                Compensation  that Has Been   and Fund
            Name of Trustee     From Trust/1/  Deferred/2/    Complex
            ---------------     ------------  ------------- ------------
        Robert P. Bremner......    $2,248         $121       $85,000/3/
        Lawrence H. Brown......    $2,423         $ --       $88,500/3/
        Anne E. Impellizzeri...    $2,282         $812       $84,750/3/
        Peter R. Sawers........    $2,234         $796       $84,500/3/
        William J. Schneider...    $2,260         $806       $84,000/3/
        Judith M. Stockdale....    $2,195         $211       $84,000/3/
        William E. Bennett/5/..    $   --         $ --       $55,567/4/
        Jack B. Evans/5/.......    $   --         $ --       $51,833/4/
        William L. Kissick/5/..    $   --         $ --       $50,883/4/
        Thomas E. Leafstrand/5/    $   --         $ --       $53,783/4/
        Sheila W. Wellington/5/    $   --         $ --       $48,833/4/

--------

/(1)/The compensation paid to the independent trustees for the fiscal year ended May 31, 2003 for services to the Trust.



/(2)/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.



/(3)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Advisory.



/(4)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.



/(5)/Trustee was elected to the Board of the Trust on July 28, 2003. No compensation was paid to the Trustee for the one year period ended May 31, 2003 for services to the Trust or any of the open-end and closed-end funds advised by Nuveen Advisory.



   For all Nuveen Funds overseen, independent board members receive a $65,000 annual retainer plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance by telephone or in person at an Audit Committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the dividend committee; (e) a fee of $500 per day for attendance in person at all other committee meetings on a day on which no regularly scheduled Board meeting is held in which in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. Compensation to the independent board members is allocated among the Nuveen family of funds based on assets per fund.



   Nuveen Investments Inc. maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of

Nuveen Investments Inc. Under the matching program, Nuveen Investments Inc. will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, Nuveen Investments Inc. makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of Nuveen Investments Inc. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by Nuveen Investments Inc. under the direct program is made solely at the discretion of the Corporate Contributions Committee.



   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who, as of September 3, 2003, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                          Percentage
NAME OF FUND AND CLASS             NAME AND ADDRESS OF OWNER             of Ownership
----------------------             -------------------------             ------------

Nuveen Arizona Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    17.28%
  Class A Shares.................. for the sole benefit of its customers
                                   Attn: Fund Admin./97E76
                                   4800 Deer Lake Dr. E. Fl 3
                                   Jacksonville, FL 32246-6484

Nuveen Arizona Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    31.86
  Class B Shares.................. for the sole benefit of its customers
                                   Attn: Fund Admin./97ND2
                                   4800 Deer Lake Dr. E. Fl 3
                                   Jacksonville, FL 32246-6484

Nuveen Arizona Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    26.37
  Class C Shares.................. for the sole benefit of its customers
                                   Attn: Fund Admin./97GX6
                                   4800 Deer Lake Dr. E. Fl 3
                                   Jacksonville, FL 32246-6484

                                   Pershing LLC                              7.01
                                   P.O. Box 2052
                                   Jersey City, NJ 07303-2052

Nuveen Arizona Municipal Bond Fund Lois Jones                                5.47
  Class R Shares.................. UA Dec. 31, '87 Lois Jones Trust
                                   8656 N. 84th St.
                                   Scottsdale, AZ 85258-2431

                                   Merrill Lynch, Pierce, Fenner & Smith     5.99
                                   for the sole benefit of its customers
                                   Attn: Fund Admin./979D4
                                   4800 Deer Lake Dr. E. Fl 3
                                   Jacksonville, FL 32246-6484

                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Colorado Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    16.34%
                                    for the sole benefit of its customers
                                    Attn: Fund Admin./971X9
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Colorado Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    12.76
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97NC0
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                    Pershing LLC                              5.44
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                    Pershing LLC                              9.91
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

Nuveen Colorado Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    29.30
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97ND9
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                    First Clearing Corporation                5.82
                                    A C 6727-4390
                                    Ruth H. Richard
                                    2731 S. Xanadu Way
                                    Aurora, CO 80014-3479

Nuveen Colorado Municipal Bond Fund Raymond Munyon                           46.29
  Class R Shares................... Lisa Ann Munyon & Renee L. Miller TR
                                    Munyon Family Irrevocable Trust
                                    UA 08/28/92
                                    7650 Kline Dr.
                                    Arvada, CO 80005-3776

                                    NFSC FEBO # u19-203319                   17.39
                                    US Bank FBO
                                    Emmons, Joe TR Custody
                                    150006138500
                                    P.O. Box 1787
                                    Milwaukee, WI 53201-1787

                                    Harold M. Gott                           15.79
                                    P.O. Box 1929
                                    Montrose, CA 81402-1929

                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Florida Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    27.86%
                                    for the sole benefit of its customers
                                    Attn: Fund Admin./97E80
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund  Merrill Lynch, Pierce, Fenner & Smith    33.86
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97ND3
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund  Merrill Lynch, Pierce, Fenner & Smith    45.39
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97GX3
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund  Frank H. Poe                              8.80
  Class R Shares................... U/A 11/27/91
                                    Frank H. Poe Trust
                                    425 S. Dixie Hwy.
                                    Coral Gables, FL 33146-2202

Nuveen Maryland Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith     9.28
  Class A Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97E83
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Maryland Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    29.14
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97NB4
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                    NFSC FEBO A1F-190500                      6.29
                                    Alan F. Rabson
                                    Ruth Kirschstein
                                    6 West Drive
                                    Bethesda, MD 20814-1510

Nuveen Maryland Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    16.99
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin./97EGX7
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                                                             Percentage
NAME OF FUND AND CLASS                NAME AND ADDRESS OF OWNER             of Ownership
----------------------                -------------------------             ------------

                                      Pershing LLC                               5.75%
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-2052

Nuveen Maryland Municipal Bond Fund   Merrill Lynch, Pierce, Fenner & Smith      5.19
  Class R Shares..................... for the sole benefit of its customers
                                      Attn: Fund Admin./979D5
                                      4800 Deer Lake Dr. E. Fl 3
                                      Jacksonville, FL 32246-6484

Nuveen New Mexico Municipal Bond Fund                                           23.24
  Class A Shares..................... Merrill Lynch, Pierce, Fenner & Smith
                                      for the sole benefit of its customers
                                      Attn: Fund Admin./97AF5
                                      4800 Deer Lake Dr. E. Fl 3
                                      Jacksonville, FL 32246-6484

Nuveen New Mexico Municipal Bond Fund
  Class B Shares..................... Merrill Lynch, Pierce, Fenner & Smith     22.00
                                      for the sole benefit of its customers
                                      Attn: Fund Admin./97NC7
                                      4800 Deer Lake Dr. E. Fl 3
                                      Jacksonville, FL 32246-6484

Nuveen New Mexico Municipal Bond Fund
  Class C Shares..................... Richard E. Greenleaf                       7.45
                                      6600 Volcanoes #30
                                      Albuquerque, NM 87121

                                      Merrill Lynch, Pierce, Fenner & Smith     18.42
                                      for the sole benefit of its customers
                                      Attn: Fund Admin./97NE1
                                      4800 Deer Lake Dr. E. Fl 3
                                      Jacksonville, FL 32246-6484

                                      Raymond James Assoc Inc.                   7.24
                                      FBO Salazar MC
                                      BIN 50152500
                                      880 Carillon Pkwy.
                                      St. Petersburg, FL 33716-1100

                                      Raymond James Assoc Inc.                  12.28
                                      FBO Gebhart Am
                                      BIN 50094911
                                      880 Carillon Pkwy.
                                      St. Petersburg, FL 33716-1100

                                      Raymond James Assoc Inc.                   8.33
                                      FBO Hillerman R.
                                      BIN 50099070
                                      880 Carillon Pkwy.
                                      St. Petersburg, FL 33716-1100

                                                                               Percentage
NAME OF FUND AND CLASS                  NAME AND ADDRESS OF OWNER             of Ownership
----------------------                  -------------------------             ------------

Nuveen New Mexico Municipal Bond Fund
  Class R Shares....................... George R. Havens                          5.13%
                                        and Patricia M. Havens
                                        JT WROS
                                        1710 Saint James Cir.
                                        The Villages, FL 32162-7651

                                        Herschel W. Rogers                        7.01
                                        Rosemary E. Rogers TRS
                                        H.W. & R.E. Rogers Rev. Trust
                                        U/A 12/05/96
                                        4509 Acapulco Dr.
                                        Albuquerque, NM 87111-2813

                                        Mary Swickard                            50.58
                                        84 Barcelona Ave.
                                        Los Alamos, NM 87544-3428

                                        William V. Mason                         11.39
                                        and Jean C. Mason
                                        JT TEN
                                        200 Oak St. NE
                                        Albuquerque, NM 87106-4740

                                        Wells Fargo Investments LLC               6.07
                                        A C 5599-9485
                                        608 Second Ave. South 8th Fl
                                        Minneapolis, MN 55402-1916

                                        Winifred F. Rice                          7.42
                                        2801 San Pablo St. NE
                                        Albuquerque, NM 87110-2714

Nuveen Pennsylvania Municipal Bond Fund
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith    17.88
                                        for the sole benefit of its customers
                                        Attn: Fund Admin./97E74
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484
Nuveen Pennsylvania Municipal Bond Fund
  Class B Shares....................... Merrill Lynch, Pierce, Fenner & Smith    30.94
                                        for the sole benefit of its customers
                                        Attn: Fund Admin./97ND6
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund
  Class C Shares....................... Merrill Lynch, Pierce, Fenner & Smith    44.97
                                        for the sole benefit of its customers
                                        Attn: Fund Admin./97GX4
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Virginia Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    16.52%
                                    for the sole benefit of its customers
                                    Attn: Fund Admin./97E81
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                          20.98
  Class B Shares................... Merrill Lynch, Pierce, Fenner & Smith
                                    for the sole benefit of its customers
                                    Attn: Fund Admin./97ND7
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                          39.49
  Class C Shares................... Merrill Lynch, Pierce, Fenner & Smith
                                    for the sole benefit of its customers
                                    Attn: Fund Admin./97GX2
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                           5.53
  Class R Shares................... Charles Schwab & Co. Inc.
                                    for the benefit of their customers
                                    P.O. Box 173797
                                    Denver, CO 80217-3797

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally


   Nuveen Advisory acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.


   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


              AVERAGE DAILY NET ASSETS             Management Fee
              ------------------------             --------------
              For the first $125 million..........     .5500%
              For the next $125 million...........     .5375%
              For the next $250 million...........     .5250%
              For the next $500 million...........     .5125%
              For the next $1 billion.............     .5000%
              For the next $3 billion.............     .4750%
              On net assets of $5 billion and over     .4500%


   For the last three fiscal years, the Funds paid net management fees as follows:


                                         Management Fees Net of Expense  Fee Waivers and Expense
                                          Reimbursement Paid to Nuveen     Reimbursements from
                                                Advisory for the         Nuveen Advisory for the
                                                   Year Ended                  Year Ended
                                        -------------------------------- -----------------------
                                         5/31/01    5/31/02    5/31/03   5/31/01 5/31/02 5/31/03
                                        ---------- ---------- ---------- ------- ------- -------
Nuveen Arizona Municipal Bond Fund..... $  544,651 $  563,229 $  584,801   $--     $--     $--
Nuveen Colorado Municipal Bond Fund....    228,495    235,038    247,907    --      --      --
Nuveen Florida Municipal Bond Fund.....  1,850,775  1,900,244  2,001,505    --      --      --
Nuveen Maryland Municipal Bond Fund....    416,231    469,157    528,373    --      --      --
Nuveen New Mexico Municipal Bond Fund..    284,183    297,474    309,785    --      --      --
Nuveen Pennsylvania Municipal Bond Fund    718,274    783,179    845,123    --      --      --
Nuveen Virginia Municipal Bond Fund....  1,154,319  1,218,034  1,292,142    --      --      --


   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc., which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as a co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $88 billion in assets in a variety of products. Nuveen is a subsidiary of Nuveen Investments, Inc. which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, Nuveen Investments, Inc. acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement


   In May 2003, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.


   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or its affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.

   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).

   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.


Proxy Voting Policies



   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Advisory may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Nuveen Advisory does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.



   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of Nuveen Advisory's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE


   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.


   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one one year and other ordianry income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.


   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the code.


State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Arizona

   The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

   The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

   The Arizona Fund is not subject to the Arizona corporate income tax.

   Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

   Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

   The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

   The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

   The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

   Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

   The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Fund transactions.

   The following is based on the assumptions that the Florida Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Fund's shareholders.

   The Florida Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Fund will not be subject to the Florida intangible personal property tax.


   Shares of the Florida Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund's assets consist of tax-exempt obligations of Florida and its political subdivisions ("Florida Obligations") or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If more than 10 percent of the Fund's assets consist of any other types of assets on that date, then the entire value of the Fund's shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).


   All distributions by the Florida Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Fund will be subject to the Florida corporate income tax.

   Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland

   The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

   The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

   The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions ("Maryland Obligations") or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.

New Mexico

   The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

   The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

   The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.


   For 2003, individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to the greater of $1,000 or 10% of net capital gain for such taxable year. Therefore, capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.


   Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

   The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

   The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

   The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

   Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.

   Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

   Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

   The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

   The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

   The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

   If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

   Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.


   In accordance with a standardized method prescribed by rules of the SEC, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                             Yield=2[(a-b +1)6 -1]
                                        cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                   As of May 31, 2003
                                       -------------------------------------------
                                       30-day  Combined Federal       Taxable
                                       Yield  and State Tax Rate* Equivalent Yield
                                       ------ ------------------- ----------------
        Nuveen Arizona
          Municipal Bond Fund:
            Class A Shares............ 3.23%         38.5%             5.25%
            Class B Shares............ 2.78%         38.5%             4.52%
            Class C Shares............ 2.98%         38.5%             4.85%
            Class R Shares............ 3.72%         38.5%             6.05%

        Nuveen Colorado
          Municipal Bond Fund:
            Class A Shares............ 3.76%         38.0%             6.06%
            Class B Shares............ 3.35%         38.0%             5.40%
            Class C Shares............ 3.55%         38.0%             5.73%
            Class R Shares............ 4.30%         38.0%             6.94%

        Nuveen Florida
          Municipal Bond Fund:
            Class A Shares............ 3.70%         35.0%             5.69%
            Class B Shares............ 3.28%         35.0%             5.05%
            Class C Shares............ 3.48%         35.0%             5.35%
            Class R Shares............ 4.23%         35.0%             6.51%

        Nuveen Maryland
          Municipal Bond Fund:
            Class A Shares............ 3.43%         38.0%             5.53%
            Class B Shares............ 2.99%         38.0%             4.82%
            Class C Shares............ 3.19%         38.0%             5.15%
            Class R Shares............ 3.94%         38.0%             6.35%

        Nuveen New Mexico
          Municipal Bond Fund:
            Class A Shares............ 3.57%         40.0%             5.95%
            Class B Shares............ 3.15%         40.0%             5.25%
            Class C Shares............ 3.35%         40.0%             5.58%
            Class R Shares............ 4.10%         40.0%             6.83%

        Nuveen Pennsylvania
          Municipal Bond Fund:
            Class A Shares............ 3.55%         37.0%             5.63%
            Class B Shares............ 3.13%         37.0%             4.97%
            Class C Shares............ 3.33%         37.0%             5.29%
            Class R Shares............ 4.08%         37.0%             6.48%

        Nuveen Virginia
          Municipal Bond Fund:
            Class A Shares............ 3.21%         38.5%             5.22%
            Class B Shares............ 2.75%         38.5%             4.47%
            Class C Shares............ 2.95%         38.5%             4.80%
            Class R Shares............ 3.70%         38.5%             6.02%

--------
*The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:


                                                                 May 31, 2003
                                                        -------------------------------
                                                              Distribution Rates
                                                        -------------------------------
                                                        Class A Class B Class C Class R
                                                        ------- ------- ------- -------
        Nuveen Arizona Municipal Bond Fund.............  4.20%   3.65%   3.87%   4.61%
        Nuveen Colorado Municipal Bond Fund............  4.21%   3.70%   3.88%   4.62%
        Nuveen Florida Municipal Bond Fund.............  4.45%   3.90%   4.13%   4.88%
        Nuveen Maryland Municipal Bond Fund............  4.03%   3.49%   3.72%   4.42%
        Nuveen New Mexico Municipal Bond Fund..........  4.10%   3.55%   3.71%   4.43%
        Nuveen Pennsylvania Municipal Bond Fund........  4.18%   3.68%   3.86%   4.59%
        Nuveen Virginia Municipal Bond Fund............  4.52%   4.02%   4.18%   4.95%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

   The inception dates for each class of the Funds' shares are as follows:


                                                    Inception Dates
                                                   ------------------
          Nuveen Arizona Municipal Bond Fund:
             Class A Shares.......................   October 29, 1986
             Class B Shares.......................   February 3, 1997
             Class C Shares.......................   February 7, 1994
             Class R Shares.......................   February 3, 1997

          Nuveen Colorado Municipal Bond Fund:
             Class A Shares.......................        May 4, 1987
             Class B Shares.......................  February 25, 1997
             Class C Shares.......................   February 5, 1997
             Class R Shares.......................  February 25, 1997

          Nuveen Florida Municipal Bond Fund:
             Class A Shares.......................      June 15, 1990
             Class B Shares.......................   February 3, 1997
             Class C Shares....................... September 14, 1995
             Class R Shares.......................   February 3, 1997

          Nuveen Maryland Municipal Bond Fund:
             Class A Shares.......................  September 7, 1994
             Class B Shares.......................      March 6, 1997
             Class C Shares....................... September 16, 1994
             Class R Shares.......................  February 28, 1992

          Nuveen New Mexico Municipal Bond Fund:
             Class A Shares....................... September 16, 1992
             Class B Shares.......................  February 18, 1997
             Class C Shares.......................  February 24, 1997
             Class R Shares.......................  February 24, 1997

          Nuveen Pennsylvania Municipal Bond Fund:
             Class A Shares.......................   October 29, 1986
             Class B Shares.......................   February 3, 1997
             Class C Shares.......................   February 2, 1994
             Class R Shares.......................   February 3, 1997

          Nuveen Virginia Municipal Bond Fund:
             Class A Shares.......................     March 27, 1986
             Class B Shares.......................   February 3, 1997
             Class C Shares.......................    October 4, 1993
             Class R Shares.......................   February 3, 1997

   The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2003 and for the period from inception through May 31, 2003, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                     Average Annual Total Return
                               --------------------------------------
                                                               From
                               One Year Five Years Ten Years Inception
                                Ended     Ended      Ended    through
                               May 31,   May 31,    May 31,   May 31,
                                 2003      2003      2003      2003
                               -------- ---------- --------- ---------

         Nuveen Arizona
          Municipal Bond Fund:
            Class A Shares....   4.63%     4.28%     5.47%     6.75%
            Class B Shares....   4.43%     4.22%     5.36%     6.75%
            Class C Shares....   8.56%     4.60%     5.33%     6.44%
            Class R Shares....   9.38%     5.37%     6.05%     7.11%

         Nuveen Colorado
          Municipal Bond Fund:
            Class A Shares....   4.18%     3.70%     5.48%     6.35%
            Class B Shares....   3.93%     3.66%     5.39%     6.34%
            Class C Shares....   8.14%     4.02%     5.43%     6.18%
            Class R Shares....   8.84%     4.80%     6.07%     6.72%

         Nuveen Florida
          Municipal Bond Fund:
            Class A Shares....   3.09%     3.71%     4.81%     6.18%
            Class B Shares....   2.80%     3.62%     4.71%     6.16%
            Class C Shares....   6.94%     4.01%     4.69%     5.95%
            Class R Shares....   7.86%     4.81%     5.40%     6.63%

         Nuveen Maryland
          Municipal Bond Fund:
            Class A Shares....   6.08%     4.54%     5.10%     5.72%
            Class B Shares....   5.81%     4.49%     4.96%     5.60%
            Class C Shares....  10.08%     4.85%     4.92%     5.46%
            Class R Shares....  10.86%     5.63%     5.79%     6.36%

         Nuveen New Mexico
          Municipal Bond Fund:
            Class A Shares....   4.09%     3.89%     5.25%     5.69%
            Class B Shares....   3.84%     3.83%     5.15%     5.61%
            Class C Shares....   8.13%     4.24%     5.22%     5.63%
            Class R Shares....   8.91%     5.00%     5.87%     6.26%

         Nuveen Pennsylvania
          Municipal Bond Fund:
            Class A Shares....   4.72%     4.27%     5.39%     6.46%
            Class B Shares....   4.59%     4.22%     5.31%     6.46%
            Class C Shares....   8.70%     4.56%     5.26%     6.15%
            Class R Shares....   9.52%     5.36%     5.97%     6.81%

                                     Average Annual Total Return
                               --------------------------------------
                                                               From
                               One Year Five Years Ten Years Inception
                                Ended     Ended      Ended    through
                               May 31,   May 31,    May 31,   May 31,
                                 2003      2003      2003      2003
                               -------- ---------- --------- ---------

         Nuveen Virginia
          Municipal Bond Fund:
            Class A Shares....   4.64%     4.29%     5.34%     6.67%
            Class B Shares....   4.49%     4.21%     5.22%     6.66%
            Class C Shares....   8.67%     4.58%     5.20%     6.34%
            Class R Shares....   9.52%     5.38%     5.92%     7.01%




   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\D\\

Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions).
         n = number of years.
         ATV\\D \\= ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.

   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\DR\\

Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemption).
         n = number of years.
         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.

   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.


   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.


   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program Sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2003 of Class A shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



Net Asset Value per share................................................. $11.35
Per Share Sales Charge--4.20% of public offering price (4.41% of net asset
  value per share)........................................................    .50

                                                                           ------
Per Share Offering Price to the Public.................................... $11.85

   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

   . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

   . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded Fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded Funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and


   . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.


   Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1,

1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Such purchase orders will not be accepted. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.



   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.



   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account of plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class B or Class C shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.


Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.


   Because short-term or excessive trading into and out of a Fund may interfere with portfolio management, raise operating expenses, or otherwise have an adverse effect on other shareholders, each Fund reserves the right to limit, restrict, or refuse purchase or exchange requests. For more information regarding the Funds' frequent trading policy, call Nuveen toll-free at (800) 257-8787.


   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on July 31, 2003 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.


   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                             Year Ended                          Year Ended            Year Ended
                                            May 31, 2001                        May 31, 2002          May 31, 2003
                                        ---------------------               --------------------- ---------------------
                                                      Amount                              Amount                Amount
                                         Amount of   Retained                Amount of   Retained  Amount of   Retained
                                        Underwriting    By                  Underwriting    By    Underwriting    By
Fund                                    Commissions   Nuveen                Commissions   Nuveen  Commissions   Nuveen
----                                    ------------ --------               ------------ -------- ------------ --------
Nuveen Arizona Municipal Bond Fund.....     $ 57       $ 6                      $146       $19        $205       $ 8
Nuveen Colorado Municipal Bond Fund....       29        --                        68         7          49         7
Nuveen Florida Municipal Bond Fund.....      208        16                       501        --         489        27
Nuveen Maryland Municipal Bond
Fund...................................       45         6                       114        13         174        15
Nuveen New Mexico Municipal Bond
  Fund.................................       47         6                        97        12         100        14
Nuveen Pennsylvania Municipal Bond Fund       81        12                       144        19         196        27
Nuveen Virginia Municipal Bond Fund....      136         2                       236        --         339        39

--------

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.


   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.


   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.




   During the fiscal year ended May 31, 2003, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For the period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.



                                                      Compensation
                                                        Paid to
                                                       Authorized
                                                        Dealers
                                                       During the
                                                       Year Ended
                                                      May 31, 2003
                                                      ------------
             Nuveen Arizona Municipal Bond Fund:
                Class A..............................   $145,614
                Class B..............................     60,455
                Class C..............................     63,957
             Nuveen Colorado Municipal Bond Fund:
                Class A..............................   $ 64,895
                Class B..............................     58,608
                Class C..............................     42,099
             Nuveen Florida Municipal Bond Fund:
                Class A..............................   $490,612
                Class B..............................    290,249
                Class C..............................    237,709
             Nuveen Maryland Municipal Bond Fund:
                Class A..............................   $ 62,432
                Class B..............................    120,232
                Class C..............................     78,236
             Nuveen New Mexico Municipal Bond Fund:
                Class A..............................   $ 93,281
                Class B..............................     48,255
                Class C..............................     29,581
             Nuveen Pennsylvania Municipal Bond Fund:
                Class A..............................   $133,618
                Class B..............................    114,120
                Class C..............................    128,782
             Nuveen Virginia Municipal Bond Fund:
                Class A..............................   $293,940
                Class B..............................    177,354
                Class C..............................    149,891

   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.


INDEPENDENT AUDITORS, CUSTODIAN AND TRANSFER AGENT



   PricewaterhouseCoopers LLP, independent auditors, One North Wacker Drive, Chicago, Illinois, 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.



   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.



   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.


FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.


Swap Agreements



   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.



   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.



   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-MS1-0903D

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund



[LOGO] Nuveen Investments

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

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Arizona, Colorado and New Mexico Funds. Rick, who has 18 years of investment management experience, assumed primary management responsibility for these Funds in January 2003.

--------------------------------------------------------------------------------

What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

The three states covered in this report presented a variety of economic and financial conditions during this twelve-month reporting period. For example, in Arizona there were some signs of improvement in the state's economy due to a healthy service sector and increased defense-related spending. The state is home to five major military bases and is benefiting from a number of new defense contracts. However, the manufacturing and high-tech sectors continued to contract and remain drags on the state economy. Tourism also remains weak. Arizona's financial position reflected a marked decline in sales and income tax collections over the past two years, as well as expenditure increases related to health and social services, corrections and education. One-time revenue adjustments covered a large budget shortfall in 2003, and reserves and rainy day funds are now depleted. While Arizona retained its A1/AA- ratings from Moody's and Standard & Poor's as of May 31, 2003, both rating agencies announced negative outlooks on the state during the reporting period.

Colorado's economy continued to contract during the twelve-month period, with employment declines in manufacturing, construction, finance and retail. Counterbalancing these trends, investment in telecom, computers and IT products advanced during the period. Colorado faces a budget shortfall estimated at $400 million in fiscal 2004, and state officials have indicated that discretionary state spending may have to be cut in order to balance the budget. The state is also considering issuing tobacco settlement securitization bonds and lottery revenue bonds to ease the budget crises. As of May 31, 2003, Standard & Poor's maintained its AA- rating with a negative outlook.

New Mexico has maintained relatively stable employment throughout the recent recession as defense spending protected the state from the worst of the downturn. The two national laboratories in Los Alamos and Sandia expect to expand payrolls as they remain important to national security. The Air Force is another large employer, with bases at Kirtland, Holloman, and Cannon. Offsetting these factors, the once rapidly growing telecommunication industry is expected to continued to drag on the economy. In addition, oil and gas production has declined sharply as prices continue to fall. Overall, the state's fiscal position is well managed and New Mexico was one of only four states that did not face a budget gap in its fiscal 2004 budget. At the end of the reporting period Moody's and Standard & Poor's maintained their state ratings of Aa1 and AA+, respectively.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. Arizona and Colorado, relatively heavy issuers of new bonds in 2002, saw some fall off in new issue for the first five months of 2003 when compared with the same period in 2002. Historically, New

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

Class A Shares--
One-Year Total Returns as of 5/31/03

                -----------------------------------------------

                Nuveen Arizona Municipal Bond Fund/1/     9.23%
                Lipper Arizona Municipal Debt Funds
                category average/2/                       8.61%
                Lehman Brothers Municipal Bond Index/3/  10.36%
                -----------------------------------------------

                Nuveen Colorado Municipal Bond Fund/1/    8.70%
                Lipper Colorado Municipal Debt Funds
                category average/2/                       9.38%
                Lehman Brothers Municipal Bond Index/3/  10.36%
                -----------------------------------------------

                Nuveen New Mexico Municipal Bond Fund/1/  8.65%
                Lipper Other States Municipal Debt Funds
                category average/2/                       8.14%
                Lehman Brothers Municipal Bond Index/3/  10.36%
                -----------------------------------------------

Mexico does not have a large new issue supply, although the state's volume is up for January-May 2003 when compared with the same months in 2002.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the Funds (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to that of their peers (as measured by their Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index")).

Both the Arizona and New Mexico Funds were able to outperform their Lipper peer group averages, while the Colorado Fund return, though attractive, trailed the average of its Lipper group peers. All three Funds lagged the national Lehman Index for the period.

One factor weighing on the performance of the Colorado Fund was the decline in value of bonds backed by United Air Lines. Declining passenger traffic, rising costs and the company's bankruptcy have been well documented, and securities that rely on United revenues have suffered accordingly over the past 18 months. While we sold the majority of the Fund's United-backed holdings before the end of the reporting period, the poor performance of these bonds over these last twelve months had a direct impact on the Fund's total return.

In addition, there were two other factors contributing to each Fund's underperformance relative to the Lehman Index over the reporting period. First, each Fund's total return reflects the impact of management fees, while the Lehman Index is unmanaged. Second, each Fund had a shorter duration than the Lehman Index. During a period of falling interest rates, as was the case during much of the twelve-month period, a longer duration investment generally will be expected to perform better than a shorter duration investment assuming no special circumstances in either case. As of May 31, 2003, the duration of the Lehman Index was 7.80, compared with durations of between 6.65 and 6.98 for the Funds. Please see the Fund Spotlight pages for more detailed information on each Fund.

What strategies did you use to manage the Funds during the reporting period?

We managed these Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research-driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

During this reporting period, we sought to avoid excessive turnover in each of the portfolios. With interest rates at historic lows, we believed it generally made little sense to sell older investments issued at higher rates and buy new securities offering lower prevailing yields--reducing income

--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of May 31,
 2003. Current performance may be more or less than the performance shown.
2For each state, the Lipper peer group returns shown represent the average annualized total return for all reporting funds for the one-year period ended May 31, 2003. As of that date, the Lipper peer groups included 36 Arizona funds, 28 Colorado funds, and 62 Other State funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report l Page 3
and increasing our shareholders' capital gains exposure. Thus, we limited the Funds' trading activity to include only those transactions that, in our opinion, were in the best interest of our shareholders.

We also sought to take advantage of unique opportunities in each state.

Arizona

When the period began, we were focused on improving the Arizona Fund's yield and total-return potential. To do this, we sought to sell securities that we believed were likely to be called and looked to replace them with high-quality municipal bonds offering better call protection. With approximately 12 percent of the Fund's investments callable during 2003 and 2004, enhancing call protection was an ongoing concern throughout the twelve-month period. The Fund remained broadly diversified across multiple sectors, although multifamily housing was one area in which we were somewhat reluctant to add to our current allocation. This sector suffered as attractive interest rates led many traditional apartment dwellers to consider buying single-family homes.

Colorado

Trading activity in the Colorado Fund was very limited during the reporting period. We believed the Fund was generally well structured, with a well-diversified portfolio and offering good call protection. When available, we looked to buy health care bonds, which we believed offered compelling value, especially early in the period. As credit spreads for health care securities narrowed during the twelve-month period--indicating better bond performance--this helped offset some of the poor performance of the United Airlines-backed bonds.

New Mexico

In New Mexico, we looked for attractive opportunities in the long-intermediate part of the yield curve, where we believed the most value could be found. This meant purchasing securities due to mature in approximately 15 to 20 years. However, given the relatively small amount of New Mexico supply during the period, our opportunities were limited. As a result, about 16 percent of the Fund's portfolio was invested in bonds issued by U.S. territories such as Puerto Rico (territorial bonds offer the same tax-exempt status as do in-state bonds) as of May 31, 2003. If desirable New Mexico securities become available in the future, we expect to decrease the Fund's weighting in territorial paper and reinvest the proceeds accordingly.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the portfolios of any of these Funds. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will improve as the national picture brightens.

As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.


                            Annual Report l Page 4

     Growth of an Assumed $10,000 Investment

     Nuveen Arizona Municipal Bond Fund*

                                    [CHART]

              Nuveen Arizona    Nuveen Arizona
              Municipal Bond    Municipal Bond         Lehman Brothers
   Date         Fund (NAV)       Fund (Offer)       Municipal Bond Index
----------    --------------    --------------      --------------------
 5/31/1993        10,000            9,580                 10,000
 6/30/1993        10,186            9,758                 10,167
 7/31/1993        10,161            9,734                 10,180
 8/31/1993        10,416            9,978                 10,392
 9/30/1993        10,547           10,104                 10,510
10/31/1993        10,586           10,141                 10,530
11/30/1993        10,452           10,013                 10,438
12/31/1993        10,672           10,224                 10,658
 1/31/1994        10,834           10,379                 10,779
 2/28/1994        10,493           10,052                 10,500
 3/31/1994        10,049            9,627                 10,073
 4/30/1994        10,066            9,643                 10,159
 5/31/1994        10,192            9,764                 10,247
 6/30/1994        10,122            9,697                 10,184
 7/31/1994        10,317            9,884                 10,371
 8/31/1994        10,326            9,893                 10,407
 9/30/1994        10,156            9,729                 10,254
10/31/1994         9,986            9,567                 10,072
11/30/1994         9,794            9,382                  9,889
12/31/1994        10,075            9,651                 10,107
 1/31/1995        10,397            9,960                 10,396
 2/28/1995        10,757           10,305                 10,698
 3/31/1995        10,837           10,382                 10,821
 4/30/1995        10,824           10,370                 10,834
 5/31/1995        11,215           10,744                 11,180
 6/30/1995        11,007           10,544                 11,083
 7/31/1995        11,151           10,682                 11,188
 8/31/1995        11,286           10,812                 11,330
 9/30/1995        11,335           10,859                 11,402
10/31/1995        11,535           11,050                 11,567
11/30/1995        11,850           11,352                 11,759
12/31/1995        11,986           11,483                 11,872
 1/31/1996        12,016           11,511                 11,962
 2/29/1996        11,871           11,372                 11,881
 3/31/1996        11,653           11,164                 11,729
 4/30/1996        11,594           11,107                 11,696
 5/31/1996        11,688           11,197                 11,691
 6/30/1996        11,792           11,297                 11,818
 7/31/1996        11,909           11,408                 11,926
 8/31/1996        11,905           11,405                 11,924
 9/30/1996        12,087           11,579                 12,091
10/31/1996        12,206           11,693                 12,227
11/30/1996        12,434           11,912                 12,451
12/31/1996        12,359           11,840                 12,399
 1/31/1997        12,372           11,852                 12,422
 2/28/1997        12,492           11,967                 12,537
 3/31/1997        12,350           11,832                 12,370
 4/30/1997        12,460           11,937                 12,474
 5/31/1997        12,605           12,076                 12,661
 6/30/1997        12,739           12,204                 12,796
 7/31/1997        13,174           12,621                 13,151
 8/31/1997        13,019           12,472                 13,027
 9/30/1997        13,189           12,635                 13,182
10/31/1997        13,255           12,699                 13,266
11/30/1997        13,321           12,762                 13,345
12/31/1997        13,551           12,982                 13,540
 1/31/1998        13,700           13,124                 13,679
 2/28/1998        13,683           13,109                 13,683
 3/31/1998        13,665           13,092                 13,695
 4/30/1998        13,552           12,983                 13,634
 5/31/1998        13,812           13,232                 13,849
 6/30/1998        13,867           13,285                 13,903
 7/31/1998        13,886           13,302                 13,938
 8/31/1998        14,123           13,530                 14,154
 9/30/1998        14,312           13,711                 14,331
10/31/1998        14,294           13,693                 14,331
11/30/1998        14,336           13,734                 14,381
12/31/1998        14,359           13,756                 14,417
 1/31/1999        14,514           13,905                 14,589
 2/28/1999        14,420           13,815                 14,524
 3/31/1999        14,400           13,795                 14,545
 4/30/1999        14,469           13,861                 14,581
 5/31/1999        14,348           13,745                 14,497
 6/30/1999        14,035           13,445                 14,288
 7/31/1999        14,080           13,488                 14,339
 8/31/1999        13,904           13,320                 14,225
 9/30/1999        13,843           13,261                 14,230
10/31/1999        13,613           13,041                 14,077
11/30/1999        13,734           13,157                 14,226
12/31/1999        13,605           13,033                 14,119
 1/31/2000        13,490           12,923                 14,058
 2/29/2000        13,693           13,118                 14,221
 3/31/2000        14,043           13,453                 14,533
 4/30/2000        13,927           13,342                 14,447
 5/31/2000        13,810           13,230                 14,372
 6/30/2000        14,178           13,582                 14,753
 7/31/2000        14,398           13,794                 14,958
 8/31/2000        14,634           14,020                 15,188
 9/30/2000        14,557           13,946                 15,109
10/31/2000        14,699           14,082                 15,274
11/30/2000        14,773           14,152                 15,390
12/31/2000        15,109           14,475                 15,770
 1/31/2001        15,183           14,546                 15,926
 2/28/2001        15,245           14,604                 15,977
 3/31/2001        15,376           14,730                 16,121
 4/30/2001        15,185           14,547                 15,947
 5/31/2001        15,346           14,701                 16,119
 6/30/2001        15,493           14,842                 16,227
 7/31/2001        15,740           15,079                 16,467
 8/31/2001        16,018           15,345                 16,739
 9/30/2001        15,996           15,324                 16,682
10/31/2001        16,174           15,495                 16,881
11/30/2001        16,036           15,363                 16,739
12/31/2001        15,891           15,223                 16,580
 1/31/2002        16,116           15,439                 16,867
 2/28/2002        16,314           15,629                 17,071
 3/31/2002        15,996           15,325                 16,736
 4/30/2002        16,195           15,515                 17,063
 5/31/2002        16,276           15,593                 17,167
 6/30/2002        16,447           15,757                 17,348
 7/31/2002        16,664           15,964                 17,571
 8/31/2002        16,911           16,201                 17,782
 9/30/2002        17,265           16,540                 18,172
10/31/2002        16,908           16,198                 17,871
11/30/2002        16,761           16,057                 17,797
12/31/2002        17,120           16,401                 18,172
 1/31/2003        17,017           16,302                 18,126
 2/28/2003        17,283           16,558                 18,379
 3/31/2003        17,226           16,503                 18,390
 4/30/2003        17,339           16,611                 18,512
 5/31/2003        17,779           17,032                 18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                            Annual Report l Page 5



     Growth of an Assumed $10,000 Investment

     Nuveen Colorado Municipal Bond Fund*

                                    [CHART]

                  Nuveen Colorado    Nuveen Colorado
                  Municipal Bond     Municipal Bond      Lehman Brothers
   Date             Fund (NAV)        Fund (Offer)    Municipal Bond Index
----------       ---------------     --------------   --------------------
 5/31/1993            10,000             9,580              10,000
 6/30/1993            10,169             9,742              10,167
 7/31/1993            10,201             9,772              10,180
 8/31/1993            10,464            10,024              10,392
 9/30/1993            10,603            10,158              10,510
10/31/1993            10,612            10,167              10,530
11/30/1993            10,447            10,008              10,438
12/31/1993            10,685            10,236              10,658
 1/31/1994            10,850            10,394              10,779
 2/28/1994            10,543            10,100              10,500
 3/31/1994            10,050             9,628              10,073
 4/30/1994            10,057             9,635              10,159
 5/31/1994            10,203             9,775              10,247
 6/30/1994            10,136             9,710              10,184
 7/31/1994            10,358             9,923              10,371
 8/31/1994            10,377             9,942              10,407
 9/30/1994            10,191             9,763              10,254
10/31/1994            10,015             9,595              10,072
11/30/1994             9,794             9,383               9,889
12/31/1994            10,064             9,642              10,107
 1/31/1995            10,358             9,923              10,396
 2/28/1995            10,671            10,223              10,698
 3/31/1995            10,713            10,263              10,821
 4/30/1995            10,731            10,280              10,834
 5/31/1995            11,176            10,707              11,180
 6/30/1995            11,059            10,594              11,083
 7/31/1995            11,124            10,657              11,188
 8/31/1995            11,258            10,785              11,330
 9/30/1995            11,310            10,835              11,402
10/31/1995            11,513            11,029              11,567
11/30/1995            11,762            11,268              11,759
12/31/1995            11,918            11,417              11,872
 1/31/1996            11,982            11,479              11,962
 2/29/1996            11,869            11,370              11,881
 3/31/1996            11,639            11,151              11,729
 4/30/1996            11,573            11,087              11,696
 5/31/1996            11,638            11,149              11,691
 6/30/1996            11,737            11,244              11,818
 7/31/1996            11,838            11,341              11,926
 8/31/1996            11,854            11,356              11,924
 9/30/1996            12,063            11,556              12,091
10/31/1996            12,238            11,724              12,227
11/30/1996            12,496            11,971              12,451
12/31/1996            12,429            11,907              12,399
 1/31/1997            12,446            11,923              12,422
 2/28/1997            12,549            12,022              12,537
 3/31/1997            12,443            11,920              12,370
 4/30/1997            12,546            12,019              12,474
 5/31/1997            12,713            12,179              12,661
 6/30/1997            12,956            12,412              12,796
 7/31/1997            13,501            12,934              13,151
 8/31/1997            13,354            12,793              13,027
 9/30/1997            13,485            12,918              13,182
10/31/1997            13,629            13,057              13,266
11/30/1997            13,671            13,097              13,345
12/31/1997            13,911            13,326              13,540
 1/31/1998            14,069            13,478              13,679
 2/28/1998            14,048            13,458              13,683
 3/31/1998            14,065            13,474              13,695
 4/30/1998            13,965            13,379              13,634
 5/31/1998            14,218            13,621              13,849
 6/30/1998            14,249            13,651              13,903
 7/31/1998            14,305            13,704              13,938
 8/31/1998            14,534            13,923              14,154
 9/30/1998            14,709            14,092              14,331
10/31/1998            14,699            14,082              14,331
11/30/1998            14,743            14,124              14,381
12/31/1998            14,759            14,140              14,417
 1/31/1999            14,910            14,284              14,589
 2/28/1999            14,829            14,207              14,524
 3/31/1999            14,818            14,195              14,545
 4/30/1999            14,861            14,236              14,581
 5/31/1999            14,752            14,132              14,497
 6/30/1999            14,450            13,843              14,288
 7/31/1999            14,451            13,844              14,339
 8/31/1999            14,257            13,659              14,225
 9/30/1999            14,148            13,553              14,230
10/31/1999            13,842            13,261              14,077
11/30/1999            13,929            13,344              14,226
12/31/1999            13,770            13,192              14,119
 1/31/2000            13,602            13,031              14,058
 2/29/2000            13,777            13,198              14,221
 3/31/2000            14,039            13,449              14,533
 4/30/2000            13,969            13,383              14,447
 5/31/2000            13,841            13,260              14,372
 6/30/2000            14,165            13,570              14,753
 7/31/2000            14,387            13,783              14,958
 8/31/2000            14,581            13,969              15,188
 9/30/2000            14,540            13,929              15,109
10/31/2000            14,676            14,060              15,274
11/30/2000            14,739            14,120              15,390
12/31/2000            15,041            14,409              15,770
 1/31/2001            15,119            14,484              15,926
 2/28/2001            15,198            14,560              15,977
 3/31/2001            15,309            14,666              16,121
 4/30/2001            15,192            14,554              15,947
 5/31/2001            15,364            14,719              16,119
 6/30/2001            15,492            14,841              16,227
 7/31/2001            15,804            15,141              16,467
 8/31/2001            16,150            15,472              16,739
 9/30/2001            16,078            15,402              16,682
10/31/2001            16,192            15,512              16,881
11/30/2001            16,088            15,412              16,739
12/31/2001            15,952            15,282              16,580
 1/31/2002            16,147            15,469              16,867
 2/28/2002            16,293            15,609              17,071
 3/31/2002            15,993            15,322              16,736
 4/30/2002            16,285            15,601              17,063
 5/31/2002            16,368            15,681              17,167
 6/30/2002            16,549            15,854              17,348
 7/31/2002            16,714            16,012              17,571
 8/31/2002            16,880            16,171              17,782
 9/30/2002            17,144            16,424              18,172
10/31/2002            16,803            16,097              17,871
11/30/2002            16,771            16,067              17,797
12/31/2002            17,136            16,416              18,172
 1/31/2003            17,070            16,353              18,126
 2/28/2003            17,321            16,593              18,379
 3/31/2003            17,271            16,546              18,390
 4/30/2003            17,440            16,708              18,512
 5/31/2003            17,791            17,044              18,946

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen New Mexico Municipal Bond Fund*

                                    [CHART]

                  Nuveen             Nuveen
                New Mexico         New Mexico
              Municipal Bond     Municipal Bond        Lehman Brothers
   Date         Fund (NAV)        Fund (Offer)      Municipal Bond Index
----------    --------------     --------------     --------------------
 5/31/1993        10,000             9,580                 10,000
 6/30/1993        10,195             9,767                 10,167
 7/31/1993        10,173             9,745                 10,180
 8/31/1993        10,451            10,012                 10,392
 9/30/1993        10,616            10,171                 10,510
10/31/1993        10,642            10,195                 10,530
11/30/1993        10,483            10,043                 10,438
12/31/1993        10,720            10,270                 10,658
 1/31/1994        10,849            10,393                 10,779
 2/28/1994        10,540            10,097                 10,500
 3/31/1994        10,015             9,594                 10,073
 4/30/1994        10,039             9,617                 10,159
 5/31/1994        10,190             9,762                 10,247
 6/30/1994        10,078             9,655                 10,184
 7/31/1994        10,337             9,903                 10,371
 8/31/1994        10,331             9,897                 10,407
 9/30/1994        10,121             9,696                 10,254
10/31/1994         9,880             9,465                 10,072
11/30/1994         9,656             9,251                  9,889
12/31/1994         9,975             9,556                 10,107
 1/31/1995        10,317             9,884                 10,396
 2/28/1995        10,678            10,230                 10,698
 3/31/1995        10,738            10,287                 10,821
 4/30/1995        10,730            10,280                 10,834
 5/31/1995        11,134            10,666                 11,180
 6/30/1995        10,937            10,477                 11,083
 7/31/1995        11,031            10,568                 11,188
 8/31/1995        11,159            10,690                 11,330
 9/30/1995        11,219            10,748                 11,402
10/31/1995        11,417            10,937                 11,567
11/30/1995        11,624            11,136                 11,759
12/31/1995        11,753            11,260                 11,872
 1/31/1996        11,825            11,328                 11,962
 2/29/1996        11,745            11,251                 11,881
 3/31/1996        11,517            11,033                 11,729
 4/30/1996        11,437            10,957                 11,696
 5/31/1996        11,488            11,005                 11,691
 6/30/1996        11,617            11,130                 11,818
 7/31/1996        11,738            11,245                 11,926
 8/31/1996        11,718            11,226                 11,924
 9/30/1996        11,921            11,420                 12,091
10/31/1996        12,056            11,549                 12,227
11/30/1996        12,297            11,780                 12,451
12/31/1996        12,228            11,714                 12,399
 1/31/1997        12,219            11,706                 12,422
 2/28/1997        12,367            11,848                 12,537
 3/31/1997        12,188            11,676                 12,370
 4/30/1997        12,300            11,784                 12,474
 5/31/1997        12,510            11,985                 12,661
 6/30/1997        12,623            12,093                 12,796
 7/31/1997        13,059            12,510                 13,151
 8/31/1997        12,874            12,334                 13,027
 9/30/1997        13,039            12,492                 13,182
10/31/1997        13,142            12,590                 13,266
11/30/1997        13,233            12,677                 13,345
12/31/1997        13,475            12,909                 13,540
 1/31/1998        13,617            13,045                 13,679
 2/28/1998        13,593            13,023                 13,683
 3/31/1998        13,622            13,050                 13,695
 4/30/1998        13,547            12,978                 13,634
 5/31/1998        13,781            13,203                 13,849
 6/30/1998        13,823            13,242                 13,903
 7/31/1998        13,850            13,269                 13,938
 8/31/1998        14,047            13,457                 14,154
 9/30/1998        14,231            13,633                 14,331
10/31/1998        14,193            13,597                 14,331
11/30/1998        14,259            13,660                 14,381
12/31/1998        14,274            13,674                 14,417
 1/31/1999        14,405            13,800                 14,589
 2/28/1999        14,324            13,723                 14,524
 3/31/1999        14,337            13,735                 14,545
 4/30/1999        14,403            13,798                 14,581
 5/31/1999        14,295            13,695                 14,497
 6/30/1999        14,065            13,474                 14,288
 7/31/1999        14,092            13,500                 14,339
 8/31/1999        13,861            13,278                 14,225
 9/30/1999        13,793            13,213                 14,230
10/31/1999        13,573            13,003                 14,077
11/30/1999        13,671            13,097                 14,226
12/31/1999        13,567            12,997                 14,119
 1/31/2000        13,429            12,865                 14,058
 2/29/2000        13,597            13,026                 14,221
 3/31/2000        13,892            13,309                 14,533
 4/30/2000        13,836            13,255                 14,447
 5/31/2000        13,710            13,134                 14,372
 6/30/2000        14,023            13,434                 14,753
 7/31/2000        14,237            13,639                 14,958
 8/31/2000        14,452            13,845                 15,188
 9/30/2000        14,396            13,791                 15,109
10/31/2000        14,512            13,902                 15,274
11/30/2000        14,570            13,958                 15,390
12/31/2000        14,920            14,294                 15,770
 1/31/2001        15,023            14,392                 15,926
 2/28/2001        15,082            14,449                 15,977
 3/31/2001        15,201            14,562                 16,121
 4/30/2001        15,068            14,436                 15,947
 5/31/2001        15,232            14,593                 16,119
 6/30/2001        15,352            14,708                 16,227
 7/31/2001        15,577            14,923                 16,467
 8/31/2001        15,818            15,154                 16,739
 9/30/2001        15,713            15,054                 16,682
10/31/2001        15,880            15,213                 16,881
11/30/2001        15,744            15,083                 16,739
12/31/2001        15,608            14,953                 16,580
 1/31/2002        15,777            15,114                 16,867
 2/28/2002        15,978            15,307                 17,071
 3/31/2002        15,716            15,056                 16,736
 4/30/2002        15,965            15,294                 17,063
 5/31/2002        16,028            15,354                 17,167
 6/30/2002        16,169            15,490                 17,348
 7/31/2002        16,358            15,671                 17,571
 8/31/2002        16,516            15,822                 17,782
 9/30/2002        16,864            16,156                 18,172
10/31/2002        16,453            15,762                 17,871
11/30/2002        16,436            15,746                 17,797
12/31/2002        16,787            16,082                 18,172
 1/31/2003        16,642            15,943                 18,126
 2/28/2003        16,882            16,173                 18,379
 3/31/2003        16,881            16,172                 18,390
 4/30/2003        17,059            16,342                 18,512
 5/31/2003        17,414            16,682                 18,946

--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                Nuveen Arizona Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.35   $11.33   $11.33   $11.33
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0415  $0.0345  $0.0365  $0.0435
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0214  $0.0214  $0.0214  $0.0214
         --------------------------------------------------------------
         Commencement Date          10/29/86  2/03/97  2/07/94  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.23%  4.63%
                  ---------------------------------------------
                  5-Year                           5.18%  4.28%
                  ---------------------------------------------
                  10-Year                          5.92%  5.47%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.43%  4.43%
                  ---------------------------------------------
                  5-Year                           4.39%  4.22%
                  ---------------------------------------------
                  10-Year                          5.36%  5.36%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.56%
                  ---------------------------------------------
                  5-Year                           4.60%
                  ---------------------------------------------
                  10-Year                          5.33%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.38%
                  ---------------------------------------------
                  5-Year                           5.37%
                  ---------------------------------------------
                  10-Year                          6.05%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.39%  4.20%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.37%  3.23%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.92%  4.72%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.65%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.78%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.06%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.87%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.98%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.35%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.61%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.72%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.43%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             6.97%         2.49%
                            ---------------------------------------------
                            5-Year             4.87%         3.98%
                            ---------------------------------------------
                            10-Year            5.61%         5.16%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             6.18%         2.18%
                            ---------------------------------------------
                            5-Year             4.09%         3.92%
                            ---------------------------------------------
                            10-Year            5.06%         5.06%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             6.41%
                            ---------------------------------------------
                            5-Year             4.28%
                            ---------------------------------------------
                            10-Year            5.03%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             7.21%
                            ---------------------------------------------
                            5-Year             5.07%
                            ---------------------------------------------
                            10-Year            5.74%
                            ---------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  54%
AA                   14%
A                     7%
BBB                  17%
NR                    4%
BB or Lower           4%

                  Top Five Sectors/6/
                  U.S. Guaranteed                         21%
                  -------------------------------------------
                  Housing/Multifamily                     17%
                  -------------------------------------------
                  Healthcare                              13%
                  -------------------------------------------
                  Tax Obligation/Limited                  12%
                  -------------------------------------------
                  Tax Obligation/General                  11%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $110,641
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.53
                  -------------------------------------------
                  Duration                               6.65
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Colorado Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.52   $10.53   $10.51   $10.52
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0385  $0.0325  $0.0340  $0.0405
         --------------------------------------------------------------
         Commencement Date           5/04/87  2/25/97  2/05/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           8.70%  4.18%
                  ---------------------------------------------
                  5-Year                           4.59%  3.70%
                  ---------------------------------------------
                  10-Year                          5.93%  5.48%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           7.93%  3.93%
                  ---------------------------------------------
                  5-Year                           3.83%  3.66%
                  ---------------------------------------------
                  10-Year                          5.39%  5.39%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.14%
                  ---------------------------------------------
                  5-Year                           4.02%
                  ---------------------------------------------
                  10-Year                          5.43%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.84%
                  ---------------------------------------------
                  5-Year                           4.80%
                  ---------------------------------------------
                  10-Year                          6.07%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.39%  4.21%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.93%  3.76%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.74%  5.49%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.70%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.35%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.89%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.88%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.55%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.18%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.62%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.30%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      6.28%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             6.57%         2.08%
                            ---------------------------------------------
                            5-Year             4.36%         3.47%
                            ---------------------------------------------
                            10-Year            5.66%         5.20%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             5.83%         1.83%
                            ---------------------------------------------
                            5-Year             3.60%         3.44%
                            ---------------------------------------------
                            10-Year            5.13%         5.13%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             6.03%
                            ---------------------------------------------
                            5-Year             3.79%
                            ---------------------------------------------
                            10-Year            5.16%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             6.82%
                            ---------------------------------------------
                            5-Year             4.58%
                            ---------------------------------------------
                            10-Year            5.80%
                            ---------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  38%
AA                   22%
A                     9%
BBB                  15%
NR                   16%

                   Top Five Sectors/5/
                   Healthcare                             20%
                   ------------------------------------------
                   Tax Obligation/Limited                 19%
                   ------------------------------------------
                   U.S. Guaranteed                        15%
                   ------------------------------------------
                   Transportation                         10%
                   ------------------------------------------
                   Tax Obligation/General                  9%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $46,643
                   ------------------------------------------
                   Average Effective Maturity (Years)   17.31
                   ------------------------------------------
                   Duration                              6.83
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 7

  Fund Spotlight as of 5/31/03             Nuveen New Mexico Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.66   $10.66   $10.67   $10.70
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0330  $0.0395
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0002  $0.0002  $0.0002  $0.0002
         --------------------------------------------------------------
         Commencement Date           9/16/92  2/18/97  2/24/97  2/24/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           8.65%  4.09%
                  ---------------------------------------------
                  5-Year                           4.79%  3.89%
                  ---------------------------------------------
                  10-Year                          5.71%  5.25%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           7.84%  3.84%
                  ---------------------------------------------
                  5-Year                           4.01%  3.83%
                  ---------------------------------------------
                  10-Year                          5.15%  5.15%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.13%
                  ---------------------------------------------
                  5-Year                           4.24%
                  ---------------------------------------------
                  10-Year                          5.22%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.91%
                  ---------------------------------------------
                  5-Year                           5.00%
                  ---------------------------------------------
                  10-Year                          5.87%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.28%  4.10%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.73%  3.57%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.61%  5.37%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.55%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.15%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.74%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.71%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.35%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.04%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.43%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.10%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      6.17%
                  ---------------------------------------------

      Average Annual Total Returns as of 6/30/03/3/
      A Shares                                  NAV                   Offer
      -----------------------------------------------------------------------
      1-Year                                  7.07%                   2.60%
      -----------------------------------------------------------------------
      5-Year                                  4.61%                   3.71%
      -----------------------------------------------------------------------
      10-Year                                 5.44%                   4.98%
      -----------------------------------------------------------------------
      B Shares                             w/o CDSC                  w/CDSC
      -----------------------------------------------------------------------
      1-Year                                  6.28%                   2.28%
      -----------------------------------------------------------------------
      5-Year                                  3.82%                   3.65%
      -----------------------------------------------------------------------
      10-Year                                 4.88%                   4.88%
      -----------------------------------------------------------------------
      C Shares                                  NAV
      -----------------------------------------------------------------------
      1-Year                                  6.36%
      -----------------------------------------------------------------------
      5-Year                                  4.03%
      -----------------------------------------------------------------------
      10-Year                                 4.94%
      -----------------------------------------------------------------------
      R Shares                                  NAV
      -----------------------------------------------------------------------
      1-Year                                  7.23%
      -----------------------------------------------------------------------
      5-Year                                  4.83%
      -----------------------------------------------------------------------
      10-Year                                 5.60%
      -----------------------------------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  52%
AA                   14%
A                    19%
BBB                  10%
NR                    3%
BB or Lower           2%

                   Top Five Sectors/6/
                   Tax Obligation/Limited                 28%
                   ------------------------------------------
                   Housing/Single Family                  18%
                   ------------------------------------------
                   Education and Civic Organizations      17%
                   ------------------------------------------
                   Utilities                               8%
                   ------------------------------------------
                   Healthcare                              7%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $58,737
                   ------------------------------------------
                   Average Effective Maturity (Years)   20.29
                   ------------------------------------------
                   Duration                              6.98
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.9%

    $  1,000 Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds, TRW Vehicle Safety
              System Inc. Project, Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.0%

         250 Casa Grande, Arizona, Industrial Development Authority, Pollution Control Revenue Bonds, Frito-Lay
              Inc/PepsiCo, Series 1984, 6.650%, 12/01/14

         970 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002
              Refunding, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.0%

         570 Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 1992 Series B,
              7.000%, 3/01/05 (Alternative Minimum Tax)

         100 Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.375%, 9/01/05
              (Alternative Minimum Tax)

       1,500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds, Series 1994B,
              Subordinated Fixed Rate Bonds, 6.600%, 5/01/10 (Alternative Minimum Tax)

         500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds,
              Senior Series 1999A-1, 5.900%, 5/01/24

       1,000 Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern
              University, Series 1998A, 5.375%, 5/15/28

         115 Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern
              University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured

       1,730 Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern
              University, Series 2001A, 5.750%, 5/15/21

       1,400 Southern Arizona Capital Facilities Financing Corporation, Student Housing Revenue Bonds,
              La Aldea Project at the University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA Insured

         335 Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12
---------------------------------------------------------------------------------------------------------------------
             Healthcare - 13.1%

       2,750 Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

       2,050 Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,
              Series 2000, 6.875%, 12/01/20

       1,000 Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,
              6.625%, 7/01/20

         830 Maricopa County, Arizona, Hospital Revenue and Refunding Bonds, Series 1997, Sun Health
              Corporation, 6.125%, 4/01/18

       2,000 Industrial Development Authority of the County of Maricopa, Arizona, Health Facility Revenue Bonds,
              Catholic Healthcare West Project, 1998 Series A, 5.000%, 7/01/16

       1,500 Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds, Discovery Health
              System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured

             Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds,
             John C. Lincoln Hospital and Health Center, Series 1994:
         500  6.000%, 12/01/10
         500  6.000%, 12/01/14

       2,500 Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds,
              Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

       1,055 Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds,
              Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.9%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds, TRW Vehicle Safety               No Opt. Call
 System Inc. Project, Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.0%

Casa Grande, Arizona, Industrial Development Authority, Pollution Control Revenue Bonds, Frito-Lay       6/03 at 103.00
 Inc/PepsiCo, Series 1984, 6.650%, 12/01/14

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002               5/12 at 100.00
 Refunding, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 1992 Series B,           9/03 at 100.00
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.375%, 9/01/05          9/03 at 100.00
 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds, Series 1994B,                 5/04 at 102.00
 Subordinated Fixed Rate Bonds, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds,                    11/09 at 102.00
 Senior Series 1999A-1, 5.900%, 5/01/24

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern             5/08 at 101.00
 University, Series 1998A, 5.375%, 5/15/28

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern             5/06 at 102.00
 University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern             5/11 at 101.00
 University, Series 2001A, 5.750%, 5/15/21

Southern Arizona Capital Facilities Financing Corporation, Student Housing Revenue Bonds,                9/12 at 100.00
 La Aldea Project at the University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA Insured

Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12          7/03 at 101.00
------------------------------------------------------------------------------------------------------------------------
Healthcare - 13.1%

Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 1999A, 11/09 at 100.00
 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,     12/10 at 102.00
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,             7/10 at 101.00
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds, Series 1997, Sun Health                  4/07 at 102.00
 Corporation, 6.125%, 4/01/18

Industrial Development Authority of the County of Maricopa, Arizona, Health Facility Revenue Bonds,      7/08 at 101.00
 Catholic Healthcare West Project, 1998 Series A, 5.000%, 7/01/16

Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds, Discovery Health           1/10 at 101.00
 System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured

Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds,
John C. Lincoln Hospital and Health Center, Series 1994:
 6.000%, 12/01/10                                                                                      12/03 at 102.00
 6.000%, 12/01/14                                                                                      12/03 at 102.00

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds,            12/11 at 101.00
 Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds,                6/08 at 101.00
 Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.9%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds, TRW Vehicle Safety                  N/R
 System Inc. Project, Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.0%

Casa Grande, Arizona, Industrial Development Authority, Pollution Control Revenue Bonds, Frito-Lay             A1
 Inc/PepsiCo, Series 1984, 6.650%, 12/01/14

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002                     A-
 Refunding, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 1992 Series B,                Aa2
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.375%, 9/01/05               Aa2
 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds, Series 1994B,                      Aa1
 Subordinated Fixed Rate Bonds, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds,                          Aaa
 Senior Series 1999A-1, 5.900%, 5/01/24

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                 BBB+
 University, Series 1998A, 5.375%, 5/15/28

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                  AAA
 University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                 BBB+
 University, Series 2001A, 5.750%, 5/15/21

Southern Arizona Capital Facilities Financing Corporation, Student Housing Revenue Bonds,                     AAA
 La Aldea Project at the University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA Insured

Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12              BBB+
------------------------------------------------------------------------------------------------------------------
Healthcare - 13.1%

Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 1999A,       Ba2
 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,           BBB
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,                  BBB
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds, Series 1997, Sun Health                      Baa1
 Corporation, 6.125%, 4/01/18

Industrial Development Authority of the County of Maricopa, Arizona, Health Facility Revenue Bonds,           BBB
 Catholic Healthcare West Project, 1998 Series A, 5.000%, 7/01/16

Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds, Discovery Health                AAA
 System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured

Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds,
John C. Lincoln Hospital and Health Center, Series 1994:
 6.000%, 12/01/10                                                                                            BBB
 6.000%, 12/01/14                                                                                            BBB

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds,                   A3
 Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds,                     N/R
 Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.9%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds, TRW Vehicle Safety            $     1,006,300
 System Inc. Project, Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.0%

Casa Grande, Arizona, Industrial Development Authority, Pollution Control Revenue Bonds, Frito-Lay              260,660
 Inc/PepsiCo, Series 1984, 6.650%, 12/01/14

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002                      851,524
 Refunding, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 1992 Series B,                  572,126
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.375%, 9/01/05                 100,978
 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds, Series 1994B,                      1,602,585
 Subordinated Fixed Rate Bonds, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds,                            538,815
 Senior Series 1999A-1, 5.900%, 5/01/24

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                  1,037,240
 University, Series 1998A, 5.375%, 5/15/28

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                    130,424
 University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured

Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds, Midwestern                  1,896,980
 University, Series 2001A, 5.750%, 5/15/21

Southern Arizona Capital Facilities Financing Corporation, Student Housing Revenue Bonds,                     1,491,126
 La Aldea Project at the University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA Insured

Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12                 338,936
-----------------------------------------------------------------------------------------------------------------------
Healthcare - 13.1%

Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 1999A,       2,146,568
 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,           2,271,400
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,                  1,092,940
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds, Series 1997, Sun Health                         873,608
 Corporation, 6.125%, 4/01/18

Industrial Development Authority of the County of Maricopa, Arizona, Health Facility Revenue Bonds,           1,972,540
 Catholic Healthcare West Project, 1998 Series A, 5.000%, 7/01/16

Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds, Discovery Health                1,689,825
 System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured

Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds,
John C. Lincoln Hospital and Health Center, Series 1994:
 6.000%, 12/01/10                                                                                              511,030
 6.000%, 12/01/14                                                                                              506,475

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds,                  2,641,500
 Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31

Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds,                       734,902
 Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22

----
9

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 16.9%

    $  2,830 Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue
              Bonds, Arborwood Apartments Project, Series 1999B Subordinate, 6.700%, 10/01/29

       3,615 Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue
              Bonds, GNMA Collateralized Villas at Augusta Project, Series 2000, 6.500%, 10/20/33

       2,470 Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue
              Bonds, Syl-Mar Apartments Project, Series 2001, 6.100%, 4/20/36

         290 Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds, FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects, Series 1992A, 6.500%, 7/01/24 - MBIA Insured

       2,090 Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
              Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.700%, 6/20/31
              (Alternative Minimum Tax)

         995 Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
              Liberty Cove Apartments, GNMA Collateralized, Series 2002A, 5.050%, 10/20/32

       1,300 Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
              GNMA Collateralized Mortgage Loan, Camelback Crossings Apartments Project, Series 2000,
              6.350%, 9/20/35

       4,000 Industrial Development Authority of the County of Tucson, Arizona, Senior Living Facilities Revenue
              Bonds, The Christian Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured
------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.5%

       1,330 Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue
              Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30
              (Alternative Minimum Tax)

         130 Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family Mortgage
              Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

          35 Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue
              Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

          40 Industrial Development Authority of the County of Pima, Arizona, Single Family Mortgage Revenue
              Bonds, Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Industrials - 2.3%

       2,500 Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,
              Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax)
              (Mandatory put 3/01/08)
------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

       1,475 Industrial Development Authority of the County of Cochise, Arizona, Tax-Exempt Mortgage Revenue
              Refunding Bonds, Series 1994A, GNMA Collateralized - Sierra Vista Care Center, 6.750%, 11/20/19
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.3%

             Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
             Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured
         300  7.500%, 7/01/10 - FGIC Insured

       1,500 Washington Elementary School District No. 6 of Maricopa County, Arizona, General Obligation Bonds,
              Series 2002A Refunding, 5.375%, 7/01/15 - FSA Insured

         675 Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second
              Series 1992, 0.000%, 7/01/06 - MBIA Insured

             Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
             Refunding Bonds, Series 1995:
         500  6.200%, 7/01/09 - FSA Insured
         750  6.250%, 7/01/10 - FSA Insured

         500 Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds,
              Project of 1993, Series 1995D, 6.250%, 7/01/15 - FSA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 16.9%

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue     10/09  at 102.00       N/R
 Bonds, Arborwood Apartments Project, Series 1999B Subordinate, 6.700%, 10/01/29

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue      10/10 at 105.00       Aaa
 Bonds, GNMA Collateralized Villas at Augusta Project, Series 2000, 6.500%, 10/20/33

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue      10/11 at 103.00       Aaa
 Bonds, Syl-Mar Apartments Project, Series 2001, 6.100%, 4/20/36

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds, FHA-Insured            7/03 at 100.00       AAA
 Mortgage Loans - Section 8 Assisted Projects, Series 1992A, 6.500%, 7/01/24 - MBIA Insured

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,   6/11 at 102.00       Aaa
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.700%, 6/20/31
 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,  10/12 at 102.00       Aaa
 Liberty Cove Apartments, GNMA Collateralized, Series 2002A, 5.050%, 10/20/32

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,   9/10 at 103.00       Aaa
 GNMA Collateralized Mortgage Loan, Camelback Crossings Apartments Project, Series 2000,
 6.350%, 9/20/35

Industrial Development Authority of the County of Tucson, Arizona, Senior Living Facilities Revenue    7/10 at 101.00        AA
 Bonds, The Christian Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.5%

Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue    6/08 at 108.00       Aaa
 Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family Mortgage     6/05 at 102.00       AAA
 Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue       6/10 at 105.00       AAA
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

Industrial Development Authority of the County of Pima, Arizona, Single Family Mortgage Revenue        5/07 at 102.00       AAA
 Bonds, Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Industrials - 2.3%

Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,            No Opt. Call       BBB
 Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax)
 (Mandatory put 3/01/08)
--------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.5%

Industrial Development Authority of the County of Cochise, Arizona, Tax-Exempt Mortgage Revenue       12/04 at 102.00       AAA
 Refunding Bonds, Series 1994A, GNMA Collateralized - Sierra Vista Care Center, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.3%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
 7.500%, 7/01/09 - FGIC Insured                                                                         No Opt. Call       AAA
 7.500%, 7/01/10 - FGIC Insured                                                                         No Opt. Call       AAA

Washington Elementary School District No. 6 of Maricopa County, Arizona, General Obligation Bonds,       No Opt. Call       AAA
 Series 2002A Refunding, 5.375%, 7/01/15 - FSA Insured

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second               No Opt. Call       AAA
 Series 1992, 0.000%, 7/01/06 - MBIA Insured

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
 6.200%, 7/01/09 - FSA Insured                                                                        7/05 at 101.00       AAA
 6.250%, 7/01/10 - FSA Insured                                                                        7/05 at 101.00       AAA

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds,          7/08 at 100.00       AAA
 Project of 1993, Series 1995D, 6.250%, 7/01/15 - FSA Insured

                                                                                                         Market
Description                                                                                               Value
---------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 16.9%

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue     $2,538,538
 Bonds, Arborwood Apartments Project, Series 1999B Subordinate, 6.700%, 10/01/29

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue      4,077,865
 Bonds, GNMA Collateralized Villas at Augusta Project, Series 2000, 6.500%, 10/20/33

Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue      2,702,402
 Bonds, Syl-Mar Apartments Project, Series 2001, 6.100%, 4/20/36

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds, FHA-Insured             290,432
 Mortgage Loans - Section 8 Assisted Projects, Series 1992A, 6.500%, 7/01/24 - MBIA Insured

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,  2,247,900
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.700%, 6/20/31
 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,  1,019,736
 Liberty Cove Apartments, GNMA Collateralized, Series 2002A, 5.050%, 10/20/32

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,  1,450,150
 GNMA Collateralized Mortgage Loan, Camelback Crossings Apartments Project, Series 2000,
 6.350%, 9/20/35

Industrial Development Authority of the County of Tucson, Arizona, Senior Living Facilities Revenue   4,341,280
 Bonds, The Christian Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured
---------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.5%

Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue   1,495,479
 Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family Mortgage      139,480
 Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue         38,053
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

Industrial Development Authority of the County of Pima, Arizona, Single Family Mortgage Revenue          40,420
 Bonds, Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
Industrials - 2.3%

Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,         2,565,550
 Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax)
 (Mandatory put 3/01/08)
---------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.5%

Industrial Development Authority of the County of Cochise, Arizona, Tax-Exempt Mortgage Revenue       1,605,567
 Refunding Bonds, Series 1994A, GNMA Collateralized - Sierra Vista Care Center, 6.750%, 11/20/19
---------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.3%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
 7.500%, 7/01/09 - FGIC Insured                                                                        320,240
 7.500%, 7/01/10 - FGIC Insured                                                                        390,048

Washington Elementary School District No. 6 of Maricopa County, Arizona, General Obligation Bonds,    1,797,330
 Series 2002A Refunding, 5.375%, 7/01/15 - FSA Insured

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second              642,803
 Series 1992, 0.000%, 7/01/06 - MBIA Insured

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
 6.200%, 7/01/09 - FSA Insured                                                                         555,340
 6.250%, 7/01/10 - FSA Insured                                                                         833,783

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds,           592,955
 Project of 1993, Series 1995D, 6.250%, 7/01/15 - FSA Insured

----
10

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $    135 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1994A, 6.750%, 7/01/14 - AMBAC Insured

         310 Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.250%, 7/01/11 - FGIC Insured

       1,275 Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1992, 0.000%, 7/01/06 - FGIC Insured

       1,000 Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of
              1989, Series 1992D, 7.500%, 7/01/10 - FGIC Insured

         500 Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.700%, 7/01/10 - FGIC Insured

         180 Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1994, 6.000%, 7/01/12 - FGIC Insured

       2,000 City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 11.9%

         225 Arizona Municipal Financing Program, Certificates of Participation, Series 11, City of Goodyear Loan,
              8.000%, 8/01/17 - MBIA Insured

       1,155 State of Arizona, Arizona Transportation Board, Highway Revenue Bonds, Series 2003A,
              5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
              Series 2003A, 5.375%, 7/01/23 - MBIA Insured

         965 Bullhead City, Arizona, Special Assessment Bonds, Series 1993, East Branch Sewer Improvement
              District, 6.100%, 1/01/13

          80 Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,
              7.000%, 7/01/11

         385 City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,
              5.900%, 7/01/10 - FGIC Insured

       1,295 Industrial Development Authority of the County of Maricopa, Education Revenue Bonds, Arizona Charter
              Schools Project I, Series 2000A, 6.625%, 7/01/20

       1,500 Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds,
              Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

       1,115 Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 -
              AMBAC Insured

             City of Peoria, Arizona, Improvement District No. 8801, North Valley Power Center, Improvement Bonds:
         425  7.300%, 1/01/12
         460  7.300%, 1/01/13

          35 City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,
              6.250%, 7/01/11

       1,000 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002D
              Refunding, 5.125%, 7/01/24

       2,550 City of Tempe, Arizona, Excise Tax Revenue Bonds, Series 2003 Refunding, 5.000%, 7/01/20
-------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 1.2%

         500 Industrial Development Authority of the County of Mohave, Arizona, Industrial Development Revenue
              Bonds, 1994 Series, Citizen Utilities Company Projects, 6.600%, 5/01/29 (Alternative Minimum Tax)

       1,000 Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue
              Bonds, 1998 Series, Citizens Utilities Company Project, 5.450%, 6/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12
              (Alternative Minimum Tax) - MBIA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,      7/04 at 102.00       AAA
 Series 1994A, 6.750%, 7/01/14 - AMBAC Insured

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and              No Opt. Call       AAA
 Refunding Bonds, Series 1994, 6.250%, 7/01/11 - FGIC Insured

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,     No Opt. Call       AAA
 Series 1992, 0.000%, 7/01/06 - FGIC Insured

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of       No Opt. Call       AAA
 1989, Series 1992D, 7.500%, 7/01/10 - FGIC Insured

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and            7/04 at 102.00       AAA
 Refunding Bonds, Series 1994, 6.700%, 7/01/10 - FGIC Insured

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,        7/04 at 101.00       AAA
 Series 1994, 6.000%, 7/01/12 - FGIC Insured

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                       7/11 at 100.00        AA
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 11.9%

Arizona Municipal Financing Program, Certificates of Participation, Series 11, City of Goodyear Loan,    No Opt. Call       AAA
 8.000%, 8/01/17 - MBIA Insured

State of Arizona, Arizona Transportation Board, Highway Revenue Bonds, Series 2003A,                   7/13 at 100.00       AAA
 5.000%, 7/01/22

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,        7/13 at 100.00       Aaa
 Series 2003A, 5.375%, 7/01/23 - MBIA Insured

Bullhead City, Arizona, Special Assessment Bonds, Series 1993, East Branch Sewer Improvement           7/03 at 103.00      Baa2
 District, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,         7/03 at 100.50       BBB
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,              No Opt. Call       AAA
 5.900%, 7/01/10 - FGIC Insured

Industrial Development Authority of the County of Maricopa, Education Revenue Bonds, Arizona Charter   7/10 at 102.00      Baa3
 Schools Project I, Series 2000A, 6.625%, 7/01/20

Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds,          6/07 at 102.00         A
 Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 -     6/12 at 100.00       Aaa
 AMBAC Insured

City of Peoria, Arizona, Improvement District No. 8801, North Valley Power Center, Improvement Bonds:
 7.300%, 1/01/12                                                                                      7/03 at 101.00      BBB+
 7.300%, 1/01/13                                                                                      7/03 at 101.00      BBB+

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,    7/03 at 101.00        A+
 6.250%, 7/01/11

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002D   7/12 at 100.00        A-
 Refunding, 5.125%, 7/01/24

City of Tempe, Arizona, Excise Tax Revenue Bonds, Series 2003 Refunding, 5.000%, 7/01/20               7/13 at 100.00       AA+
--------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 1.2%

Industrial Development Authority of the County of Mohave, Arizona, Industrial Development Revenue     11/03 at 101.00       BBB
 Bonds, 1994 Series, Citizen Utilities Company Projects, 6.600%, 5/01/29 (Alternative Minimum Tax)

Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue     6/07 at 101.00       BBB
 Bonds, 1998 Series, Citizens Utilities Company Project, 5.450%, 6/01/33 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                         7/04 at 102.00       AAA
 (Alternative Minimum Tax) - MBIA Insured

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,     $  145,415
 Series 1994A, 6.750%, 7/01/14 - AMBAC Insured

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and              382,230
 Refunding Bonds, Series 1994, 6.250%, 7/01/11 - FGIC Insured

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,   1,212,691
 Series 1992, 0.000%, 7/01/06 - FGIC Insured

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of     1,300,900
 1989, Series 1992D, 7.500%, 7/01/10 - FGIC Insured

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and              539,505
 Refunding Bonds, Series 1994, 6.700%, 7/01/10 - FGIC Insured

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,          190,442
 Series 1994, 6.000%, 7/01/12 - FGIC Insured

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                       2,472,720
----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 11.9%

Arizona Municipal Financing Program, Certificates of Participation, Series 11, City of Goodyear Loan,    312,485
 8.000%, 8/01/17 - MBIA Insured

State of Arizona, Arizona Transportation Board, Highway Revenue Bonds, Series 2003A,                   1,242,595
 5.000%, 7/01/22

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,        1,110,970
 Series 2003A, 5.375%, 7/01/23 - MBIA Insured

Bullhead City, Arizona, Special Assessment Bonds, Series 1993, East Branch Sewer Improvement             995,513
 District, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,            81,016
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,              462,616
 5.900%, 7/01/10 - FGIC Insured

Industrial Development Authority of the County of Maricopa, Education Revenue Bonds, Arizona Charter   1,316,083
 Schools Project I, Series 2000A, 6.625%, 7/01/20

Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds,          1,613,175
 Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 -     1,269,249
 AMBAC Insured

City of Peoria, Arizona, Improvement District No. 8801, North Valley Power Center, Improvement Bonds:
 7.300%, 1/01/12                                                                                        431,273
 7.300%, 1/01/13                                                                                        466,872

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,       35,837
 6.250%, 7/01/11

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002D   1,042,140
 Refunding, 5.125%, 7/01/24

City of Tempe, Arizona, Excise Tax Revenue Bonds, Series 2003 Refunding, 5.000%, 7/01/20               2,776,415
----------------------------------------------------------------------------------------------------------------
Telecommunication Services - 1.2%

Industrial Development Authority of the County of Mohave, Arizona, Industrial Development Revenue        501,035
 Bonds, 1994 Series, Citizen Utilities Company Projects, 6.600%, 5/01/29 (Alternative Minimum Tax)

Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue       863,330
 Bonds, 1998 Series, Citizens Utilities Company Project, 5.450%, 6/01/33 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                           533,240
 (Alternative Minimum Tax) - MBIA Insured

----
11

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.9%

    $    300 Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital
              and Medical Center, Inc. and Medical Environments, Inc., Series 1992, 6.250%, 9/01/11 -
              MBIA Insured

         200 Arizona Municipal Finance Program, Certificates of Participation, Series 20, City of Goodyear, Loan,
              7.700%, 8/01/10 - MBIA Insured

         300 Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, Series 1992B,
              6.250%, 6/01/10 (Pre-refunded to 6/01/04) - FGIC Insured

       1,000 Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,
              6.500%, 6/01/17 (Pre-refunded to 6/01/06)

         255 Maricopa County, Arizona, Hospital Revenue Bonds, Series 1980, St. Luke's Hospital Medical Center,
              8.750%, 2/01/10

       2,775 Industrial Development Authority of the County of Maricopa, Arizona, Hospital System Revenue
              Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

      12,050 Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue
              Bonds, Series 1984, 0.000%, 2/01/16

         380 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04) - AMBAC Insured

             City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
             Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured
       1,000  6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured

       8,065 Industrial Development Authorities of Tucson and Pima Counties, Arizona, Single Family Mortgage
              Revenue Bonds, Series 1983A, 0.000%, 12/01/14

         500 City of Tucson, Arizona, General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18 (Pre-refunded to
              7/01/04) - FGIC Insured

         850 City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09 (Pre-refunded to
              7/01/04) - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
             Utilities - 5.0%

       1,000 Arizona Power Authority, Power Resource Revenue Bonds, Special Obligation Crossover Refunding
              Series 2001, Hoover Uprating Project, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Central Arizona Project, Contract Revenue Bonds,
              Series 1991B, 6.500%, 11/01/11

       2,000 Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds,
              Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

       1,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured

         150 Industrial Development Authority of the County of Pima, Arizona, Industrial Development Lease
              Obligation Refunding Revenue Bonds, 1988 Series A, Irvington Project, 7.250%, 7/15/10 -
              FSA Insured

             Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding
             Revenue Bonds, Salt River Project, 1993 Series A:
         500  5.750%, 1/01/10
         135  5.500%, 1/01/19

         500 Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding
              Revenue Bonds, Salt River Project, 2002 Series A, 5.000%, 1/01/31

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.9%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital   9/03 at 100.00
 and Medical Center, Inc. and Medical Environments, Inc., Series 1992, 6.250%, 9/01/11 -
 MBIA Insured

Arizona Municipal Finance Program, Certificates of Participation, Series 20, City of Goodyear, Loan,       No Opt. Call
 7.700%, 8/01/10 - MBIA Insured

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, Series 1992B,  6/04 at 101.00
 6.250%, 6/01/10 (Pre-refunded to 6/01/04) - FGIC Insured

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,              6/06 at 101.00
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Maricopa County, Arizona, Hospital Revenue Bonds, Series 1980, St. Luke's Hospital Medical Center,         No Opt. Call
 8.750%, 2/01/10

Industrial Development Authority of the County of Maricopa, Arizona, Hospital System Revenue               No Opt. Call
 Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue        No Opt. Call
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,        7/04 at 102.00
 Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04) - AMBAC Insured

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
 6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured                                               7/10 at 101.00
 6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured                                               7/10 at 101.00

Industrial Development Authorities of Tucson and Pima Counties, Arizona, Single Family Mortgage            No Opt. Call
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18 (Pre-refunded to       7/04 at 101.00
 7/01/04) - FGIC Insured

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09 (Pre-refunded to    7/04 at 100.00
 7/01/04) - RAAI Insured
------------------------------------------------------------------------------------------------------------------------
Utilities - 5.0%

Arizona Power Authority, Power Resource Revenue Bonds, Special Obligation Crossover Refunding              No Opt. Call
 Series 2001, Hoover Uprating Project, 5.250%, 10/01/15

Central Arizona Water Conservation District, Central Arizona Project, Contract Revenue Bonds,           11/03 at 100.00
 Series 1991B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds,                10/06 at 102.00
 Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

City of Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured         7/11 at 100.00

Industrial Development Authority of the County of Pima, Arizona, Industrial Development Lease            7/03 at 102.50
 Obligation Refunding Revenue Bonds, 1988 Series A, Irvington Project, 7.250%, 7/15/10 -
 FSA Insured

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding
Revenue Bonds, Salt River Project, 1993 Series A:
 5.750%, 1/01/10                                                                                          No Opt. Call
 5.500%, 1/01/19                                                                                          No Opt. Call

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding       1/12 at 101.00
 Revenue Bonds, Salt River Project, 2002 Series A, 5.000%, 1/01/31

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.9%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital        AAA $  308,439
 and Medical Center, Inc. and Medical Environments, Inc., Series 1992, 6.250%, 9/01/11 -
 MBIA Insured

Arizona Municipal Finance Program, Certificates of Participation, Series 20, City of Goodyear, Loan,          AAA    256,262
 7.700%, 8/01/10 - MBIA Insured

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, Series 1992B,       AAA    318,585
 6.250%, 6/01/10 (Pre-refunded to 6/01/04) - FGIC Insured

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,                 A3***  1,154,260
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Maricopa County, Arizona, Hospital Revenue Bonds, Series 1980, St. Luke's Hospital Medical Center,            AAA    313,252
 8.750%, 2/01/10

Industrial Development Authority of the County of Maricopa, Arizona, Hospital System Revenue                  AAA  3,709,675
 Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

Industrial Development Authority of the County of Maricopa, Arizona, Single Family Mortgage Revenue           AAA  7,259,523
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, General Obligation Bonds,             AAA    410,905
 Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04) - AMBAC Insured

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
 6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured                                                    AAA  1,592,789
 6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured                                                    AAA  1,242,760

Industrial Development Authorities of Tucson and Pima Counties, Arizona, Single Family Mortgage               AAA  5,242,411
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18 (Pre-refunded to            AAA    533,030
 7/01/04) - FGIC Insured

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09 (Pre-refunded to       AA***    898,884
 7/01/04) - RAAI Insured
----------------------------------------------------------------------------------------------------------------------------
Utilities - 5.0%

Arizona Power Authority, Power Resource Revenue Bonds, Special Obligation Crossover Refunding                  AA  1,182,320
 Series 2001, Hoover Uprating Project, 5.250%, 10/01/15

Central Arizona Water Conservation District, Central Arizona Project, Contract Revenue Bonds,                 AA-      5,021
 Series 1991B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds,                       B-  1,824,440
 Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

City of Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured              AAA  1,071,690

Industrial Development Authority of the County of Pima, Arizona, Industrial Development Lease                 AAA    158,648
 Obligation Refunding Revenue Bonds, 1988 Series A, Irvington Project, 7.250%, 7/15/10 -
 FSA Insured

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding
Revenue Bonds, Salt River Project, 1993 Series A:
 5.750%, 1/01/10                                                                                              AA    591,275
 5.500%, 1/01/19                                                                                              AA    135,427

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Refunding             AA    527,845
 Revenue Bonds, Salt River Project, 2002 Series A, 5.000%, 1/01/31

----
12

   Principal                                                                              Optional Call                 Market
Amount (000) Description                                                                    Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.9%

             City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
    $    500  6.900%, 7/01/03                                                              No Opt. Call      BBB- $    502,270
         100  7.000%, 7/01/06                                                            7/03 at 100.00      BBB-      100,451
         100  7.000%, 7/01/07                                                            7/03 at 100.00      BBB-      100,451

       2,600 City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water   7/12 at 100.00       AAA    2,744,612
              System Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

         800 Sedona, Arizona, Sewer Revenue Refunding Bonds, Series 1992, 7.000%,        7/04 at 101.00         A      854,445
              7/01/12
------------------------------------------------------------------------------------------------------------------------------
    $109,675 Total Long-Term Investments (cost $99,093,022) - 97.9%                                                108,291,250
------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.1%                                                                    2,349,264
             ----------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                    $110,640,514
             ----------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
13

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.7%

    $    500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00        AA $  583,650
              School Revenue Bonds, Ave Maria School Project, Series
              2000, 6.125%, 12/01/25 - RAAI Insured

       1,500 Hyland Hills Park and Recreation District, Adams County,     12/06 at 101.00       N/R  1,615,755
              Colorado, Special Revenue Refunding and Improvement Bonds,
              Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------
             Healthcare - 19.3%

       1,000 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00       N/R  1,091,720
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority Revenue Bonds,           9/09 at 101.00       N/R    963,830
              Steamboat Springs Health Care Association Project, Series
              1999, 5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Hospital Revenue       11/11 at 101.00        A-    559,450
              Bonds, PorterCare Adventist Health System Project, Series
              2001, 6.500%, 11/15/23

       1,000 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00       BBB  1,040,290
              Valley Medical Center Project, Series 2001, 5.800%, 1/15/27

       1,750 City of Colorado Springs, Colorado, Hospital Revenue Bonds,  12/10 at 101.00        A-  1,911,070
              Series 2000, 6.375%, 12/15/30

       1,000 Denver Health and Hospital Authority, Colorado, Health Care  12/11 at 100.00      BBB+  1,102,830
              Revenue Bonds, Series 2001A, 6.250%, 12/01/16

       2,200 Garfield County, Colorado, Hospital Revenue Bonds, Valley     5/13 at 100.00        AA  2,275,856
              View Hospital Association Project, Series 2003A, 5.000%,
              5/15/21 - RAAI Insured
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.7%

       1,265 Boulder County, Colorado, Multifamily Housing Refunding and   6/09 at 100.00       N/R  1,189,593
              Improvement Revenue Bonds, Thistle Community Housing
              Project, Series 1999, 6.375%, 6/01/29

         455 Colorado Housing and Finance Authority, Multifamily Housing   4/05 at 102.00       AA+    473,837
              Insured Mortgage Revenue Bonds, 1995 Series A, 6.650%,
              10/01/28 (Alternative Minimum Tax)

       1,300 City of Englewood, Colorado, Multifamily Housing Revenue     12/06 at 102.00      BBB+  1,336,660
              Refunding Bonds, Marks Apartments Project, Series 1996,
              6.650%, 12/01/26

       1,000 City of Lakewood, Colorado, Multifamily Housing Mortgage     10/05 at 102.00       AAA  1,048,260
              Revenue Bonds, FHA-Insured Mortgage Loan - The Heights by
              Marston Lake Project, Series, 1995, 6.650%, 10/01/25
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.8%

         530 Colorado Housing and Finance Authority, Single Family        10/09 at 105.00       Aa2    550,363
              Program Senior Bonds, 1999 Series C-3, 6.750%, 10/01/21

         605 Colorado Housing and Finance Authority, Single Family        10/09 at 105.00       Aa2    643,641
              Program Senior Bonds, 2000 Series A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

         495 Colorado Housing and Finance Authority, Single Family         4/10 at 105.00        AA    529,863
              Program Senior Bonds, 2000 Senior C-3, 7.150%, 10/01/30

          70 Pueblo County, Colorado, Single Family Mortgage Revenue      11/04 at 102.00       AAA     70,299
              Refunding Bonds, GNMA and FNMA Mortgage-Backed Securities
              Program, Series 1994A, 7.050%, 11/01/27
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.2%

       1,000 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00       N/R  1,009,070
              Revenue Bonds, Christian Living Campus - Johnson Center
              Nursing Facility Refunding Project, Series 1997A, 7.050%,
              1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00        AA  1,059,570
              Covenant Retirement Communities, Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured

         650 Colorado Health Facilities Authority, Health Facilities       9/09 at 102.00      Baa3    533,676
              Revenue Bonds, National Benevolent Association - Village
              at Skyline Project, Series 1999A, 6.375%, 9/01/29

         300 Colorado Health Facilities Authority, Health Facilities       3/10 at 101.00      Baa3    273,723
              Revenue Bonds, National Benevolent Association - Village
              at Skyline Project, Series 2000C, 7.000%, 3/01/24

----
14

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.2%

     $ 1,000 Central Platte Valley Metropolitan District, Colorado,          No Opt. Call       A-1 $1,102,880
              General Obligation Bonds, Series 2001A Refunding, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

         500 El Paso County School District No. 38. Lewis Palmer,            No Opt. Call       Aa3    631,755
              Colorado, General Obligation Bonds, Series 2001 Refunding,
              6.000%, 12/01/21

       1,000 El Paso County School District No. 49, Falcon, Colorado,     12/11 at 100.00       AAA  1,151,150
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17 -
              FGIC Insured

         250 Pitkin County, Colorado, General Obligation Open Space       12/04 at 102.00        A1    274,465
              Refunding and Improvement Bonds, Series 1994, 6.875%,
              12/01/24

       1,000 Commonwealth of Puerto Rico, Public Improvement General         No Opt. Call        A-  1,125,190
              Obligation Bonds, 2002 Series A, 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.2%

       1,000 Colorado Department of Transportation, Revenue Anticipation   6/12 at 101.00        AA  1,148,610
              Bonds, Series 2002, 5.375%, 6/15/17

         700 Colorado Department of Transportation, Revenue Anticipation     No Opt. Call       AAA    846,804
              Bonds, Series 2002B, 5.500%, 6/15/16 - MBIA Insured

       1,250 Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00      Baa3  1,303,500
              Charter School Revenue Bonds, Bromley East Charter School
              Project, Series 2000A, 7.250%, 9/15/30

       1,000 Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00       BBB  1,088,490
              Charter School Revenue Bonds, Academy Charter School
              Project, Douglas County School District Re. 1, Series
              2000, 6.875%, 12/15/20

       1,000 Lakewood Public Building Authority, Colorado, Certificates   12/10 at 100.00       AAA  1,132,240
              of Participation, Series 2000, 5.400%, 12/01/18 - AMBAC
              Insured

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00       AAA  1,152,710
              Fairgrounds and Events Center Project, Series 2002,
              5.500%, 12/15/18 - MBIA Insured

       1,000 Puerto Rico Highway and Transportation Authority,             7/12 at 100.00       AAA  1,057,940
              Transportation Revenue Bonds, Series D, 5.000%, 7/01/32 -
              FSA Insured

         750 City of Woodland Park, Colorado, Limited Sales Tax           12/03 at 101.00        AA    774,158
              Refunding Bonds, Series 1994B, 6.400%, 12/01/12 - RAAI
              Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 10.0%

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90       AAA  2,113,195
              Bonds, 2000 Series B, 0.000%, 9/01/14 - MBIA Insured

         900 Eagle County, Colorado, Air Terminal Corporation, Airport     5/06 at 101.00       N/R    900,702
              Terminal Project Revenue Bonds, Series 1996, 7.500%,
              5/01/21 (Alternative Minimum Tax)

         500 Eagle County, Colorado, Air Terminal Corporation, Airport     5/11 at 101.00       N/R    476,385
              Terminal Project Revenue Bonds, Series 2001, 7.000%,
              5/01/21

       1,000 Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00       AAA  1,166,920
              Revenue Bonds, Senior Series 2001.A, 5.500%, 6/15/15 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 15.0%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call       AAA  3,190,280
              Bonds, Series 1984A, 0.000%, 9/01/10

         140 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA    157,277
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       1,000 State of Colorado, Department of Transportation, Revenue      6/10 at 100.50       AAA  1,220,570
              Anticipation Bonds, Series 2000, 6.000%, 6/15/15
              (Pre-refunded to 6/15/10) - AMBAC Insured

         900 City of Colorado Springs, Colorado, Utilities System            No Opt. Call       AAA  1,187,172
              Revenue Bonds, Series 1978B, 6.600%, 11/15/18

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***  1,264,030
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

----
15

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Utilities - 2.4%

     $ 1,000 Platte River Power Authority, Colorado, Power Revenue        6/12 at 100.00       AA- $ 1,140,000
              Bonds, Series EE Refunding, 5.375%, 6/01/17
--------------------------------------------------------------------------------------------------------------
     $44,510 Total Long-Term Investments (cost $41,767,311) - 97.5%                                 45,469,429
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%                                                    1,173,759

             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $46,643,188

             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
16

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 16.8%

     $ 1,500 New Mexico Educational Assistance Foundation, Education       9/11 at 100.00        A2 $1,554,930
              Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
              9/01/31

         480 New Mexico Educational Assistance Foundation, Student Loan      No Opt. Call       Aaa    480,110
              Revenue Bonds, Senior 1995 Series IV-A1, 6.500%, 3/01/04
              (Alternative Minimum Tax)

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical, and   12/12 at 101.00       BBB  1,049,220
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System Project, Refunding Series 2002, 5.500%, 12/01/31

             City of Santa Fe, New Mexico, Educational Facilities
             Revenue Improvement and Refunding Revenue Bonds, College of
             Santa Fe Project, Series 1997:
         500  6.000%, 10/01/13                                            10/07 at 100.00      BBB-    525,295
         500  5.875%, 10/01/21                                            10/07 at 100.00      BBB-    509,415

       2,000 Regents of the University of New Mexico, System Revenue         No Opt. Call        AA  2,497,440
              Bonds, Series 1992A Refunding, 6.000%, 6/01/21

       2,000 Regents of the University of New Mexico, System Revenue       6/12 at 100.00        AA  2,127,400
              Bonds, Series 2002A Refunding and Improvement, Subordinate
              Lien, 5.000%, 6/01/22

       1,000 Regents of the University of New Mexico, System Revenue       6/13 at 100.00        AA  1,128,160
              Bonds, Subordinate Lien Series 2003A Refunding, 5.250%,
              6/01/18
--------------------------------------------------------------------------------------------------------------
             Healthcare - 6.9%

       1,000 New Mexico Hospital Equipment Loan Council, Hospital          6/08 at 101.00       Ba2    777,130
              Revenue Bonds, Series 1998, Memorial Medical Center, Inc.
              Project, 5.500%, 6/01/28

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,000  5.750%, 8/01/15                                              8/11 at 101.00        A+  2,245,060
       1,000  5.500%, 8/01/30                                              8/11 at 101.00        A+  1,041,190
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.8%

       1,885 Bernalillo County, New Mexico, Multifamily Housing            6/09 at 101.00       N/R  1,767,923
              Refunding and Improvement Revenue Bonds, Series 1999, El
              Centro Senior Housing Complex, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00       Aaa    626,646
              Bonds, Vista Montana Apartments Project, Series 2001A,
              5.400%, 12/01/31 - MBIA Insured

       1,000 Las Cruces Housing Development Corporation, New Mexico,      10/03 at 102.00        A2  1,020,860
              Multifamily Mortgage Revenue Refunding Bonds, Series
              1993A, 6.400%, 10/01/19
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 17.8%

       1,440 New Mexico Mortgage Finance Authority, Single Family          7/06 at 102.00       AAA  1,506,730
              Mortgage Program Bonds, 1996 Series D1, 6.250%, 7/01/22

       1,175 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA  1,229,955
              Mortgage Program Bonds, 1996 Series G-2, 6.200%, 7/01/28
              (Alternative Minimum Tax)

         750 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA    798,023
              Mortgage Program Bonds, 1996 Series B-2, 6.300%, 7/01/28
              (Alternative Minimum Tax)

       1,215 New Mexico Mortgage Finance Authority, Single Family          7/05 at 102.00       AAA  1,276,746
              Mortgage Program Bonds, 1995 Series A, 6.650%, 7/01/26
              (Alternative Minimum Tax)

       1,875 New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50       AAA  2,161,013
              Mortgage Program Bonds, 2000 Series B, 7.000%, 9/01/31
              (Alternative Minimum Tax)

       2,050 New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50       AAA  2,335,627
              Mortgage Program Bonds, 2000 Series C-2, 6.950%, 9/01/31
              (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00        A+  1,135,302
              Office Building Bonds, Series 2000, 6.000%, 9/01/26

----
17

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.9%

     $   500 Las Cruces, New Mexico, Health Facilities Revenue Refunding   6/03 at 102.00       AAA $   511,845
              Bonds, Series 1992, Evangelical Lutheran Good Samaritan
              Society Project, 6.450%, 12/01/17 - FSA Insured

          10 City of Socorro, New Mexico, Health Facilities Refunding      5/04 at 102.00       AAA      10,639
              Revenue Bonds, The Evangelical Lutheran Good Samaritan
              Society Project, Series 1994, 6.000%, 5/01/08 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.8%

             Grants/Cibola County School District 1, Cibola County, New
             Mexico, General Obligation School Building Bonds, Series
             1994:
         480  6.250%, 5/01/08                                              5/04 at 100.00      Baa2     499,776
         510  6.250%, 5/01/09                                              5/04 at 100.00      Baa2     532,930

       1,500 Commonwealth of Puerto Rico, Public Improvement General         No Opt. Call       AAA   1,815,885
              Obligation Bonds, Series 2002A, 5.500%, 7/01/19 - FGIC
              Insured

         500 Commonwealth of Puerto Rico, Public Improvement General         No Opt. Call        A-     562,595
              Obligation Bonds of 2002, Series A, 5.500%, 7/01/29
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 27.6%

       1,880 City of Albuquerque, New Mexico, Gross Receipts/Lodgers Tax     No Opt. Call       AAA   1,424,025
              Refunding and Improvement Revenue Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00        AA   2,154,140
              Bonds, Series 1999, 5.250%, 10/01/26

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00       Aaa   1,594,681
              Bonds, Series 2002 Refunding, 5.125%, 6/01/30 - AMBAC
              Insured

       1,365 New Mexico Finance Authority, Court Facilities Fee Revenue    6/11 at 100.00       AAA   1,494,088
              Bonds, Series 2002, 5.000%, 6/15/17 - MBIA Insured

       2,130 Puerto Rico Highway and Transportation Authority, Highway     7/16 at 100.00         A   2,326,045
              Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

       1,000 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB+   1,066,260
              Appropriation Bonds, 2002 Series E, 5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Gross Receipts Tax Revenue       9/11 at 101.00       AAA   1,062,350
              Bonds, Subordinate Series 2001A, 5.125%, 9/15/26 - AMBAC
              Insured

       4,000 Santa Fe County, New Mexico, Correctional System Revenue        No Opt. Call       AAA   5,054,840
              Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Transportation - 0.3%

         500 Puerto Rico Port Authority, Special Facilities Revenue        6/06 at 102.00      Caa2     195,015
              Bonds, 1996 Series A, American Airlines, Inc. Project,
              6.250%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.4%

       1,870 City of Albuquerque, New Mexico, Gross Receipts, Lodgers        No Opt. Call       AAA   1,426,623
              Tax Refunding and Improvement Revenue Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

          90 Las Cruces, New Mexico, Joint Utility Refunding and           7/03 at 101.00     A1***      92,304
              Improvement Revenue Bonds, Series 1992, 6.250%, 7/01/12

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***   1,264,030
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

         500 County of Sandoval, New Mexico, Gross Receipts Tax Revenue   11/05 at 101.00    N/R***     575,170
              Bonds, Subordinate Series 1994, 7.150% 11/01/10
              (Pre-refunded to 11/01/05)

         327 Santa Fe County, New Mexico, Office and Training Facilities     No Opt. Call       Aaa     418,076
              Project Revenue Bonds, Series 1990, 9.000%, 7/01/07

----
18

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Utilities - 7.4%

     $ 1,500 City of Farmington, New Mexico, Pollution Control Revenue    10/09 at 102.00      BBB- $ 1,566,195
              Bonds, Public Service Company of New Mexico, 1999 Series
              A, 6.600%, 10/01/29 (Alternative Minimum Tax)

       1,000 City of Las Cruces South Central Solid Waste Authority, New   6/05 at 100.00        A3   1,037,830
              Mexico, Environmental Services Gross Receipts, Tax Project
              Revenue Bonds, Series 1995, 6.000%, 6/01/16

       1,000 Incorporated County of Los Alamos, New Mexico, Utility        7/04 at 102.00       AAA   1,067,620
              System Revenue Bonds, Series 1994A, 6.000%, 7/01/15 - FSA
              Insured

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00       AAA     147,334
              Series HH, 5.250%, 7/01/29 - FSA Insured

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA     540,170
              2002 Series II, 5.125%, 7/01/26 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.6%

       1,000 City of Albuquerque, New Mexico, Joint Water and Sewer          No Opt. Call       AAA     915,958
              System Revenue Bonds, Series 1990A, 0.000% 7/01/07 - FGIC
              Insured
---------------------------------------------------------------------------------------------------------------
     $53,837 Total Long-Term Investments (cost $52,447,380) - 97.3%                                  57,150,599
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.7%                                                     1,586,554

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $58,737,153

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
19

Statement of Assets and Liabilities
May 31, 2003


                                                                                                 Arizona     Colorado
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $99,093,022, $41,767,311 and $52,447,380, respectively) $108,291,250  $45,469,429
Cash                                                                                            422,445      285,508
Receivables:
  Interest                                                                                    1,713,374      806,159
  Investments sold                                                                              695,000       25,000
  Shares sold                                                                                   114,292      398,630
Other assets                                                                                        727           54
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                            111,237,088   46,984,780
----------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                                                      64,436      116,000
Accrued expenses:
  Management fees                                                                                51,161       21,545
  12b-1 distribution and service fees                                                            23,993       14,758
  Other                                                                                          58,199       25,897
Dividends payable                                                                               398,785      163,392
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           596,574      341,592
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $110,640,514  $46,643,188
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                 $ 75,254,944  $32,732,169
Shares outstanding                                                                            6,630,827    3,110,879
Net asset value per share                                                                  $      11.35  $     10.52
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                          $      11.85  $     10.98
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                 $  6,745,477  $ 6,310,409
Shares outstanding                                                                              595,302      599,324
Net asset value and offering price per share                                               $      11.33  $     10.53
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                 $  9,288,864  $ 6,801,445
Shares outstanding                                                                              819,592      647,156
Net asset value and offering price per share                                               $      11.33  $     10.51
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                 $ 19,351,229  $   799,165
Shares outstanding                                                                            1,707,444       75,947
Net asset value and offering price per share                                               $      11.33  $     10.52
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                            $101,569,908  $44,498,897
Undistributed (Over-distribution of) net investment income                                      (25,629)     (28,370)
Accumulated net realized gain (loss) from investments                                          (101,993)  (1,529,457)
Net unrealized appreciation of investments                                                    9,198,228    3,702,118
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $110,640,514  $46,643,188
----------------------------------------------------------------------------------------------------------------------

                                                                                             New Mexico
-------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $99,093,022, $41,767,311 and $52,447,380, respectively) $57,150,599
Cash                                                                                           675,152
Receivables:
  Interest                                                                                   1,015,331
  Investments sold                                                                              30,000
  Shares sold                                                                                  154,380
Other assets                                                                                        66
-------------------------------------------------------------------------------------------------------
    Total assets                                                                            59,025,528
-------------------------------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                                                      7,690
Accrued expenses:
  Management fees                                                                               27,195
  12b-1 distribution and service fees                                                           15,565
  Other                                                                                         34,844
Dividends payable                                                                              203,081
-------------------------------------------------------------------------------------------------------
    Total liabilities                                                                          288,375
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $58,737,153
-------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                 $47,477,554
Shares outstanding                                                                           4,452,689
Net asset value per share                                                                  $     10.66
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                          $     11.13
-------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                 $ 5,918,603
Shares outstanding                                                                             555,013
Net asset value and offering price per share                                               $     10.66
-------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                 $ 4,614,585
Shares outstanding                                                                             432,611
Net asset value and offering price per share                                               $     10.67
-------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                 $   726,411
Shares outstanding                                                                              67,894
Net asset value and offering price per share                                               $     10.70
-------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                            $55,729,341
Undistributed (Over-distribution of) net investment income                                     (16,890)
Accumulated net realized gain (loss) from investments                                       (1,678,517)
Net unrealized appreciation of investments                                                   4,703,219
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $58,737,153
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
20

Statement of Operations
Year Ended May 31, 2003

                                                                        Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------------------------------
Investment Income                                                   $5,827,875  $2,529,068  $3,046,690
-------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        584,801     247,907     309,785
12b-1 service fees - Class A                                           145,614      64,895      93,281
12b-1 distribution and service fees - Class B                           60,455      58,608      48,255
12b-1 distribution and service fees - Class C                           63,957      42,099      29,581
Shareholders' servicing agent fees and expenses                         69,480      27,936      32,602
Custodian's fees and expenses                                           53,342      33,133      37,165
Trustees' fees and expenses                                              2,638         360         238
Professional fees                                                       10,100       7,954       7,741
Shareholders' reports - printing and mailing expenses                   28,902      10,932      14,109
Federal and state registration fees                                      9,001       3,941       5,116
Other expenses                                                           5,252       3,750       4,004
-------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                           1,033,542     501,515     581,877
  Custodian fee credit                                                  (9,958)     (5,511)     (7,324)
-------------------------------------------------------------------------------------------------------
Net expenses                                                         1,023,584     496,004     574,553
-------------------------------------------------------------------------------------------------------
Net investment income                                                4,804,291   2,033,064   2,472,137
-------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                             (101,993)   (448,439)   (286,559)
Net change in unrealized appreciation (depreciation) of investments  4,529,442   2,073,211   2,465,519
-------------------------------------------------------------------------------------------------------
Net gain from investments                                            4,427,449   1,624,772   2,178,960
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $9,231,740  $3,657,836  $4,651,097
-------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
21

Statement of Changes in Net Assets

                                                   Arizona                   Colorado                  New Mexico
                                         --------------------------  ------------------------  -------------------------
                                            Year Ended    Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                               5/31/03       5/31/02      5/31/03      5/31/02       5/31/03       5/31/02
--------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                    $  4,804,291  $  4,938,733  $ 2,033,064  $ 2,103,396  $  2,472,137   $ 2,532,313
Net realized gain (loss) from
 investments                                 (101,993)      371,141     (448,439)    (236,265)     (286,559)     (205,682)
Net change in unrealized appreciation
 (depreciation) of investments              4,529,442       684,193    2,073,211      755,856     2,465,519       357,769
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                                 9,231,740     5,994,067    3,657,836    2,622,987     4,651,097     2,684,400
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                   (3,422,296)   (3,439,970)  (1,554,751)  (1,660,014)  (2,141,136)    (2,188,152)
 Class B                                     (251,919)     (223,976)    (251,053)    (254,754)    (194,424)      (166,639)
 Class C                                     (353,752)     (274,933)    (235,149)    (148,520)    (157,654)      (119,579)
 Class R                                     (914,740)     (996,729)     (41,886)     (41,703)     (31,302)       (26,194)
From accumulated net realized gains
 from investments:
 Class A                                     (141,708)     (287,782)          --           --            --            --
 Class B                                      (12,288)      (22,843)          --           --            --            --
 Class C                                      (16,865)      (26,247)          --           --            --            --
 Class R                                      (35,933)      (83,066)          --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders             (5,149,501)   (5,355,546)  (2,082,839)  (2,104,991)   (2,524,516)   (2,500,564)
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares           16,970,533    13,251,101    6,625,431    6,191,447     7,358,279     7,204,171
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                              2,121,541     2,263,946      827,949      801,988     1,036,793       989,004
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
                                           19,092,074    15,515,047    7,453,380    6,993,435     8,395,072     8,193,175
Cost of shares redeemed                   (13,048,392)  (15,924,227)  (5,920,548)  (4,940,462)   (5,993,254)   (6,835,243)
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions               6,043,682      (409,180)   1,532,832    2,052,973     2,401,818     1,357,932
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                 10,125,921       229,341    3,107,829    2,570,969     4,528,399     1,541,768
Net assets at the beginning of year       100,514,593   100,285,252   43,535,359   40,964,390    54,208,754    52,666,986
                                         ------------  ------------  -----------  -----------  ------------   -----------
--------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year            $110,640,514  $100,514,593  $46,643,188  $43,535,359  $ 58,737,153   $54,208,754
                                                       ------------               -----------                 -----------
--------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 year                                    $    (25,629) $    108,320  $   (28,370) $    20,013  $    (16,890)  $    22,410
--------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
22

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), Nuveen Colorado Municipal Bond Fund ("Colorado") and Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
23

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Arizona
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               944,987  $ 10,574,127     562,460  $  6,174,513
  Class B                                               158,632     1,765,924     261,542     2,872,150
  Class C                                               261,865     2,907,794     245,482     2,697,687
  Class R                                               155,300     1,722,688     136,624     1,506,751
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               116,441     1,290,932     124,737     1,372,224
  Class B                                                 6,258        69,245       6,531        71,741
  Class C                                                14,062       155,717      13,082       143,601
  Class R                                                54,692       605,647      61,526       676,380
--------------------------------------------------------------------------------------------------------
                                                      1,712,237    19,092,074   1,411,984    15,515,047
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (788,425)   (8,754,322)   (845,645)   (9,309,118)
  Class B                                              (116,929)   (1,293,237)   (131,425)   (1,442,894)
  Class C                                              (140,401)   (1,555,300)   (110,843)   (1,217,197)
  Class R                                              (130,594)   (1,445,533)   (359,793)   (3,955,018)
--------------------------------------------------------------------------------------------------------
                                                     (1,176,349)  (13,048,392) (1,447,706)  (15,924,227)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 535,888  $  6,043,682     (35,722) $   (409,180)
--------------------------------------------------------------------------------------------------------


----
24

                                                                       Colorado
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/03                5/31/02
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             291,541  $ 3,013,307   312,890  $ 3,181,379
  Class B                                              73,209      755,710   138,017    1,407,148
  Class C                                             275,966    2,833,489   153,767    1,558,828
  Class R                                               2,219       22,925     4,215       44,092
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              57,740      593,767    57,314      583,785
  Class B                                              10,315      106,168    11,969      122,194
  Class C                                               8,882       91,274     5,964       60,699
  Class R                                               3,572       36,740     3,466       35,310
                                                     --------  -----------  --------  -----------
--------------------------------------------------------------------------------------------------
                                                      723,444    7,453,380   687,602    6,993,435
                                                     --------  -----------  --------  -----------
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (453,321)  (4,641,622) (379,574)  (3,847,245)
  Class B                                             (75,943)    (778,877)  (48,173)    (490,220)
  Class C                                             (38,333)    (391,317)  (58,208)    (587,309)
  Class R                                             (10,510)    (108,732)   (1,563)     (15,688)
                                                     --------  -----------  --------  -----------
--------------------------------------------------------------------------------------------------
                                                     (578,107)  (5,920,548) (487,518)  (4,940,462)
                                                     --------  -----------  --------  -----------
--------------------------------------------------------------------------------------------------
Net increase                                          145,337  $ 1,532,832   200,084  $ 2,052,973
--------------------------------------------------------------------------------------------------

                                                                      New Mexico
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/03                5/31/02
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             364,598  $ 3,797,479   463,385  $ 4,774,216
  Class B                                             196,384    2,049,981   126,319    1,307,407
  Class C                                             133,343    1,385,399   108,986    1,122,548
  Class R                                              12,069      125,420        --           --
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              81,462      847,749    82,006      846,342
  Class B                                               8,118       84,501     7,636       78,794
  Class C                                               7,334       76,355     3,727       38,430
  Class R                                               2,700       28,188     2,458       25,438
--------------------------------------------------------------------------------------------------
                                                      806,008    8,395,072   794,517    8,193,175
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (460,885)  (4,799,966) (607,425)  (6,267,495)
  Class B                                             (86,142)    (895,787)  (28,844)    (298,096)
  Class C                                             (28,854)    (297,501)  (26,109)    (269,652)
  Class R                                                  --           --        --           --
--------------------------------------------------------------------------------------------------
                                                     (575,881)  (5,993,254) (662,378)  (6,835,243)
--------------------------------------------------------------------------------------------------
Net increase                                          230,127  $ 2,401,818   132,139  $ 1,357,932
--------------------------------------------------------------------------------------------------


----
25

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                                      Arizona   Colorado New Mexico
             ------------------------------------------------------
             Purchases            $18,028,203 $6,434,722 $6,246,829
             Sales and maturities  14,572,036  5,160,739  4,291,190
             ------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                        Arizona    Colorado  New Mexico
-------------------------------------------------------
Cost of investments $99,077,443 $41,765,465 $52,445,003
-------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                                Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $10,755,796  $3,948,195  $5,299,379
  Depreciation                              (1,541,989)   (244,231)   (593,783)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 9,213,807  $3,703,964  $4,705,596
-------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                              Arizona    Colorado New Mexico
   -------------------------------------------------------------------------
   Undistributed net tax-exempt income       $357,607 $   133,177   $178,221
   Undistributed net ordinary income*              --          --         33
   Undistributed net long-term capital gains       --          --         --
   -------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003, and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                              Arizona   Colorado New Mexico
-------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,949,553 $2,094,383 $2,528,559
Distributions from net ordinary income*            18,611         --      1,082
Distributions from net long-term capital gains    188,002         --         --
-------------------------------------------------------------------------------

2002                                              Arizona   Colorado New Mexico
-------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,936,238 $2,102,626 $2,497,024
Distributions from net ordinary income*                --         --         --
Distributions from net long-term capital gains    419,938         --         --
-------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  Arizona   Colorado New Mexico
                -----------------------------------------------
                Expiration Year:
                  2004           $     -- $       -- $  290,586
                  2005                 --         --         --
                  2006                 --         --         --
                  2007                 --         --         --
                  2008                 --    470,202    411,479
                  2009                 --    374,552    338,997
                  2010                 --     97,920         --
                  2011            101,993    220,292    309,022
                -----------------------------------------------
                Total            $101,993 $1,162,966 $1,350,084
                -----------------------------------------------


----
26

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 (''post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following year:

                               Colorado New Mexico
                             ---------------------
                               $366,491   $326,364
                             ---------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                              Arizona Colorado New Mexico
      -------------------------------------------------------------------
      Sales charges collected (unaudited)    $205,046  $48,528    $99,715
      Paid to authorized dealers (unaudited)  196,697   41,455     85,904
      -------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                           Arizona Colorado New Mexico
          ------------------------------------------------------------
          Commission advances (unaudited) $112,176  $52,178    $85,262
          ------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                Arizona Colorado New Mexico
-----------------------------------------------------------
12b-1 fees retained (unaudited) $74,719  $66,439    $48,719
-----------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                          Arizona Colorado New Mexico
-----------------------------------------------------
CDSC retained (unaudited) $27,323  $24,050     $7,419
-----------------------------------------------------


----
27

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                                    Arizona Colorado New Mexico
                -----------------------------------------------
                Dividend per share:
                  Class A            $.0415   $.0385     $.0380
                  Class B             .0345    .0325      .0315
                  Class C             .0365    .0340      .0330
                  Class R             .0435    .0405      .0395
                -----------------------------------------------



----
28

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                      Investment Operations        Less Distributions
                                                   ---------------------------  -----------------------


ARIZONA


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                  Ending
                                               Net   Invest-       ment         Invest-                     Net
Year Ended                                   Asset      ment       Gain            ment  Capital          Asset     Total
May 31,                                      Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2003                                       $10.91      $.51      $ .47  $ .98    $(.52)   $(.02) $(.54) $11.35      9.23%
 2002                                        10.84       .53        .12    .65     (.53)    (.05)  (.58)  10.91      6.06
 2001                                        10.24       .54        .58   1.12     (.52)      --   (.52)  10.84     11.12
 2000                                        11.25       .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24     (3.75)
 1999                                        11.40       .53       (.09)   .44     (.54)    (.05)  (.59)  11.25      3.87
Class B (2/97)
 2003                                        10.89       .42        .48    .90     (.44)    (.02)  (.46)  11.33      8.43
 2002                                        10.83       .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20
 2001                                        10.23       .46        .59   1.05     (.45)      --   (.45)  10.83     10.33
 2000                                        11.24       .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23     (4.48)
 1999                                        11.39       .45       (.10)   .35     (.45)    (.05)  (.50)  11.24      3.12
Class C (2/94)
 2003                                        10.90       .45        .46    .91     (.46)    (.02)  (.48)  11.33      8.56
 2002                                        10.83       .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50
 2001                                        10.23       .48        .59   1.07     (.47)      --   (.47)  10.83     10.56
 2000                                        11.24       .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23     (4.28)
 1999                                        11.39       .47       (.09)   .38     (.48)    (.05)  (.53)  11.24      3.33
Class R (2/97)
 2003                                        10.90       .53        .47   1.00     (.55)    (.02)  (.57)  11.33      9.38
 2002                                        10.83       .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30
 2001                                        10.24       .56        .58   1.14     (.55)      --   (.55)  10.83     11.27
 2000                                        11.25       .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24     (3.53)
 1999                                        11.40       .56       (.10)   .46     (.56)    (.05)  (.61)  11.25      4.09
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
ARIZONA                                          -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                                Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,                                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2003                                    $75,255      .92%    4.56%      .92%    4.56%      .91%    4.57%        14%
 2002                                     69,356      .92     4.85       .92     4.85       .91     4.86         16
 2001                                     70,642      .95     5.02       .95     5.02       .94     5.03         21
 2000                                     69,512     1.10     4.85      1.06     4.89      1.06     4.90         41
 1999                                     86,452      .93     4.57       .84     4.67       .84     4.67         16
Class B (2/97)
 2003                                      6,745     1.67     3.81      1.67     3.81      1.66     3.82         14
 2002                                      5,962     1.67     4.10      1.67     4.10      1.66     4.11         16
 2001                                      4,447     1.70     4.27      1.70     4.27      1.69     4.28         21
 2000                                      3,680     1.85     4.11      1.82     4.14      1.81     4.15         41
 1999                                      4,180     1.69     3.84      1.58     3.95      1.58     3.95         16
Class C (2/94)
 2003                                      9,289     1.47     4.01      1.47     4.01      1.46     4.02         14
 2002                                      7,454     1.46     4.30      1.46     4.30      1.46     4.31         16
 2001                                      5,809     1.50     4.47      1.50     4.47      1.49     4.48         21
 2000                                      5,290     1.65     4.31      1.61     4.34      1.60     4.35         41
 1999                                      6,426     1.48     4.03      1.39     4.12      1.39     4.12         16
Class R (2/97)
 2003                                     19,351      .72     4.76       .72     4.76       .71     4.77         14
 2002                                     17,742      .72     5.05       .72     5.05       .71     5.06         16
 2001                                     19,388      .75     5.22       .75     5.22       .74     5.23         21
 2000                                     19,076      .91     5.06       .87     5.09       .87     5.10         41
 1999                                     21,534      .73     4.78       .64     4.87       .63     4.87         16
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
29

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                    Investment Operations        Less Distributions
                                                 ---------------------------  -----------------------


COLORADO



                                                                  Net
                                                            Realized/
                                       Beginning       Net Unrealized             Net                  Ending
                                             Net   Invest-    Invest-         Invest-                     Net
                                           Asset      ment  ment Gain            ment  Capital          Asset     Total
Year Ended May 31,                         Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                     $10.15      $.48     $  .38  $ .86    $(.49)   $  --  $(.49) $10.52      8.70%
 2002                                      10.02       .52        .13    .65     (.52)      --   (.52)  10.15      6.53
 2001                                       9.50       .52        .51   1.03     (.51)      --   (.51)  10.02     11.00
 2000                                      10.68       .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                      10.81       .50       (.10)   .40     (.50)    (.03)  (.53)  10.68      3.76
Class B (2/97)
 2003                                      10.16       .40        .39    .79     (.42)      --   (.42)  10.53      7.93
 2002                                      10.03       .44        .13    .57     (.44)      --   (.44)  10.16      5.78
 2001                                       9.52       .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000                                      10.70       .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                      10.82       .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
Class C (2/97)
 2003                                      10.14       .42        .39    .81     (.44)      --   (.44)  10.51      8.14
 2002                                      10.01       .46        .13    .59     (.46)      --   (.46)  10.14      5.98
 2001                                       9.49       .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000                                      10.67       .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                      10.80       .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
Class R (2/97)
 2003                                      10.16       .50        .38    .88     (.52)      --   (.52)  10.52      8.84
 2002                                      10.01       .54        .15    .69     (.54)      --   (.54)  10.16      6.98
 2001                                       9.50       .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000                                      10.69       .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                      10.81       .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(c)   Reimbursement(d)
COLORADO                                       -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                       (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                  $32,732      .95%    4.66%      .95%    4.66%      .93%    4.68%        12%
 2002                                   32,638      .96     5.05       .96     5.05       .94     5.06         28
 2001                                   32,306     1.00     5.28      1.00     5.28       .99     5.29         33
 2000                                   32,448     1.26     4.94      1.26     4.94      1.25     4.95         54
 1999                                   39,189     1.03     4.54       .96     4.61       .96     4.62         23
Class B (2/97)
 2003                                    6,310     1.70     3.92      1.70     3.92      1.68     3.93         12
 2002                                    6,014     1.70     4.29      1.70     4.29      1.69     4.31         28
 2001                                    4,916     1.75     4.53      1.75     4.53      1.74     4.54         33
 2000                                    4,533     2.04     4.19      2.04     4.19      2.03     4.20         54
 1999                                    4,424     1.78     3.80      1.68     3.90      1.68     3.91         23
Class C (2/97)
 2003                                    6,801     1.49     4.11      1.49     4.11      1.48     4.12         12
 2002                                    4,064     1.49     4.50      1.49     4.50      1.48     4.51         28
 2001                                    2,995     1.55     4.73      1.55     4.73      1.54     4.74         33
 2000                                    3,113     1.89     4.38      1.89     4.38      1.88     4.39         54
 1999                                    2,464     1.58     4.00      1.49     4.10      1.49     4.10         23
Class R (2/97)
 2003                                      799      .75     4.87       .75     4.87       .74     4.88         12
 2002                                      819      .75     5.25       .75     5.25       .74     5.26         28
 2001                                      746      .81     5.47       .81     5.47       .80     5.48         33
 2000                                    1,342     1.11     5.16      1.11     5.16      1.10     5.17         54
 1999                                      864      .83     4.74       .76     4.81       .75     4.82         23
------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each year:


Class (Commencement Date)
                                                      Investment Operations       Less Distributions
                                                   ---------------------------  ----------------------


NEW MEXICO


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                 Ending
                                               Net   Invest-       ment         Invest-                    Net
                                             Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                           Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2003                                       $10.27      $.47      $ .40  $ .87    $(.48)     $-- $(.48) $10.66      8.65%
 2002                                        10.23       .49        .04    .53     (.49)      --  (.49)  10.27      5.22
 2001...................................      9.66       .50        .56   1.06     (.49)      --  (.49)  10.23     11.11
 2000...................................     10.58       .47       (.90)  (.43)    (.49)      --  (.49)   9.66     (4.09)
 1999...................................     10.67       .49       (.09)   .40     (.49)      --  (.49)  10.58      3.74
Class B (2/97)
 2003                                        10.27       .39        .40    .79     (.40)      --  (.40)  10.66      7.84
 2002                                        10.23       .41        .04    .45     (.41)      --  (.41)  10.27      4.43
 2001...................................      9.66       .42        .56    .98     (.41)      --  (.41)  10.23     10.26
 2000...................................     10.57       .40       (.90)  (.50)    (.41)      --  (.41)   9.66     (4.75)
 1999...................................     10.67       .41       (.10)   .31     (.41)      --  (.41)  10.57      2.89
Class C (2/97)
 2003                                        10.27       .41        .41    .82     (.42)      --  (.42)  10.67      8.13
 2002                                        10.23       .43        .04    .47     (.43)      --  (.43)  10.27      4.61
 2001...................................      9.65       .44        .57   1.01     (.43)      --  (.43)  10.23     10.61
 2000...................................     10.58       .42       (.92)  (.50)    (.43)      --  (.43)   9.65     (4.71)
 1999...................................     10.67       .43       (.09)   .34     (.43)      --  (.43)  10.58      3.22
Class R (2/97)
 2003                                        10.30       .49        .41    .90     (.50)      --  (.50)  10.70      8.91
 2002                                        10.26       .51        .03    .54     (.50)      --  (.50)  10.30      5.39
 2001...................................      9.68       .52        .56   1.08     (.50)      --  (.50)  10.26     11.39
 2000...................................     10.60       .49       (.90)  (.41)    (.51)      --  (.51)   9.68     (3.89)
 1999...................................     10.70       .51       (.10)   .41     (.51)      --  (.51)  10.60      3.86
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(c)   Reimbursement(d)
NEW MEXICO                                                 -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2003                                    $47,478      .93%    4.48%      .93%    4.48%      .92%    4.49%         8%
 2002                                     45,882      .95     4.76       .95     4.76       .94     4.77         22
 2001...................................  46,358      .99     4.92       .99     4.92       .97     4.93         10
 2000...................................  45,795     1.19     4.73      1.19     4.73      1.19     4.74         24
 1999...................................  56,315      .97     4.52       .91     4.58       .90     4.58         14
Class B (2/97)
 2003                                      5,919     1.68     3.73      1.68     3.73      1.66     3.74          8
 2002                                      4,485     1.70     4.01      1.70     4.01      1.69     4.02         22
 2001...................................   3,393     1.73     4.17      1.73     4.17      1.72     4.18         10
 2000...................................   2,717     1.97     3.98      1.97     3.98      1.96     3.98         24
 1999...................................   2,721     1.72     3.77      1.67     3.82      1.67     3.83         14
Class C (2/97)
 2003                                      4,615     1.47     3.93      1.47     3.93      1.46     3.95          8
 2002                                      3,295     1.50     4.20      1.50     4.20      1.48     4.21         22
 2001...................................   2,396     1.54     4.37      1.54     4.37      1.52     4.38         10
 2000...................................   2,321     1.76     4.18      1.76     4.18      1.75     4.18         24
 1999...................................   2,393     1.52     3.97      1.47     4.03      1.46     4.03         14
Class R (2/97)
 2003                                        726      .73     4.68       .73     4.68       .71     4.69          8
 2002                                        547      .75     4.96       .75     4.96       .74     4.97         22
 2001...................................     520      .79     5.12       .79     5.12       .77     5.13         10
 2000...................................     434     1.01     4.91      1.01     4.91      1.00     4.91         24
 1999...................................     479      .77     4.72       .71     4.78       .70     4.78         14
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
31

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund (each a series of the Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2003, the results of each of its operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
32

                                     Notes

----
33

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
34

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
35

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
36

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
37

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.



Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS2-0503D

--------------------------------------------------------------------------------


Nuveen Investments Municipal
Bond Fund
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

 LOGO

Nuveen Florida Municipal Bond Fund



[LOGO] Nuveen Investments

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2 Refer to the address sheet that accompanied this report. Enter the personal
  13-character Enrollment Number
imprinted near your name.

3 You'll be taken to a page with
several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
  (e.g. yourID@providerID.com),
  and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click
  Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.
If your Nuveen Investments Fund dividends and statements

COME DIRECTLY TO
YOU FROM NUVEEN INVESTMENTS,

follow the steps
outlined below:

1 Go to
www.nuveen.com

2 Select Access Your Account.
  Select the E-Report

  Enrollment section.
  Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address.
  Fill in this information,
  then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if
  you need to change your registration information or cancel internet viewing.



                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Fund. Rick, who has 18 years of investment management experience, assumed primary management responsibility for the Fund in January 2003.

--------------------------------------------------------------------------------

What factors had the greatest influence on the U.S. economy and the Florida municipal market during the reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

Because of the prevailing low interest rates, national municipal bond issuance set a record in 2002, up 27 percent over the previous year. Issuance in Florida was even more robust. The fourth-largest state issuer of municipal bonds, Florida saw its municipal issuance increase 33 percent in 2002. This strong pace has continued in 2003, with year-to-date issuance through May running ahead of same period in 2002.

Despite such strong supply, and the lack of a state income tax, investor demand has managed to keep pace. Besides preferring lower-risk securities, many fixed-income investors seem to have been attracted to the relatively high yields offered by quality municipal bonds at a time when the yields of many quality taxable investments were declining noticeably.

Florida's economy is generally healthy, led by business services, tourism and healthcare. However, trade, manufacturing and transportation are still losing jobs and continued to weigh down the state's economy. Housing markets were strong and home price appreciation continued to increase rapidly. Travel volume has improved based on accelerated demand for hotel, food service and entertainment. Florida's revenue base, dominated by sales taxes, remained relatively stable in contrast to trends for most other states. As of May 31, 2003, Moody's and Standard & Poor's maintained their Aa2/AA+ ratings for the state.

How did the Fund perform during the twelve months ended May 31, 2003?

The chart on the next page provides performance information for the Nuveen Florida Municipal Bond Fund (Class A shares at net asset value) for the year that ended May 31, 2003. The chart also compares the Fund's performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index")).

While the Fund provided a very attractive total return for the twelve-month period, its results trailed both its Lipper category average and the national Lehman Index.

A significant amount of this relative underperformance was due to the Fund's holdings of bonds backed by the revenues of private air carriers. The declining passenger traffic, rising costs and corporate bankruptcies in this sector have been well documented, and securities that rely on airline revenues have suffered accordingly over the past twelve month reporting period. While we sold the majority of our airline-backed holdings before the end of the reporting period, the poor performance of these bonds over the twelve month reporting period had a direct impact on the Fund's performance.

In addition, there were two other factors contributing to the Fund's underperformance relative to the Lehman Index over the reporting period. First, the Fund's total return reflects the impact of management fees, while the Lehman

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

Class A Shares -
One-Year Total Returns as of 5/31/03
--------------------------------------------------------------------------------

                 Nuveen Florida Municipal Bond Fund/1/    7.60%
                 Lipper Florida Municipal Debt Funds
                   category average/2/                    9.03%
                 Lehman Brothers Municipal Bond Index/3/ 10.36%
                 ----------------------------------------------

Index is unmanaged. Second, the Fund had a shorter duration than the Lehman Index. During a period of falling interest rates, as was the case during much of the twelve-month period, a longer duration investment generally will be expected to perform better than a shorter duration investment assuming no special circumstances in either case. As of May 31, 2003, the duration of the Lehman Index was 7.80, compared with 6.58 for the Fund.

What strategies did you use to manage the Fund during the reporting period?

We managed the Fund with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research-driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

Given the uncertain economic environment through much of the reporting period, we looked to manage the Fund's risk by keeping a significant portion of its assets invested in high-quality municipal bonds. As of May 31, 2003, 60 percent of the Fund was invested in bonds rated AAA/U.S. guaranteed or AA, up from 53 percent the previous year.

We also sought to manage risk, especially early in the period, by reducing the Fund's holdings in highly volatile securities, such as zero-coupon bonds. Zero-coupon bonds are extremely sensitive to changes in interest rates and could be expected to lose value if rates were to suddenly rise.

In addition, increased call protection remained an important goal. During times of low interest rates, issuers are more likely to take advantage of a bond's call feature and refinance outstanding high-coupon debt. While we made some portfolio adjustments to reduce the Fund's call exposure, we tried not to purchase too many bonds with similar maturities or call dates, since this might actually increase the Fund's call risk over time.

Finally, we tried to avoid excessive turnover in the Fund. With interest rates at near-historic lows, we believed it generally made little sense to sell older investments issued at higher rates and buy new securities offering lower prevailing yields--all while increasing our shareholders' capital gains exposure. Thus, we limited the Fund's trading activity to include only those transactions that, in our opinion, were in the best interest of our shareholders.

What is your outlook for the municipal market and the Fund?

Overall, we believe the Florida economy is in better shape than many of its neighboring states. The state has traditionally been a popular retirement and tourist destination, and we anticipate this should continue to be the case.

In the coming months, we do not expect to make major changes to the Fund's portfolio. We will work to position the Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by this Fund continues to make it an attractive investment.



--------------------------------------------------------------------------------
1 Performance figures are for Class A shares at net asset value as of May 31,
  2003. Current performance may be more or less than the performance shown.
2 The Lipper peer group return shown represents the average annualized total return of the 62 funds in the Lipper Florida Municipal Debt Funds category for the one-year period ended May 31, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report l Page 3

                            Annual Report l Page 4


     Growth of an Assumed $10,000 Investment

     Nuveen Florida Municipal Bond Fund*

                                    [CHART]

              Nuveen Florida            Nuveen Florida          Lehman Brothers
                Municipal                  Municipal               Municipal
             Bond Fund (NAV)           Bond Fund (Offer)          Bond Index

 5/31/93        $10,000                   $ 9,580                  $10,000
 6/30/93         10,177                     9,750                   10,167
 7/31/93         10,179                     9,752                   10,180
 8/31/93         10,453                    10,014                   10,392
 9/30/93         10,586                    10,141                   10,510
10/31/93         10,616                    10,170                   10,530
11/30/93         10,493                    10,052                   10,438
12/31/93         10,698                    10,248                   10,658
 1/31/94         10,853                    10,397                   10,779
 2/28/94         10,540                    10,098                   10,500
 3/31/94         10,075                     9,652                   10,073
 4/30/94         10,094                     9,670                   10,159
 5/31/94         10,202                     9,773                   10,247
 6/30/94         10,131                     9,706                   10,184
 7/31/94         10,299                     9,867                   10,371
 8/31/94         10,299                     9,867                   10,407
 9/30/94         10,178                     9,750                   10,254
10/31/94          9,998                     9,578                   10,072
11/30/94          9,795                     9,383                    9,889
12/31/94         10,098                     9,674                   10,107
 1/31/95         10,403                     9,966                   10,396
 2/28/95         10,644                    10,197                   10,698
 3/31/95         10,715                    10,265                   10,821
 4/30/95         10,713                    10,263                   10,834
 5/31/95         11,064                    10,600                   11,180
 6/30/95         10,947                    10,487                   11,083
 7/31/95         10,998                    10,537                   11,188
 8/31/95         11,124                    10,657                   11,330
 9/30/95         11,205                    10,734                   11,402
10/31/95         11,373                    10,895                   11,567
11/30/95         11,605                    11,118                   11,759
12/31/95         11,752                    11,259                   11,872
 1/31/96         11,804                    11,308                   11,962
 2/29/96         11,702                    11,210                   11,881
 3/31/96         11,472                    10,990                   11,729
 4/30/96         11,403                    10,924                   11,696
 5/31/96         11,412                    10,933                   11,691
 6/30/96         11,507                    11,024                   11,818
 7/31/96         11,604                    11,116                   11,926
 8/31/96         11,579                    11,093                   11,924
 9/30/96         11,765                    11,271                   12,091
10/31/96         11,907                    11,407                   12,227
11/30/96         12,115                    11,607                   12,451
12/31/96         12,056                    11,550                   12,399
 1/31/97         12,055                    11,549                   12,422
 2/28/97         12,153                    11,642                   12,537
 3/31/97         11,999                    11,495                   12,370
 4/30/97         12,110                    11,601                   12,474
 5/31/97         12,278                    11,762                   12,661
 6/30/97         12,389                    11,868                   12,796
 7/31/97         12,733                    12,198                   13,151
 8/31/97         12,612                    12,082                   13,027
 9/30/97         12,748                    12,213                   13,182
10/31/97         12,838                    12,298                   13,266
11/30/97         12,904                    12,362                   13,345
12/31/97         13,078                    12,529                   13,540
 1/31/98         13,194                    12,639                   13,679
 2/28/98         13,188                    12,634                   13,683
 3/31/98         13,220                    12,665                   13,695
 4/30/98         13,155                    12,603                   13,634
 5/31/98         13,345                    12,784                   13,849
 6/30/98         13,401                    12,838                   13,903
 7/31/98         13,445                    12,880                   13,938
 8/31/98         13,612                    13,040                   14,154
 9/30/98         13,742                    13,165                   14,331
10/31/98         13,724                    13,148                   14,331
11/30/98         13,794                    13,215                   14,381
12/31/98         13,803                    13,223                   14,417
 1/31/99         13,935                    13,350                   14,589
 2/28/99         13,892                    13,309                   14,524
 3/31/99         13,899                    13,315                   14,545
 4/30/99         13,931                    13,346                   14,581
 5/31/99         13,849                    13,267                   14,497
 6/30/99         13,676                    13,101                   14,288
 7/31/99         13,696                    13,121                   14,339
 8/31/99         13,548                    12,979                   14,225
 9/30/99         13,490                    12,923                   14,230
10/31/99         13,354                    12,793                   14,077
11/30/99         13,427                    12,863                   14,226
12/31/99         13,340                    12,780                   14,119
 1/31/00         13,254                    12,698                   14,058
 2/29/00         13,422                    12,858                   14,221
 3/31/00         13,697                    13,122                   14,533
 4/30/00         13,637                    13,064                   14,447
 5/31/00         13,550                    12,981                   14,372
 6/30/00         13,829                    13,248                   14,753
 7/31/00         14,014                    13,425                   14,958
 8/31/00         14,200                    13,603                   15,188
 9/30/00         14,138                    13,545                   15,109
10/31/00         14,243                    13,645                   15,274
11/30/00         14,306                    13,705                   15,390
12/31/00         14,593                    13,980                   15,770
 1/31/01         14,628                    14,014                   15,926
 2/28/01         14,735                    14,116                   15,977
 3/31/01         14,827                    14,205                   16,121
 4/30/01         14,608                    13,994                   15,947
 5/31/01         14,816                    14,194                   16,119
 6/30/01         14,954                    14,326                   16,227
 7/31/01         15,164                    14,527                   16,467
 8/31/01         15,404                    14,757                   16,739
 9/30/01         15,253                    14,612                   16,682
10/31/01         15,349                    14,704                   16,881
11/30/01         15,197                    14,558                   16,739
12/31/01         15,103                    14,468                   16,580
 1/31/02         15,274                    14,632                   16,867
 2/28/02         15,402                    14,755                   17,071
 3/31/02         15,247                    14,606                   16,736
 4/30/02         15,450                    14,801                   17,063
 5/31/02         15,533                    14,881                   17,167
 6/30/02         15,692                    15,033                   17,348
 7/31/02         15,775                    15,113                   17,571
 8/31/02         15,905                    15,237                   17,782
 9/30/02         16,142                    15,464                   18,172
10/31/02         15,796                    15,133                   17,871
11/30/02         15,786                    15,123                   17,797
12/31/02         16,136                    15,458                   18,172
 1/31/03         16,063                    15,388                   18,126
 2/28/03         16,257                    15,574                   18,379
 3/31/03         16,215                    15,534                   18,390
 4/30/03         16,379                    15,691                   18,512
 5/31/03         16,714                    16,012                   18,946






--------------------------------------------------------------------------------

The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Florida Municipal Bond Fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Florida Municipal Bond Fund return includes reinvestment of all dividends and distributions, and the Fund return at offer depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                Nuveen Florida Municipal Bond Fund
================================================================================

               Quick
               Facts
                             A Shares B Shares C Shares R Shares
               -------------------------------------------------
               NAV             $10.46   $10.45   $10.45   $10.45
               -------------------------------------------------
               Latest
                Monthly
                Dividend/1/   $0.0405  $0.0340  $0.0360  $0.0425
               -------------------------------------------------
               Latest
                Capital
                Gain/2/       $0.0508  $0.0508  $0.0508  $0.0508
               -------------------------------------------------

                Commencement
                Date          6/15/90  2/03/97  9/14/95  2/03/97
               -------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           7.60%  3.09%
                  ---------------------------------------------
                  5-Year                           4.60%  3.71%
                  ---------------------------------------------
                  10-Year                          5.26%  4.81%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           6.80%  2.80%
                  ---------------------------------------------
                  5-Year                           3.79%  3.62%
                  ---------------------------------------------
                  10-Year                          4.71%  4.71%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           6.94%
                  ---------------------------------------------
                  5-Year                           4.01%
                  ---------------------------------------------
                  10-Year                          4.69%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           7.86%
                  ---------------------------------------------
                  5-Year                           4.81%
                  ---------------------------------------------
                  10-Year                          5.40%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.65%  4.45%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.86%  3.70%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.36%  5.14%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.90%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.28%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.56%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.13%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.48%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.83%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.88%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.23%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.88%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             5.70%         1.30%
                            ---------------------------------------------
                            5-Year             4.36%         3.46%
                            ---------------------------------------------
                            10-Year            5.00%         4.55%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             5.02%         1.02%
                            ---------------------------------------------
                            5-Year             3.58%         3.42%
                            ---------------------------------------------
                            10-Year            4.44%         4.44%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             5.16%
                            ---------------------------------------------
                            5-Year             3.80%
                            ---------------------------------------------
                            10-Year            4.44%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             5.95%
                            ---------------------------------------------
                            5-Year             4.58%
                            ---------------------------------------------
                            10-Year            5.13%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  48%
AA                   12%
A                    12%
BBB                  10%
NR                   17%
BB or Lower           1%

                  Top Five Sectors/6/
                  Healthcare                              20%
                  -------------------------------------------
                  Housing/Multifamily                     18%
                  -------------------------------------------
                  Tax Obligation/Limited                  11%
                  -------------------------------------------
                  U.S. Guaranteed                         10%
                  -------------------------------------------
                  Transportation                          10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $383,819
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.89
                  -------------------------------------------
                  Duration                               6.58
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a federal income tax rate of 28%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 5

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

    $  1,500 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    5/12 at 100.00        A- $     1,276,845
              Asset-Backed Bonds, Series 2002 Refunding, 5.500%, 5/15/39
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.7%

       3,550 Highlands County Health Facilities Authority, Florida,       11/11 at 101.00        A-       3,847,668
              Hospital Revenue Bonds, Adventist Health System/Sunbelt
              Obligated Group, Series 2001A, 6.000%, 11/15/31

       1,000 Highlands County Health Facilities Authority, Florida,       11/12 at 100.00        A-       1,031,950
              Hospital Revenue Bonds, Adventist Health System/Sunbelt
              Obligated Group, Series 2002B, 5.250%, 11/15/23

             Hillsborough County Industrial Development Authority,
             Florida, Hospital Revenue Bonds, Tampa General Hospital,
             Series 2003B:
       1,000  5.250%, 10/01/28                                            10/13 at 100.00      Baa1         996,450
       2,580  5.250%, 10/01/34                                            10/13 at 100.00      Baa1       2,569,190

       8,500 Jacksonville Economic Development Commission, Florida,       11/11 at 101.00        AA       9,078,510
              Revenue Bonds, Mayo Foundation Health Care Facilities,
              Series 2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital Revenue Refunding Bonds,         11/06 at 102.00       AAA       1,848,735
              Lakeland Regional Medical Center Project, Series 1996,
              5.250%, 11/15/25 - MBIA Insured

       1,250 Martin County Health Facilities Authority, Florida,          11/12 at 101.00      BBB+       1,281,875
              Hospital Revenue Bonds, Martin Memorial Medical Center,
              Series 2002A Refunding, 5.875%, 11/15/32

       2,250 Miami Beach Health Facilities Authority, Florida, Hospital      No Opt. Call        BB       2,136,802
              Revenue Bonds, Mount Sinai Medical Center of Florida
              Project, Series 2001A, 6.125%, 11/15/11

       5,000 North Broward Hospital District, Florida, Improvement         1/11 at 101.00        A-       5,341,100
              Revenue Bonds, Series 2001, 6.000%, 1/15/31

             Orange County Health Facilities Authority, Florida,
             Hospital Revenue Bonds, Adventist Health System, Series
             2002:
       3,250  6.250%, 11/15/24                                            11/12 at 100.00        A-       3,574,968
       3,500  5.625%, 11/15/32                                            11/12 at 101.00        A-       3,678,360

      10,645 Orange County Health Facilities Authority, Florida,          11/05 at 102.00       AAA      11,514,377
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC
              Insured

       5,000 Palm Beach County Health Facilities Authority, Florida,      12/11 at 101.00         A       5,247,600
              Hospital Revenue Refunding Bonds, BRCH Corporation
              Obligated Group, Series 2001, 5.625%, 12/01/31

             Pinellas County Health Facilities Authority, Florida,
             Revenue Bonds, Baycare Health System, Series 2003:
       7,000  5.750%, 11/15/27                                             5/13 at 100.00        A1       7,410,550
       3,000  5.500%, 11/15/33                                             5/13 at 100.00        A1       3,086,820

       5,000 South Broward Hospital District, Florida, Hospital Revenue    5/12 at 101.00       Aa3       5,344,700
              Bonds, Series 2002, 5.625%, 5/01/32

             South Miami Health Facilities Authority, Florida, Hospital
             Revenue Bonds, Baptist Health South Florida Group, Series
             2003:
       3,000  5.200%, 11/15/28                                             2/13 at 100.00       Aa3       3,073,800
       2,500  5.250%, 11/15/33 - AMBAC Insured                             2/13 at 100.00       AAA       2,685,100

       2,040 Tallahassee, Florida, Health Facilities Revenue Bonds,       12/10 at 100.00      Baa1       2,145,325
              Tallahassee Memorial HealthCare, Inc. Project, Series
              2000, 6.375%, 12/01/30
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 18.0%

         600 Broward County Housing Finance Authority, Florida,            2/05 at 102.00       AAA         632,412
              Multifamily Housing Revenue Refunding Bonds, Lakeside
              Apartments Project, Series 1995, 7.000%, 2/01/25

         250 Broward County Housing Finance Authority, Florida,            8/06 at 102.00       AAA         271,638
              Multifamily Housing Revenue Refunding Bonds, Boardwalk
              Apartments Project, Series 1996, 6.200%, 8/01/16

      11,150 Broward County Housing Finance Authority, Florida,            7/09 at 102.00       N/R      10,493,711
              Multifamily Housing Revenue Bonds, Pier Club Apartments
              Project, Series 1999, 7.000%, 7/01/34

       2,700 Duval County Housing Finance Authority, Florida,              4/05 at 102.00      BBB-       2,826,603
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Place Project, Series 1995, 6.750%, 4/01/25 (Mandatory put
              4/01/15)

         535 Florida Housing Finance Agency, General Mortgage Revenue      6/03 at 102.00       AAA         546,428
              Refunding Bonds, Series 1992A, 6.400%, 6/01/24

----
6

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

             Florida Housing Finance Agency, Housing Revenue Bonds,
             Antigua Club Apartments Project, Series 1995A-1:
    $  1,000  6.750%, 8/01/14 (Alternative Minimum Tax) - AMBAC Insured    2/05 at 102.00       AAA $     1,059,470
       5,000  6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured    2/05 at 102.00       AAA       5,250,700

       1,115 Florida Housing Finance Agency, Housing Revenue Bonds,        2/05 at 102.00       AAA       1,170,906
              Brittany of Rosemont Apartments Project, Series 1995C-1,
              6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured

             Florida Housing Finance Agency, Housing Revenue Bonds,
             Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                            11/05 at 102.00      BBB-       1,317,758
       1,660  6.500%, 11/01/25                                            11/05 at 102.00      BBB-       1,731,181

       2,000 Florida Housing Finance Agency, Multifamily Housing Revenue   8/06 at 102.00       AAA       2,154,020
              Refunding Bonds, Players Club, Series 1991C, 6.200%,
              8/01/16

       3,500 Florida Housing Finance Agency, Housing Revenue Bonds,       10/06 at 102.00       AAA       3,743,040
              Villas of Capri Project, Series 1996H, 6.100%, 4/01/17
              (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA       1,057,780
              Leigh Meadows Apartments Project, Series 1996N, 6.300%,
              9/01/36 (Alternative Minimum Tax) - AMBAC Insured

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA       1,057,780
              Stoddert Arms Apartments Project, Series 1996O, 6.300%,
              9/01/36 (Alternative Minimum Tax) - AMBAC Insured

       1,405 Florida Housing Finance Agency, Multifamily Housing Revenue   6/03 at 100.00       AAA       1,409,285
              Bonds, GNMA Collateralized, Driftwood Terrace Apartments
              Project, Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

      10,000 Florida Housing Finance Agency, Housing Revenue Bonds,        7/08 at 102.00       N/R       9,297,500
              Whistlers Cove Apartments Project, Series 1998T-1, 6.500%,
              1/01/39 (Alternative Minimum Tax)

      10,000 Florida Housing Finance Corporation, Revenue Bonds,             No Opt. Call       N/R       9,975,300
              Pembroke Apartments, Series 2001B, 7.750%, 2/01/41

       1,000 Orange County Housing Finance Authority, Florida,            10/03 at 100.00        BB         983,700
              Multifamily Housing Revenue Bonds, Ashley Point Apartments
              Project, Series 1994A, 7.100%, 10/01/24 (Alternative
              Minimum Tax)

         750 Palm Beach County Housing Finance Authority, Florida,         6/08 at 102.00       N/R         773,655
              Multifamily Housing Revenue Bonds, Windsor Park Apartments
              Project, Florida Affordable Housing Guarantee Program,
              Series 1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

      13,040 Palm Beach County Housing Finance Authority, Florida,         7/10 at 102.00       N/R      13,227,385
              Multifamily Housing Revenue Bonds, Saddlebrook Apartments
              Project, Series 2000A, 7.450%, 7/01/40 (Alternative
              Minimum Tax) (Mandatory put 7/01/30)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.4%

       1,310 Clay County Housing Finance Authority, Florida, Single        3/05 at 102.00       Aaa       1,338,977
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

       1,000 Dade County Housing Finance Authority, Florida, Single        4/05 at 102.00       AAA       1,050,140
              Family Mortgage Revenue Bonds, Series 1995, 6.700%,
              4/01/28 (Alternative Minimum Tax)

         305 Duval County Housing Finance Authority, Florida, Single      10/04 at 102.00       Aaa         318,743
              Family Mortgage Revenue Bonds, GNMA Mortgage-Backed
              Securities Program, Series 1994, 6.550%, 10/01/15
              (Alternative Minimum Tax)

         555 Florida Housing Finance Agency, Single Family Mortgage        7/04 at 102.00       AAA         578,754
              Revenue Refunding Bonds, Series 1994A, 6.250%, 7/01/11

             Florida Housing Finance Agency, Single Family Mortgage
             Revenue Refunding Bonds, Series 1995A:
         520  6.550%, 7/01/14 (Alternative Minimum Tax)                    1/05 at 102.00       AAA         545,121
         525  6.650%, 1/01/24 (Alternative Minimum Tax)                    1/05 at 102.00       AAA         550,085

         650 Leon County Housing Finance Authority, Florida, Single          No Opt. Call       AAA         743,990
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

         245 Manatee County Housing Finance Authority, Florida, Single    11/05 at 102.00       Aaa         257,145
              Family Mortgage Revenue Bonds, Series 1994, Subordinate
              Series 3, 7.600%, 11/01/26 (Alternative Minimum Tax)

       6,730 Orange County Housing Finance Authority, Florida, Homeowner    9/08 at 27.73       Aaa       1,404,686
              Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31

----
7

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

     $ 1,290 Orange County Housing Finance Authority, Florida, Homeowner   3/11 at 101.00       Aaa $     1,364,614
              Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative
              Minimum Tax)

         240 Palm Beach County Housing Finance Authority, Florida,         9/03 at 100.00       Aaa         246,780
              Single Family Mortgage Revenue Bonds, Series 1990B,
              7.600%, 3/01/23

         770 Polk County Housing Finance Authority, Florida, Single        9/03 at 100.00       Aaa         771,324
              Family Mortgage Revenue Refunding Bonds, Series 1991A,
              7.150%, 9/01/23
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.4%

      10,000 Atlantic Beach, Florida, Healthcare Facilities Revenue       10/09 at 101.00         A      10,573,400
              Refunding Bonds, Fleet Landing Project, Series 1999,
              6.000%, 10/01/29 - ACA Insured

             Escambia County Health Facilities Authority, Florida,
             Revenue Bonds, Azalea Trace, Inc., Series 1997:
       1,000  6.000%, 1/01/15                                              1/07 at 102.00       N/R       1,010,320
       1,595  6.100%, 1/01/19                                              1/07 at 102.00       N/R       1,595,494

             Jacksonville Health Facilities Authority, Florida,
             Tax-Exempt Industrial Development Revenue Bonds, National
             Benevolent Association, Cypress Village Florida Project,
             Series 1996A:
         690  6.125%, 12/01/16                                            12/06 at 102.00      Baa3         610,415
       1,000  6.250%, 12/01/26                                            12/06 at 102.00      Baa3         823,940

       8,000 Palm Beach County Health Facilities Authority, Florida,      11/06 at 102.00      BBB+       8,195,760
              Retirement Community Revenue Bonds, Adult Communities
              Total Services, Inc. Obligated Group, Series 1996, 5.625%,
              11/15/20

             Sarasota County Health Facilities Authority, Florida,
             Refunding Bonds, Sunnyside Properties Project, Series 1995:
         600  5.500%, 5/15/04                                                No Opt. Call       N/R         609,912
         170  5.500%, 5/15/05                                                No Opt. Call       N/R         174,440
       1,000  6.000%, 5/15/10                                              5/06 at 102.00       N/R         984,370
-------------------------------------------------------------------------------------------------------------------
             Materials - 5.8%

       5,500 Escambia County, Florida, Pollution Control Revenue Bonds,    8/04 at 102.00       BBB       5,788,310
              Champion International Corporation Project, Series 1994,
              6.900%, 8/01/22 (Alternative Minimum Tax)

       4,350 Escambia County, Florida, Pollution Control Revenue Bonds,    9/06 at 102.00      Baa2       4,552,275
              Champion International Corporation Project, Series 1996,
              6.400%, 9/01/30 (Alternative Minimum Tax)

      10,000 Hillsborough County Industrial Development Authority,         4/10 at 101.00       N/R      10,218,600
              Florida, Exempt Facilities Revenue Bonds, National Gypsum
              Company, Apollo Beach Project, Series 2000B, 7.125%,
              4/01/30 (Alternative Minimum Tax)

       1,500 Nassau County, Florida, Pollution Control Revenue Refunding   7/03 at 102.00      BBB-       1,500,195
              Bonds, ITT Rayonier Inc. Project, Series 1993, 6.200%,
              7/01/15
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.8%

             Florida, Full Faith and Credit, Department of
             Transportation, Right-of-Way Acquisition and Bridge
             Construction Bonds, Series 2002:
       5,465  5.250%, 7/01/20                                              7/12 at 101.00       AA+       6,114,406
       5,180  5.000%, 7/01/31 - FGIC Insured                               7/12 at 101.00       AAA       5,480,544

       2,165 Florida, Full Faith and Credit, State Board of Education,       No Opt. Call       AA+       3,132,733
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       6,640 Florida, Full Faith and Credit, State Board of Education,     6/12 at 101.00       AAA       7,223,789
              Public Education Capital Outlay Bonds, Series 2002B
              Refunding, 5.000%, 6/01/21 - MBIA Insured

             Palm Beach County, Florida, General Obligation Bonds,
             Recreational and Cultural Facilities Program, Series 1999A:
       1,560  5.750%, 8/01/18                                              8/09 at 100.00       AAA       1,814,218
       1,970  5.750%, 8/01/19                                              8/09 at 100.00       AAA       2,291,031
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.9%

         850 Miami-Dade County, Florida, Beacon Tradeport Community        5/12 at 102.00        AA         927,401
              Development District, Special Assessment Bonds, Commercial
              Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

----
8

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  5,000 Florida Department of Environmental Protection, Forever       7/13 at 101.00       AAA $ 5,688,400
              Revenue Bonds, Series 2003A, 5.000%, 7/01/16

       5,000 Hernando County, Florida, Criminal Justice Complex              No Opt. Call       AAA   7,121,600
              Financing Program, 1986 Series 1986, 7.650%, 7/01/16 -
              FGIC Insured

       3,000 Hillsborough County School District, Florida, Sales Tax      10/11 at 100.00       AAA   3,348,810
              Revenue Bonds, Series 2002, 5.375%, 10/01/20 - AMBAC
              Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue Bonds, Series    10/13 at 100.00       AAA   3,302,610
              2003C Refunding, 5.250%, 10/01/17 (Alternative Minimum
              Tax) (WI, settling 7/03/03) - MBIA Insured

       4,120 Jacksonville, Florida, Sales Tax Revenue Bonds, Better       10/13 at 100.00       AAA   4,632,116
              Jacksonville, Series 2003, 5.250%, 10/01/20 - MBIA Insured

       1,000 Miami Beach Redevelopment Agency, Florida, Tax Increment     12/04 at 102.00      Baa1   1,036,590
              Revenue Bonds, City Center/Historic Convention Village,
              Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County, Florida, Industrial Development Revenue   10/10 at 102.00       AAA   4,091,933
              Bonds, BAC Funding Corporation Project, Series 2000A,
              5.375%, 10/01/30 - AMBAC Insured

       1,750 Northern Palm Beach County Improvement District, Florida,     8/09 at 101.00       N/R   1,803,725
              Water Control and Development Bonds, Unit of Development
              No. 9B, Series 1999, 6.000%, 8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development    10/10 at 101.00       AAA   6,457,258
              Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC
              Insured

       1,245 Osceola County Industrial Development Authority, Florida,     8/11 at 101.00       AAA   1,313,774
              Industrial Development Revenue Bonds, P.M. Wells Charter
              School Project, Series 2001A, 5.000%, 8/01/26 - MBIA
              Insured

       2,115 Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series      9/13 at 100.00       AAA   2,275,655
              2003, 5.000%, 9/01/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Transportation - 9.6%

       6,000 Broward County, Florida, Airport System Revenue Bonds,       10/11 at 101.00       AAA   6,235,200
              Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax)
              - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida, Airport         10/12 at 100.00       AAA   4,202,640
              Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21
              (Alternative Minimum Tax) - FSA Insured

       1,000 Hillsborough County Aviation Authority, Florida, Tampa       10/06 at 102.00       AAA   1,131,970
              International Airport Revenue Bonds, Series 1996B, 5.875%,
              10/01/23 - FGIC Insured

       3,370 Hillsborough County Aviation Authority, Florida, Tampa       10/13 at 100.00       AAA   3,662,550
              International Airport Revenue Bonds, Series 2003B, 5.250%,
              10/01/18 (Alternative Minimum Tax) - MBIA Insured

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A,    10/10 at 101.00       AAA  11,071,299
              5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami    10/12 at 100.00       AAA   4,476,160
              International Airport, Series 2002, 5.750%, 10/01/20
              (Alternative Minimum Tax) - FGIC Insured

             Sanford Airport Authority, Florida, Industrial Development
             Revenue Bonds, Central Florida Terminals Inc. Project,
             Series 1995A:
       3,000  7.500%, 5/01/15 (Alternative Minimum Tax)                    5/06 at 102.00       N/R   2,924,580
       3,270  7.750%, 5/01/21 (Alternative Minimum Tax)                    5/06 at 102.00       N/R   3,215,391
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.2%

       1,000 Dade County, Florida, Aviation Revenue Bonds, Series 1992B,   6/03 at 102.00       AAA   1,024,240
              6.550%, 10/01/13 (Alternative Minimum Tax) (Pre-refunded
              to 6/30/03) - MBIA Insured

         255 Dade County, Florida, Special Obligation Bonds, Courthouse    4/04 at 102.00     A3***     271,244
              Center Project, Series 1994, 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

       2,220 Dade County Health Facilities Authority, Florida, Hospital      No Opt. Call       AAA   2,682,248
              Revenue Bonds, Baptist Hospital of Miami Project, Series
              1991A, 5.750%, 5/01/21 - MBIA Insured

             Broward County Expressway Authority, Florida, Full Faith
             and Credit, General Obligation Bonds, Series 1984:
       4,000  9.875%, 7/01/09                                                No Opt. Call       AAA   5,355,480
       1,000  10.000%, 7/01/14                                               No Opt. Call       AAA   1,530,050

----
9

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    335 Florida, Full Faith and Credit, State Board of Education,     6/03 at 100.00       AAA $    482,430
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       1,500 Florida Department of Corrections, Certificates of            8/04 at 102.00     AA***    1,615,590
              Participation, Gadsden County Facility, Series 1994,
              6.000%, 3/01/14 (Pre-refunded to 8/01/04)

      10,000 Lakeland, Florida, Energy System Revenue Bonds, Series       10/10 at 100.00       AAA   11,914,100
              2000B, 5.500%, 10/01/40 (Pre-refunded to 10/01/10) - MBIA
              Insured

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series       7/03 at 100.00       AAA      182,468
              1989, 6.125%, 1/01/19 - FGIC Insured

       1,000 Orlando Utilities Commission, Florida, Water and Electric       No Opt. Call    Aa2***    1,310,650
              Subordinated Revenue Bonds, Series 1989D, 6.750%, 10/01/17

       4,000 Palm Beach County, Florida, Industrial Development Revenue   12/06 at 102.00      A***    4,755,440
              Bonds (Lourdes-Noreen McKeen Residence for Geriatric Care,
              Inc. Project), Series 1996, 6.625%, 12/01/26 (Pre-refunded to 12/01/06)

       5,000 Sunrise Lakes Phase 4 Recreation District, Florida, General   8/05 at 102.00    N/R***    5,670,950
              Obligation and Revenue Bonds, Series 1995A, 6.750%,
              8/01/24 (Pre-refunded to 8/01/05)

       2,000 Tampa, Florida, Allegany Health System Revenue Bonds, St.    12/04 at 102.00       AAA    2,200,040
              Joseph's Hospital, Inc. Issue, Series 1994, 6.500%,
              12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Utilities - 6.8%

       1,450 Gainesville, Florida, Utilities System Revenue Bonds,        10/13 at 100.00        AA    1,615,793
              Series 2003A, 5.250%, 10/01/21

       4,350 Hillsborough County Industrial Development Authority,        10/12 at 100.00      Baa1    4,334,166
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

      10,020 JEA, Florida, St. John's River Power Park System, Revenue    10/11 at 100.00        AA   10,910,578
              Refunding Bonds, Series 2002, Issue 2, 17th Series,
              5.000%, 10/01/18

       4,135 Orlando, Florida, Utilities Commission, Water and Electric   10/12 at 100.00       Aa2    4,365,195
              Revenue Bonds, Series 2002C Refunding, 5.000%, 10/01/27

       8,000 Palm Beach County Solid Waste Authority, Florida, Revenue       No Opt. Call       AAA    4,881,360
              Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.8%

         705 Callaway/Bay County, Florida, Wastewater System Revenue       9/06 at 102.00       AAA      802,473
              Bonds, Series 1996A, 6.000%, 9/01/26 - FGIC Insured

       1,000 Davie, Florida, Water and Sewer Revenue Refunding and        10/03 at 101.00       AAA    1,023,930
              Improvement Bonds, Series 1992, 6.250%, 10/01/17 - AMBAC
              Insured

             Manatee County, Florida, Public Utilities Revenue Refunding
             and Improvement Bonds, Series 1991C:
       1,850  0.000%, 10/01/08 - MBIA Insured                                No Opt. Call       AAA    1,627,575
       2,800  0.000%, 10/01/09 - MBIA Insured                                No Opt. Call       AAA    2,363,172

       4,600 Port St. Lucie, Florida, Utility System Revenue Bonds,        9/11 at 100.00       AAA    4,869,191
              Series 2001, 5.125%, 9/01/31 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
    $367,265 Total Long-Term Investments (cost $357,390,988) - 99.7%                                 382,723,513
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.3%                                                      1,095,133

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $383,818,646

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
10

Statement of Assets and Liabilities
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2003

   -------------------------------------------------------------------------
   Assets
   Investments, at market value (cost $357,390,988)            $382,723,513
   Cash                                                             641,553
   Receivables:
     Interest                                                     5,186,182
     Investments sold                                               251,065
     Shares sold                                                    262,343
   Other assets                                                      16,330
   -------------------------------------------------------------------------
       Total assets                                             389,080,986
   -------------------------------------------------------------------------
   Liabilities
   Payables:
     Investments purchased                                        3,157,650
     Shares redeemed                                                255,196
   Accrued expenses:
     Management fees                                                174,293
     12b-1 distribution and service fees                             91,424
     Other                                                          117,376
   Dividends payable                                              1,466,401
   -------------------------------------------------------------------------
       Total liabilities                                          5,262,340
   -------------------------------------------------------------------------
   Net assets                                                 $ 383,818,646
   -------------------------------------------------------------------------
   Class A Shares
   Net assets                                                 $ 247,569,011
   Shares outstanding                                            23,673,098
   Net asset value per share                                  $       10.46
   Offering price per share (net asset value per share plus
    maximum sales charge of 4.20% of offering price)          $       10.92
   -------------------------------------------------------------------------
   Class B Shares
   Net assets                                                 $  33,055,944
   Shares outstanding                                             3,162,918
   Net asset value and offering price per share               $       10.45
   -------------------------------------------------------------------------
   Class C Shares
   Net assets                                                 $  36,374,416
   Shares outstanding                                             3,480,042
   Net asset value and offering price per share               $       10.45
   -------------------------------------------------------------------------
   Class R Shares
   Net assets                                                  $ 66,819,275
   Shares outstanding                                             6,396,337
   Net asset value and offering price per share               $       10.45
   -------------------------------------------------------------------------

   Net Assets Consist of:
   -------------------------------------------------------------------------
   Capital paid-in                                            $ 372,079,320
   Undistributed (Over-distribution of) net investment income      (641,180)
   Accumulated net realized gain (loss) from investments        (12,952,019)
   Net unrealized appreciation of investments                    25,332,525
   -------------------------------------------------------------------------
   Net assets                                                 $ 383,818,646
   -------------------------------------------------------------------------

                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11

Statement of Operations
NUVEEN FLORIDA MUNICIPAL BOND FUND
Year Ended May 31, 2003

--------------------------------------------------------------------------------
Investment Income                                                   $ 21,617,727
---------------------------------------------------------------------------------
Expenses
Management fees                                                        2,001,505
12b-1 service fees - Class A                                             490,612
12b-1 distribution and service fees - Class B                            290,249
12b-1 distribution and service fees - Class C                            237,709
Shareholders' servicing agent fees and expenses                          184,200
Custodian's fees and expenses                                            125,085
Trustees' fees and expenses                                                6,787
Professional fees                                                         21,547
Shareholders' reports - printing and mailing expenses                     46,931
Federal and state registration fees                                        6,703
Other expenses                                                            11,913
---------------------------------------------------------------------------------
Total expenses before custodian fee credit                             3,423,241
 Custodian fee credit                                                    (38,655)
---------------------------------------------------------------------------------
Net expenses                                                           3,384,586
---------------------------------------------------------------------------------
Net investment income                                                 18,233,141
---------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                            (12,100,973)
Net change in unrealized appreciation (depreciation) of investments   20,716,763
---------------------------------------------------------------------------------
Net gain from investments                                              8,615,790
---------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 26,848,931
---------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

Statement of Changes in Net Assets
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                                        Year Ended    Year Ended
                                                                                           5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $ 18,233,141  $ 18,348,070
Net realized gain (loss) from investments                                             (12,100,973)    2,054,888
Net change in unrealized appreciation (depreciation) of investments                    20,716,763    (3,925,900)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             26,848,931    16,477,058
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                             (12,553,211)  (13,032,394)
  Class B                                                                              (1,329,660)   (1,143,288)
  Class C                                                                              (1,446,772)   (1,089,646)
  Class R                                                                              (3,468,155)   (3,345,660)
From accumulated net realized gains from investments:
  Class A                                                                              (1,205,491)           --
  Class B                                                                                (149,703)           --
  Class C                                                                                (157,742)           --
  Class R                                                                                (324,047)           --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (20,634,781)  (18,610,988)
----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       57,307,251    53,427,355
Net proceeds from shares issued to shareholders due to reinvestment of distributions    6,813,802     5,618,999
----------------------------------------------------------------------------------------------------------------
                                                                                       64,121,053    59,046,354
Cost of shares redeemed                                                               (44,894,456)  (39,655,322)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                                19,226,597    19,391,032
----------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                             25,440,747    17,257,102
Net assets at the beginning of year                                                   358,377,899   341,120,797
----------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $383,818,646  $358,377,899
----------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $   (641,180) $    (96,327)
----------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Fund was organized as a series of a predecessor trust prior to that date.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, the Fund had outstanding when-issued purchase commitments of $3,157,650.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


--------------------------------------------------------------------------------
14

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                         Year Ended                Year Ended
                                                           5/31/03                   5/31/02
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                          2,779,672  $ 28,698,676   3,222,359  $ 33,442,023
  Class B                                            781,086     8,051,774     769,265     7,947,677
  Class C                                          1,335,919    13,782,465     859,734     8,909,183
  Class R                                            655,346     6,774,336     301,829     3,128,472
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            349,644     3,593,931     294,002     3,048,464
  Class B                                             32,951       338,339      23,057       238,744
  Class C                                             40,041       411,309      23,081       239,175
  Class R                                            240,423     2,470,223     201,974     2,092,616
-----------------------------------------------------------------------------------------------------
                                                   6,215,082    64,121,053   5,695,301    59,046,354
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (3,188,954)  (32,822,933) (2,983,269)  (30,850,421)
  Class B                                           (387,923)   (3,998,151)   (245,954)   (2,549,109)
  Class C                                           (418,671)   (4,292,659)   (290,837)   (3,008,339)
  Class R                                           (368,420)   (3,780,713)   (315,093)   (3,247,453)
-----------------------------------------------------------------------------------------------------
                                                  (4,363,968)  (44,894,456) (3,835,153)  (39,655,322)
-----------------------------------------------------------------------------------------------------
Net increase                                       1,851,114  $ 19,226,597   1,860,148  $ 19,391,032
-----------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended May 31, 2003, aggregated $86,690,545 and $70,527,148, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments owned was $357,349,784.

The net unrealized appreciation of investments at May 31, 2003, aggregated $25,373,729 of which $27,384,708 related to appreciated securities and $2,010,979 related to depreciated securities.


----
15

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

               --------------------------------------------------
               Undistributed net tax-exempt income       $784,019
               Undistributed net ordinary income*              --
               Undistributed net long-term capital gains       --
               --------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

           2003
           ----------------------------------------------------------
           Distributions from net tax-exempt income       $18,869,250
           Distributions from net ordinary income*             44,976
           Distributions from net long-term capital gains   1,798,904
           ----------------------------------------------------------


           2002
           ----------------------------------------------------------
           Distributions from net tax-exempt income       $18,567,375
           Distributions from net ordinary income*                 --
           Distributions from net long-term capital gains          --
           ----------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The Fund has elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $12,952,019 of post-October losses that are treated as having arisen in the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as follows:

           Average Daily Net Assets                  Management Fee
           ---------------------------------------------------------
           For the first $125 million                         .5500%
           For the next $125 million                          .5375
           For the next $250 million                          .5250
           For the next $500 million                          .5125
           For the next $1 billion                            .5000
           For the next $3 billion                            .4750
           For net assets over $5 billion                     .4500
           ---------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

           ---------------------------------------------------------
           Sales charges collected (unaudited)              $488,828
           Paid to authorized dealers (unaudited)            461,749
           ---------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

           ---------------------------------------------------------
           Commission advances (unaudited)                  $449,274
           ---------------------------------------------------------


----
16

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

           ---------------------------------------------------------
           12b-1 fees retained (unaudited)                  $320,656
           ---------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

            -------------------------------------------------------
            CDSC retained (unaudited)                       $87,681
            -------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

--------------------------------------------------------------------------------

             Dividend per share:
              Class A                                        $.0405
              Class B                                         .0340
              Class C                                         .0360
              Class R                                         .0425
             ------------------------------------------------------




--------------------------------------------------------------------------------
17

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                 ----------------------------  -----------------------


FLORIDA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                       Beginning        Net    Invest-             Net                   Ending
                                             Net    Invest-       ment         Invest-                      Net
                                           Asset       ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                         Value Income (a)     (Loss)   Total  Income    Gains   Total   Value Return(b)
---------------------------------------------------------------------------------------------------------------------------
Class A (6/90)
 2003                                     $10.28       $.51      $ .25  $ .76    $(.53)   $(.05) $(.58) $10.46       7.60%
 2002                                      10.34        .54       (.05)   .49     (.55)      --   (.55)  10.28       4.84
 2001                                       9.97        .56        .36    .92     (.55)      --   (.55)  10.34       9.35
 2000                                      10.76        .54       (.77)  (.23)    (.55)    (.01)  (.56)   9.97      (2.17)
 1999                                      10.94        .55       (.14)   .41     (.55)    (.04)  (.59)  10.76       3.78
Class B (2/97)
 2003                                      10.27        .43        .25    .68     (.45)    (.05)  (.50)  10.45       6.80
 2002                                      10.33        .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06
 2001                                       9.96        .48        .36    .84     (.47)      --   (.47)  10.33       8.53
 2000                                      10.77        .46       (.79)  (.33)    (.47)    (.01)  (.48)   9.96      (3.10)
 1999                                      10.95        .47       (.14)   .33     (.47)    (.04)  (.51)  10.77       3.05
Class C (9/95)
 2003                                      10.28        .45        .24    .69     (.47)    (.05)  (.52)  10.45       6.94
 2002                                      10.34        .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29
 2001                                       9.97        .50        .36    .86     (.49)      --   (.49)  10.34       8.78
 2000                                      10.77        .48       (.78)  (.30)    (.49)    (.01)  (.50)   9.97      (2.79)
 1999                                      10.95        .49       (.14)   .35     (.49)    (.04)  (.53)  10.77       3.22
Class R (2/97)
 2003                                      10.27        .53        .25    .78     (.55)    (.05)  (.60)  10.45       7.86
 2002                                      10.33        .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07
 2001                                       9.96        .58        .35    .93     (.56)      --   (.56)  10.33       9.54
 2000                                      10.76        .56       (.78)  (.22)    (.57)    (.01)  (.58)   9.96      (2.07)
 1999                                      10.94        .57       (.14)   .43     (.57)    (.04)  (.61)  10.76       4.01
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
FLORIDA                                         -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (6/90)
 2003                                  $247,569      .85%    4.96%      .85%    4.96%      .84%    4.97%        19%
 2002                                   244,023      .87     5.24       .87     5.24       .86     5.25         17
 2001                                   239,837      .88     5.42       .88     5.42       .87     5.43         22
 2000                                   250,178     1.02     5.27      1.02     5.27      1.01     5.28         18
 1999                                   297,505      .84     5.00       .84     5.00       .84     5.00         19
Class B (2/97)
 2003                                    33,056     1.60     4.21      1.60     4.21      1.59     4.22         19
 2002                                    28,120     1.62     4.49      1.62     4.49      1.61     4.50         17
 2001                                    22,629     1.63     4.67      1.63     4.67      1.62     4.68         22
 2000                                    17,476     1.79     4.52      1.79     4.52      1.78     4.53         18
 1999                                    15,768     1.59     4.25      1.59     4.25      1.59     4.25         19
Class C (9/95)
 2003                                    36,374     1.40     4.40      1.40     4.40      1.38     4.41         19
 2002                                    25,932     1.42     4.69      1.42     4.69      1.41     4.70         17
 2001                                    19,961     1.43     4.87      1.43     4.87      1.42     4.88         22
 2000                                    17,167     1.59     4.72      1.59     4.72      1.58     4.73         18
 1999                                    16,034     1.39     4.45      1.39     4.45      1.39     4.45         19
Class R (2/97)
 2003                                    66,819      .65     5.16       .65     5.16       .64     5.17         19
 2002                                    60,302      .67     5.44       .67     5.44       .66     5.45         17
 2001                                    58,694      .68     5.62       .68     5.62       .67     5.63         22
 2000                                    56,943      .83     5.47       .83     5.47       .82     5.48         18
 1999                                    61,496      .64     5.20       .64     5.20       .64     5.20         19
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
18

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Florida Municipal Bond Fund (a series of the Nuveen Multistate Trust I, hereafter referred to as the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
19

                                     Notes

--------------------------------------------------------------------------------
20

                                     Notes

--------------------------------------------------------------------------------
21

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
22

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
23

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
24

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
25

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-FL-0503D

--------------------------------------------------------------------------------


Nuveen Investments Municipal
Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund



[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Funds. Paul, who has eleven years of investment management experience, has managed the Maryland and Virginia Funds since 1999 and assumed management responsibility for the Pennsylvania Fund in January 2003.

--------------------------------------------------------------------------------


What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

The three states covered in this report presented a variety of economic and financial conditions during this twelve-month reporting period. For example, Maryland's economy has been stimulated by the vibrant Washington metro area and increased defense spending. Promising developments include renewed growth in the bioscience sector with several new facilities planned, house prices appreciating faster than the national average, and population growth that has accelerated in recent years. This good news was balanced by job losses in the retail, manufacturing and telecom sectors. Despite revenue shortfalls and expected operating deficits over the next few budgetary cycles, the state retained substantial reserves and debt levels seem manageable. As of May 31, 2003, Maryland maintained its Aaa/AAA ratings and stable outlook from both Moody's and Standard & Poor's, respectively.

Pennsylvania's economy continued to reflect the national economic slowdown. Most major industry sectors lost jobs, with only construction and services showing modest growth. The state's housing market held up well, fueled by affordability and healthy sales of existing homes. At the end of the reporting period, Pennsylvania had Aa2/AA ratings and stable outlooks from Moody's and Standard & Poor's.

Virginia's economy continued to improve during the reporting period. Employment grew, with local government and service industries leading the way. The state continues to benefit from above average home price appreciation and below average mortgage delinquencies. A sharp drop in state tax revenues coupled with expenditure pressures resulted in a nearly $2.0 billion revenue shortfall in the state's two-year (FY 2003 and FY 2004) budget. The gap was closed through a combination of cuts, use of one-time revenues and fee increases. Overall, Virginia's debt burden remained comparatively low. The state maintained its Aaa rating and negative outlook from Moody's and AAA rating and stable outlook from Standard & Poor's as of May 31, 2003.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. New issue volume in Maryland and Virginia remained strong through the first five months of 2003, while Pennsylvania's new issue volume declined modestly when comparing January through May 2003 with the same period in 2002.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the Funds (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to those of their peers (as measured by their Lipper

                            Annual Report l Page 2


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Class A Shares -
One-Year Total Returns as of 5/31/03
--------------------------------------------------------------------------------

                Nuveen Maryland Municipal Bond Fund/1/    10.74%
                Lipper Maryland Municipal Debt Funds
                  category average/2/                      9.05%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Pennsylvania Municipal Bond
                  Fund/1/                                  9.36%
                Lipper Pennsylvania Municipal Debt Funds
                  category average/2/                      9.29%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Virginia Municipal Bond Fund/1/     9.26%
                Lipper Virginia Municipal Debt Funds
                  category average/2/                      9.22%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index").

All three Funds outperformed their Lipper peer group averages for the twelve-month period, while the Maryland Fund also surpassed the national Lehman Index.

In the Pennsylvania and Virginia Funds, there were two primary reasons for their underperformance relative to the Lehman Index over the reporting period. First, the Funds' total returns reflect the impact of management fees, while the Lehman Index is unmanaged. Second, both Funds had shorter durations than the Lehman Index. During a period of falling interest rates, as was the case during much of the twelve-month period, a longer duration investment generally will be expected to perform better than a shorter duration investment assuming no special circumstances in either case. As of May 31, 2003, the duration of the Lehman Index was 7.80, compared with 6.58 for the Pennsylvania Fund and
5.94 for the Virginia Fund.

In addition, several factors affected each Fund's performance: For example, the Maryland Fund was helped by holdings of bonds issued for Dimensions Health Corporation, a hospital system in Prince George's County. The valuation of these bonds benefited from the prospect of improvement in the issuer's financial position. Also helping Fund performance were inverse floating-rate securities tied to State of Maryland bonds. Generally, the prices of inverse floaters rise when interest rates decline, as was the case during much of the twelve-month reporting period.

Inverse floaters also helped the relative performance of the Virginia Fund, offsetting disappointing results from some tobacco-securitization and airline-backed holdings.

The Pennsylvania Fund benefited from investments in zero-coupon bonds, which also tend to do well during periods of falling interest rates.

What strategies did you use to manage the Funds during the reporting period?

We managed these three Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research-driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

During this reporting period, we sought to avoid excessive turnover in each of the portfolios. With interest rates at historic lows, we believed it generally made little sense to sell older investments issued at higher rates and buy new securities offering lower prevailing yields--reducing income and increasing our shareholders' capital gains exposure.

--------------------------------------------------------------------------------

/1/Performance figures are for Class A shares at net asset value as of May 31,
   2003. Current performance may be more or less than the performance shown. /2/For each state, the Lipper peer group averages shown represents the average annualized total return for all reporting funds for the year ended May 31, 2003. As of that date, the Lipper peer groups included 33 Maryland funds, 62 Pennsylvania funds, and 34 Virginia funds. All returns assume reinvestment of dividends and do not reflect any sales charges.
/3/The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


                            Annual Report l Page 3

We also were watchful of the Fund's call risk. During times of low interest rates, issuers are more likely to take advantage of a bond's call feature and refinance outstanding high-coupon debt. Thus, we sought to reduce each Fund's exposure to bonds expected to be called in the near future. We were just as careful about how we reinvested the proceeds, since buying too many bonds with similar maturity or call dates might increase a Fund's reinvestment risk.

We also sought to take advantage of unique opportunities in each state.

Maryland

Throughout the period, we sought to increase our holdings in intermediate--and longer-term bonds while decreasing short-term investments. By investing in securities with more distant maturity or call dates, we wanted to take advantage of a steep yield curve--meaning that long-term bonds were offering significantly more attractive yields than shorter-term bonds. We had little trouble identifying new investment opportunities during the period, thanks to the healthy supply of new Maryland bond issues. In particular, we purchased the securities of several hospitals, a sector that represented a significant portion of the new supply.

Pennsylvania

With interest rates on municipal bonds near historic lows, we believed it was prudent to try to reduce the Fund's overall risk. Thus, we concentrated on adding insured or other high-quality bonds to the Fund. We also focused on reducing the Fund's duration as well as increasing its call protection. Trading activity was limited, though we did make a timely sale of bonds issued by Allegheny County Hospital Development Authority for West Penn Allegheny Health System. Health care securities tended to do very well during the period, and these bonds were no exception. Yet, in our opinion, this hospital system's fundamentals did not justify such rapid price appreciation. Working with Nuveen's research department, we sold the securities and reinvested the proceeds in bonds that we believed provided our shareholders with less future risk.

Virginia

As in the Maryland Fund, we looked to increase the Fund's intermediate- and long-term holdings while decreasing short-term investments. We were looking to keep duration relatively constant, while also taking advantage of the steep yield curve to provide added income opportunities for the Fund's shareholders. With a substantial number of new Virginia bonds to choose from, we took advantage of opportunities in a variety of sectors. New purchases included hospital, higher-education and government-backed securities. Although we generally favored high-quality bonds, we did invest in some nonrated issues when our research analysts identified attractive opportunities that we thought may benefit our shareholders.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the portfolios of any of these Funds. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will improve as the national picture brightens. As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.


                            Annual Report l Page 4

                            Annual Report l Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Maryland Municipal Bond Fund*

                                      [CHART]

            Nuveen Maryland        Nuveen Maryland         Lehman Brothers
               Municipal              Municipal               Municipal
           Bond Fund (Offer)       Bond Fund (NAV)           Bond Index
 5/31/93         9,580                 10,000                  10,000
 6/30/93         9,768                 10,196                  10,167
 7/31/93         9,778                 10,206                  10,180
 8/31/93         9,996                 10,434                  10,392
 9/30/93        10,109                 10,552                  10,510
10/31/93        10,118                 10,561                  10,530
11/30/93         9,982                 10,420                  10,438
12/31/93        10,157                 10,602                  10,658
 1/31/94        10,291                 10,742                  10,779
 2/28/94        10,018                 10,457                  10,500
 3/31/94         9,572                  9,992                  10,073
 4/30/94         9,582                 10,002                  10,159
 5/31/94         9,690                 10,115                  10,247
 6/30/94         9,642                 10,064                  10,184
 7/31/94         9,790                 10,219                  10,371
 8/31/94         9,811                 10,241                  10,407
 9/30/94         9,653                 10,076                  10,254
10/31/94         9,484                  9,900                  10,072
11/30/94         9,224                  9,628                   9,889
12/31/94         9,499                  9,915                  10,107
 1/31/95         9,785                 10,214                  10,396
 2/28/95        10,092                 10,534                  10,698
 3/31/95        10,207                 10,655                  10,821
 4/30/95        10,250                 10,699                  10,834
 5/31/95        10,562                 11,025                  11,180
 6/30/95        10,480                 10,940                  11,083
 7/31/95        10,555                 11,017                  11,188
 8/31/95        10,650                 11,117                  11,330
 9/30/95        10,703                 11,172                  11,402
10/31/95        10,841                 11,316                  11,567
11/30/95        11,000                 11,483                  11,759
12/31/95        11,107                 11,594                  11,872
 1/31/96        11,160                 11,650                  11,962
 2/29/96        11,097                 11,583                  11,881
 3/31/96        10,968                 11,449                  11,729
 4/30/96        10,958                 11,439                  11,696
 5/31/96        10,959                 11,440                  11,691
 6/30/96        11,036                 11,520                  11,818
 7/31/96        11,134                 11,622                  11,926
 8/31/96        11,134                 11,622                  11,924
 9/30/96        11,267                 11,761                  12,091
10/31/96        11,367                 11,865                  12,227
11/30/96        11,534                 12,040                  12,451
12/31/96        11,502                 12,006                  12,399
 1/31/97        11,502                 12,006                  12,422
 2/28/97        11,593                 12,101                  12,537
 3/31/97        11,493                 11,997                  12,370
 4/30/97        11,551                 12,058                  12,474
 5/31/97        11,689                 12,201                  12,661
 6/30/97        11,781                 12,298                  12,796
 7/31/97        12,046                 12,575                  13,151
 8/31/97        11,968                 12,493                  13,027
 9/30/97        12,085                 12,615                  13,182
10/31/97        12,157                 12,690                  13,266
11/30/97        12,216                 12,752                  13,345
12/31/97        12,370                 12,912                  13,540
 1/31/98        12,488                 13,035                  13,679
 2/28/98        12,488                 13,035                  13,683
 3/31/98        12,511                 13,060                  13,695
 4/30/98        12,453                 12,999                  13,634
 5/31/98        12,619                 13,173                  13,849
 6/30/98        12,667                 13,223                  13,903
 7/31/98        12,679                 13,235                  13,938
 8/31/98        12,859                 13,423                  14,154
 9/30/98        13,004                 13,574                  14,331
10/31/98        12,992                 13,562                  14,331
11/30/98        13,054                 13,626                  14,381
12/31/98        13,065                 13,638                  14,417
 1/31/99        13,188                 13,766                  14,589
 2/28/99        13,127                 13,703                  14,524
 3/31/99        13,127                 13,703                  14,545
 4/30/99        13,152                 13,729                  14,581
 5/31/99        13,079                 13,652                  14,497
 6/30/99        12,892                 13,457                  14,288
 7/31/99        12,905                 13,470                  14,339
 8/31/99        12,703                 13,260                  14,225
 9/30/99        12,628                 13,182                  14,230
10/31/99        12,412                 12,957                  14,077
11/30/99        12,515                 13,064                  14,226
12/31/99        12,400                 12,944                  14,119
 1/31/00        12,285                 12,823                  14,058
 2/29/00        12,466                 13,012                  14,221
 3/31/00        12,739                 13,297                  14,533
 4/30/00        12,699                 13,255                  14,447
 5/31/00        12,593                 13,145                  14,372
 6/30/00        12,895                 13,461                  14,753
 7/31/00        13,027                 13,598                  14,958
 8/31/00        13,212                 13,792                  15,188
 9/30/00        13,158                 13,735                  15,109
10/31/00        13,278                 13,860                  15,274
11/30/00        13,399                 13,986                  15,390
12/31/00        13,726                 14,328                  15,770
 1/31/01        13,806                 14,412                  15,926
 2/28/01        13,901                 14,510                  15,977
 3/31/01        14,010                 14,624                  16,121
 4/30/01        13,844                 14,451                  15,947
 5/31/01        14,024                 14,638                  16,119
 6/30/01        14,134                 14,754                  16,227
 7/31/01        14,315                 14,942                  16,467
 8/31/01        14,565                 15,204                  16,739
 9/30/01        14,468                 15,102                  16,682
10/31/01        14,622                 15,263                  16,881
11/30/01        14,509                 15,145                  16,739
12/31/01        14,396                 15,027                  16,580
 1/31/02        14,580                 15,220                  16,867
 2/28/02        14,768                 15,416                  17,071
 3/31/02        14,512                 15,149                  16,736
 4/30/02        14,745                 15,391                  17,063
 5/31/02        14,848                 15,499                  17,167
 6/30/02        15,024                 15,683                  17,348
 7/31/02        15,216                 15,883                  17,571
 8/31/02        15,393                 16,068                  17,782
 9/30/02        15,777                 16,468                  18,172
10/31/02        15,440                 16,117                  17,871
11/30/02        15,396                 16,071                  17,797
12/31/02        15,752                 16,443                  18,172
 1/31/03        15,633                 16,318                  18,126
 2/28/03        15,902                 16,599                  18,379
 3/31/03        15,887                 16,583                  18,390
 4/30/03        16,053                 16,756                  18,512
 5/31/03        16,443                 17,164                  18,946


================================================================================



     Growth of an Assumed $10,000 Investment

     Nuveen Pennsylvania Municipal Bond Fund*

                                      [CHART]

            Nuveen Pennsylvania       Nuveen Pennsylvania       Lehman Brothers
                  Municipal                 Municipal               Municipal
              Bond Fund (Offer)          Bond Fund (NAV)           Bond Index
 5/31/93           9,580                     10,000                  10,000
 6/30/93           9,765                     10,193                  10,167
 7/31/93           9,739                     10,165                  10,180
 8/31/93           9,973                     10,410                  10,392
 9/30/93          10,076                     10,518                  10,510
10/31/93          10,096                     10,539                  10,530
11/30/93          10,001                     10,440                  10,438
12/31/93          10,183                     10,630                  10,658
 1/31/94          10,290                     10,741                  10,779
 2/28/94          10,066                     10,507                  10,500
 3/31/94           9,731                     10,157                  10,073
 4/30/94           9,760                     10,188                  10,159
 5/31/94           9,839                     10,270                  10,247
 6/30/94           9,780                     10,209                  10,184
 7/31/94           9,969                     10,406                  10,371
 8/31/94           9,999                     10,438                  10,407
 9/30/94           9,851                     10,282                  10,254
10/31/94           9,692                     10,117                  10,072
11/30/94           9,521                      9,939                   9,889
12/31/94           9,755                     10,182                  10,107
 1/31/95           9,999                     10,438                  10,396
 2/28/95          10,250                     10,700                  10,698
 3/31/95          10,304                     10,755                  10,821
 4/30/95          10,314                     10,766                  10,834
 5/31/95          10,615                     11,081                  11,180
 6/30/95          10,511                     10,972                  11,083
 7/31/95          10,586                     11,050                  11,188
 8/31/95          10,714                     11,184                  11,330
 9/30/95          10,735                     11,206                  11,402
10/31/95          10,896                     11,374                  11,567
11/30/95          11,120                     11,607                  11,759
12/31/95          11,248                     11,741                  11,872
 1/31/96          11,323                     11,819                  11,962
 2/29/96          11,211                     11,702                  11,881
 3/31/96          11,026                     11,509                  11,729
 4/30/96          10,969                     11,449                  11,696
 5/31/96          11,022                     11,506                  11,691
 6/30/96          11,140                     11,629                  11,818
 7/31/96          11,249                     11,743                  11,926
 8/31/96          11,237                     11,730                  11,924
 9/30/96          11,424                     11,924                  12,091
10/31/96          11,545                     12,051                  12,227
11/30/96          11,710                     12,223                  12,451
12/31/96          11,672                     12,184                  12,399
 1/31/97          11,683                     12,195                  12,422
 2/28/97          11,794                     12,311                  12,537
 3/31/97          11,664                     12,175                  12,370
 4/30/97          11,764                     12,280                  12,474
 5/31/97          11,946                     12,469                  12,661
 6/30/97          12,082                     12,611                  12,796
 7/31/97          12,418                     12,962                  13,151
 8/31/97          12,319                     12,860                  13,027
 9/30/97          12,457                     13,004                  13,182
10/31/97          12,548                     13,099                  13,266
11/30/97          12,640                     13,194                  13,345
12/31/97          12,841                     13,404                  13,540
 1/31/98          12,969                     13,538                  13,679
 2/28/98          12,977                     13,546                  13,683
 3/31/98          13,010                     13,580                  13,695
 4/30/98          12,945                     13,512                  13,634
 5/31/98          13,149                     13,726                  13,849
 6/30/98          13,219                     13,798                  13,903
 7/31/98          13,175                     13,753                  13,938
 8/31/98          13,368                     13,954                  14,154
 9/30/98          13,523                     14,115                  14,331
10/31/98          13,479                     14,070                  14,331
11/30/98          13,524                     14,117                  14,381
12/31/98          13,541                     14,135                  14,417
 1/31/99          13,635                     14,233                  14,589
 2/28/99          13,587                     14,183                  14,524
 3/31/99          13,617                     14,214                  14,545
 4/30/99          13,673                     14,272                  14,581
 5/31/99          13,599                     14,195                  14,497
 6/30/99          13,395                     13,982                  14,288
 7/31/99          13,399                     13,986                  14,339
 8/31/99          13,178                     13,756                  14,225
 9/30/99          13,101                     13,676                  14,230
10/31/99          12,879                     13,443                  14,077
11/30/99          12,961                     13,529                  14,226
12/31/99          12,797                     13,358                  14,119
 1/31/00          12,625                     13,178                  14,058
 2/29/00          12,789                     13,350                  14,221
 3/31/00          13,104                     13,678                  14,533
 4/30/00          13,038                     13,610                  14,447
 5/31/00          12,891                     13,456                  14,372
 6/30/00          13,196                     13,774                  14,753
 7/31/00          13,461                     14,051                  14,958
 8/31/00          13,727                     14,328                  15,188
 9/30/00          13,674                     14,273                  15,109
10/31/00          13,802                     14,407                  15,274
11/30/00          13,877                     14,485                  15,390
12/31/00          14,177                     14,799                  15,770
 1/31/01          14,280                     14,906                  15,926
 2/28/01          14,384                     15,015                  15,977
 3/31/01          14,517                     15,154                  16,121
 4/30/01          14,364                     14,993                  15,947
 5/31/01          14,541                     15,179                  16,119
 6/30/01          14,706                     15,350                  16,227
 7/31/01          14,958                     15,613                  16,467
 8/31/01          15,182                     15,847                  16,739
 9/30/01          15,158                     15,822                  16,682
10/31/01          15,236                     15,904                  16,881
11/30/01          15,212                     15,879                  16,739
12/31/01          15,085                     15,747                  16,580
 1/31/02          15,269                     15,939                  16,867
 2/28/02          15,439                     16,116                  17,071
 3/31/02          15,189                     15,855                  16,736
 4/30/02          15,406                     16,081                  17,063
 5/31/02          15,471                     16,150                  17,167
 6/30/02          15,629                     16,314                  17,348
 7/31/02          15,772                     16,464                  17,571
 8/31/02          15,882                     16,578                  17,782
 9/30/02          16,177                     16,886                  18,172
10/31/02          15,947                     16,646                  17,871
11/30/02          15,900                     16,597                  17,797
12/31/02          16,211                     16,922                  18,172
 1/31/03          16,148                     16,856                  18,126
 2/28/03          16,383                     17,101                  18,379
 3/31/03          16,382                     17,100                  18,390
 4/30/03          16,555                     17,281                  18,512
 5/31/03          16,919                     17,661                  18,946




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     Growth of an Assumed $10,000 Investment

     Nuveen Virginia Municipal Bond Fund*

                                    [CHART]

                  Nuveen          Nuveen
                  Virginia        Virginia         Lehman
                  Municipal       Municipal        Brothers
                  Bond Fund       Bond Fund        Municipal
                  (Offer)         (NAV)            Bond Index

 5/31/1993         $ 9,580         $10,000         $10,000
 6/30/1993           9,757          10,185          10,167
 7/31/1993           9,768          10,196          10,180
 8/31/1993           9,993          10,431          10,392
 9/30/1993          10,128          10,572          10,510
10/31/1993          10,147          10,592          10,530
11/30/1993          10,047          10,488          10,438
12/31/1993          10,215          10,663          10,658
 1/31/1994          10,337          10,790          10,779
 2/28/1994          10,110          10,554          10,500
 3/31/1994           9,690          10,115          10,073
 4/30/1994           9,717          10,143          10,159
 5/31/1994           9,831          10,262          10,247
 6/30/1994           9,735          10,162          10,184
 7/31/1994           9,926          10,361          10,371
 8/31/1994           9,964          10,401          10,407
 9/30/1994           9,788          10,217          10,254
10/31/1994           9,614          10,036          10,072
11/30/1994           9,399           9,811           9,889
12/31/1994           9,653          10,076          10,107
 1/31/1995           9,947          10,383          10,396
 2/28/1995          10,228          10,677          10,698
 3/31/1995          10,288          10,739          10,821
 4/30/1995          10,296          10,747          10,834
 5/31/1995          10,616          11,082          11,180
 6/30/1995          10,504          10,964          11,083
 7/31/1995          10,574          11,038          11,188
 8/31/1995          10,676          11,144          11,330
 9/30/1995          10,735          11,206          11,402
10/31/1995          10,909          11,388          11,567
11/30/1995          11,113          11,600          11,759
12/31/1995          11,225          11,718          11,872
 1/31/1996          11,276          11,770          11,962
 2/29/1996          11,218          11,710          11,881
 3/31/1996          11,039          11,523          11,729
 4/30/1996          10,983          11,464          11,696
 5/31/1996          11,044          11,528          11,691
 6/30/1996          11,147          11,636          11,818
 7/31/1996          11,252          11,745          11,926
 8/31/1996          11,249          11,743          11,924
 9/30/1996          11,429          11,931          12,091
10/31/1996          11,536          12,041          12,227
11/30/1996          11,706          12,220          12,451
12/31/1996          11,673          12,184          12,399
 1/31/1997          11,695          12,207          12,422
 2/28/1997          11,792          12,309          12,537
 3/31/1997          11,668          12,179          12,370
 4/30/1997          11,787          12,304          12,474
 5/31/1997          11,952          12,476          12,661
 6/30/1997          12,061          12,589          12,796
 7/31/1997          12,385          12,928          13,151
 8/31/1997          12,303          12,843          13,027
 9/30/1997          12,425          12,970          13,182
10/31/1997          12,525          13,074          13,266
11/30/1997          12,602          13,155          13,345
12/31/1997          12,772          13,332          13,540
 1/31/1998          12,895          13,460          13,679
 2/28/1998          12,901          13,467          13,683
 3/31/1998          12,931          13,498          13,695
 4/30/1998          12,868          13,432          13,634
 5/31/1998          13,063          13,636          13,849
 6/30/1998          13,130          13,706          13,903
 7/31/1998          13,160          13,737          13,938
 8/31/1998          13,333          13,917          14,154
 9/30/1998          13,482          14,073          14,331
10/31/1998          13,464          14,055          14,331
11/30/1998          13,530          14,124          14,381
12/31/1998          13,548          14,142          14,417
 1/31/1999          13,650          14,248          14,589
 2/28/1999          13,617          14,214          14,524
 3/31/1999          13,621          14,218          14,545
 4/30/1999          13,662          14,261          14,581
 5/31/1999          13,580          14,175          14,497
 6/30/1999          13,410          13,998          14,288
 7/31/1999          13,414          14,002          14,339
 8/31/1999          13,268          13,850          14,225
 9/30/1999          13,223          13,802          14,230
10/31/1999          13,012          13,583          14,077
11/30/1999          13,118          13,693          14,226
12/31/1999          12,979          13,548          14,119
 1/31/2000          12,894          13,459          14,058
 2/29/2000          13,092          13,666          14,221
 3/31/2000          13,368          13,954          14,533
 4/30/2000          13,308          13,892          14,447
 5/31/2000          13,209          13,788          14,372
 6/30/2000          13,528          14,121          14,753
 7/31/2000          13,717          14,319          14,958
 8/31/2000          13,921          14,531          15,188
 9/30/2000          13,860          14,467          15,109
10/31/2000          13,971          14,584          15,274
11/30/2000          14,043          14,659          15,390
12/31/2000          14,386          15,017          15,770
 1/31/2001          14,459          15,093          15,926
 2/28/2001          14,559          15,197          15,977
 3/31/2001          14,686          15,330          16,121
 4/30/2001          14,528          15,165          15,947
 5/31/2001          14,698          15,342          16,119
 6/30/2001          14,800          15,449          16,227
 7/31/2001          14,985          15,642          16,467
 8/31/2001          15,198          15,865          16,739
 9/30/2001          15,079          15,740          16,682
10/31/2001          15,224          15,891          16,881
11/30/2001          15,131          15,794          16,739
12/31/2001          14,996          15,653          16,580
 1/31/2002          15,157          15,822          16,867
 2/28/2002          15,321          15,992          17,071
 3/31/2002          15,085          15,747          16,736
 4/30/2002          15,293          15,963          17,063
 5/31/2002          15,386          16,061          17,167
 6/30/2002          15,524          16,204          17,348
 7/31/2002          15,705          16,394          17,571
 8/31/2002          15,843          16,538          17,782
 9/30/2002          16,158          16,866          18,172
10/31/2002          15,813          16,506          17,871
11/30/2002          15,761          16,452          17,797
12/31/2002          16,118          16,825          18,172
 1/31/2003          15,962          16,661          18,126
 2/28/2003          16,236          16,948          18,379
 3/31/2003          16,226          16,938          18,390
 4/30/2003          16,427          17,148          18,512
 5/31/2003          16,811          17,548          18,946


--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

  Fund Spotlight as of 5/31/03               Nuveen Maryland Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.83   $10.84   $10.82   $10.85
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0335  $0.0400
         --------------------------------------------------------------
         Commencement Date           9/07/94  3/06/97  9/16/94  2/28/92
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.74%  6.08%
                  ---------------------------------------------
                  5-Year                           5.44%  4.54%
                  ---------------------------------------------
                  10-Year                          5.55%  5.10%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.81%  5.81%
                  ---------------------------------------------
                  5-Year                           4.66%  4.49%
                  ---------------------------------------------
                  10-Year                          4.96%  4.96%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.08%
                  ---------------------------------------------
                  5-Year                           4.85%
                  ---------------------------------------------
                  10-Year                          4.92%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.86%
                  ---------------------------------------------
                  5-Year                           5.63%
                  ---------------------------------------------
                  10-Year                          5.79%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.21%  4.03%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.58%  3.43%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.23%  5.01%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.49%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.99%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.36%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.72%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.19%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.66%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.42%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.94%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.75%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.72%         4.18%
                            ---------------------------------------------
                            5-Year             5.22%         4.33%
                            ---------------------------------------------
                            10-Year            5.28%         4.83%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.91%         3.91%
                            ---------------------------------------------
                            5-Year             4.44%         4.27%
                            ---------------------------------------------
                            10-Year            4.70%         4.70%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.07%
                            ---------------------------------------------
                            5-Year             4.65%
                            ---------------------------------------------
                            10-Year            4.64%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.94%
                            ---------------------------------------------
                            5-Year             5.45%
                            ---------------------------------------------
                            10-Year            5.52%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  48%
AA                   22%
A                    10%
BBB                  13%
NR                    5%
BB or Lower           2%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                   23%
                  --------------------------------------------
                  Healthcare                               16%
                  --------------------------------------------
                  Housing/Multifamily                      13%
                  --------------------------------------------
                  Educational and Civic Organizations      13%
                  --------------------------------------------
                  Tax Obligation/General                   12%
                  --------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                   $105,209
                  --------------------------------------------
                  Average Effective Maturity (Years)     18.23
                  --------------------------------------------
                  Duration                                6.39
                  --------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one year total return.
3The Market Yield is an invetment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 6

  Fund Spotlight as of 5/31/03           Nuveen Pennsylvania Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.60   $10.61   $10.57   $10.58
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0385  $0.0325  $0.0340  $0.0405
         --------------------------------------------------------------
         Commencement Date          10/29/86  2/03/97  2/02/94  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.36%  4.72%
                  ---------------------------------------------
                  5-Year                           5.17%  4.27%
                  ---------------------------------------------
                  10-Year                          5.85%  5.39%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.59%  4.59%
                  ---------------------------------------------
                  5-Year                           4.39%  4.22%
                  ---------------------------------------------
                  10-Year                          5.31%  5.31%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.70%
                  ---------------------------------------------
                  5-Year                           4.56%
                  ---------------------------------------------
                  10-Year                          5.26%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.52%
                  ---------------------------------------------
                  5-Year                           5.36%
                  ---------------------------------------------
                  10-Year                          5.97%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.36%  4.18%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.71%  3.55%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.30%  5.07%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.68%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.13%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.47%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.86%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.33%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.76%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.59%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.08%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.83%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             7.62%         3.09%
                            ---------------------------------------------
                            5-Year             4.94%         4.04%
                            ---------------------------------------------
                            10-Year            5.59%         5.14%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             6.87%         2.87%
                            ---------------------------------------------
                            5-Year             4.16%         3.99%
                            ---------------------------------------------
                            10-Year            5.05%         5.05%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.08%
                            ---------------------------------------------
                            5-Year             4.37%
                            ---------------------------------------------
                            10-Year            5.01%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             7.88%
                            ---------------------------------------------
                            5-Year             5.14%
                            ---------------------------------------------
                            10-Year            5.72%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  53%
AA                   13%
A                     4%
BBB                  24%
NR                    5%
BB or Lower           1%

                  Top Five Sectors/5/
                  Education and Civic Organizations       24%
                  -------------------------------------------
                  U.S. Guaranteed                         12%
                  -------------------------------------------
                  Transportation                          12%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------
                  Healthcare                              10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $162,686
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.54
                  -------------------------------------------
                  Duration                               6.58
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 30%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 7

  Fund Spotlight as of 5/31/03               Nuveen Virginia Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.06   $11.04   $11.04   $11.04
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0435  $0.0370  $0.0385  $0.0455
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0155  $0.0155  $0.0155  $0.0155
         --------------------------------------------------------------
         Commencement Date           3/27/86  2/03/97 10/04/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.26%  4.64%
                  ---------------------------------------------
                  5-Year                           5.18%  4.29%
                  ---------------------------------------------
                  10-Year                          5.79%  5.34%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.49%  4.49%
                  ---------------------------------------------
                  5-Year                           4.38%  4.21%
                  ---------------------------------------------
                  10-Year                          5.22%  5.22%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.67%
                  ---------------------------------------------
                  5-Year                           4.58%
                  ---------------------------------------------
                  10-Year                          5.20%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.52%
                  ---------------------------------------------
                  5-Year                           5.38%
                  ---------------------------------------------
                  10-Year                          5.92%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.72%  4.52%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.35%  3.21%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.93%  4.72%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.02%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.75%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.04%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.18%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.95%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.34%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.95%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.70%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.44%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             7.84%         3.30%
                            ---------------------------------------------
                            5-Year             4.98%         4.08%
                            ---------------------------------------------
                            10-Year            5.55%         5.10%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             6.98%         2.98%
                            ---------------------------------------------
                            5-Year             4.20%         4.04%
                            ---------------------------------------------
                            10-Year            4.99%         4.99%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.16%
                            ---------------------------------------------
                            5-Year             4.41%
                            ---------------------------------------------
                            10-Year            4.96%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             7.99%
                            ---------------------------------------------
                            5-Year             5.20%
                            ---------------------------------------------
                            10-Year            5.68%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  50%
AA                   19%
A                    12%
BBB                  12%
NR                    4%
BB or Lower           3%

                  Top Five Sectors/6/
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Water and Sewer                         12%
                  -------------------------------------------
                  Healthcare                              11%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------
                  Education and Civic Organizations       10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $252,323
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.27
                  -------------------------------------------
                  Duration                               5.94
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.4%

    $  1,670 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002 Refunding,
              5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.9%

             Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing
             Foundation, University Courtyard Project, Series 1999A:
       1,250  5.750%, 6/01/19
         250  5.750%, 6/01/24

         600 Maryland Economic Development Corporation, Student Housing Revenue Bonds, University Village at
              Sheppard Pratt, Series 2001, 5.875%, 7/01/21 - ACA Insured

         500 Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
              Maryland, College Park Project, Series 2001, 5.375%, 7/01/16 - AMBAC Insured

         500 Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds, McLean School Issue, Series 2001, 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School Issue,
             Series 2000:
         250  5.250%, 7/01/25 - FSA Insured
         500  5.250%, 7/01/30 - FSA Insured

             Maryland Health and Higher Educational Facilities Authority, Educational Facilities Mortgage Revenue
             Bonds Green Acres School Issue, Series 1998:
         665  5.300%, 7/01/18
       1,525  5.300%, 7/01/28

       1,000 Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins
              University Issue, Series 1998, 5.125%, 7/01/20

         625 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College
              of Art, Series 2001, 5.500%, 6/01/32

       1,500 Morgan State University, Maryland, Academic Fees and Auxiliary Facilities Fees, Revenue Refunding
              Bonds, Series 1993, 6.100%, 7/01/20 - MBIA Insured

         550 Morgan State University, Maryland, Academic and Auxiliary Fees Revenue Bonds, Series 2003A,
              5.000%, 7/01/20 - FGIC Insured

         750 University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.8%

       2,165 Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and
              Rehabilitation Center Project, Series 1992A, 6.500%, 9/01/12 - FSA Insured

       2,000 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente,
              Series 1998A, 5.375%, 7/01/15

         750 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland
              Medical System Issue, Series 2000, 6.750%, 7/01/30

       1,000 Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Francis Scott
              Key Medical Center Issue, Series 1993, 5.000%, 7/01/13 - FGIC Insured

         750 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical
              Center, Series 2001, 5.000%, 7/01/34

         500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland
              Medical System, Series 2002, 6.000%, 7/01/22

       1,500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General
              Hospital, Series 2002, 5.800%, 7/01/32

       1,250 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
              Hospital, Series 2002, 5.125%, 7/01/35

         800 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil
              County, Series 2002, 5.625%, 7/01/32

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.4%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002 Refunding,  5/12 at 100.00        A-
 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.9%

Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing
Foundation, University Courtyard Project, Series 1999A:
 5.750%, 6/01/19                                                                                      6/09 at 102.00      Baa2
 5.750%, 6/01/24                                                                                      6/09 at 102.00      Baa2

Maryland Economic Development Corporation, Student Housing Revenue Bonds, University Village at        7/11 at 101.00         A
 Sheppard Pratt, Series 2001, 5.875%, 7/01/21 - ACA Insured

Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of         7/11 at 100.00       AAA
 Maryland, College Park Project, Series 2001, 5.375%, 7/01/16 - AMBAC Insured

Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage 7/08 at 102.00      BBB-
 Revenue Bonds, McLean School Issue, Series 2001, 6.000%, 7/01/31

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School Issue,
Series 2000:
 5.250%, 7/01/25 - FSA Insured                                                                        1/11 at 101.00       AAA
 5.250%, 7/01/30 - FSA Insured                                                                        1/11 at 101.00       AAA

Maryland Health and Higher Educational Facilities Authority, Educational Facilities Mortgage Revenue
Bonds Green Acres School Issue, Series 1998:
 5.300%, 7/01/18                                                                                      7/06 at 102.00      BBB-
 5.300%, 7/01/28                                                                                      7/06 at 102.00      BBB-

Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins    7/08 at 102.00        AA
 University Issue, Series 1998, 5.125%, 7/01/20

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College 6/11 at 100.00      Baa1
 of Art, Series 2001, 5.500%, 6/01/32

Morgan State University, Maryland, Academic Fees and Auxiliary Facilities Fees, Revenue Refunding        No Opt. Call       AAA
 Bonds, Series 1993, 6.100%, 7/01/20 - MBIA Insured

Morgan State University, Maryland, Academic and Auxiliary Fees Revenue Bonds, Series 2003A,            7/13 at 100.00       AAA
 5.000%, 7/01/20 - FGIC Insured

University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA       6/10 at 100.00       AAA
 Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and          No Opt. Call       AAA
 Rehabilitation Center Project, Series 1992A, 6.500%, 9/01/12 - FSA Insured

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente,         6/09 at 101.00         A
 Series 1998A, 5.375%, 7/01/15

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland     7/10 at 101.00      Baa1
 Medical System Issue, Series 2000, 6.750%, 7/01/30

Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Francis Scott    7/03 at 102.00       AAA
 Key Medical Center Issue, Series 1993, 5.000%, 7/01/13 - FGIC Insured

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical  7/11 at 100.00        A+
 Center, Series 2001, 5.000%, 7/01/34

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland     7/12 at 100.00         A
 Medical System, Series 2002, 6.000%, 7/01/22

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General     7/12 at 100.00      Baa1
 Hospital, Series 2002, 5.800%, 7/01/32

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial         7/12 at 100.00        A3
 Hospital, Series 2002, 5.125%, 7/01/35

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil    7/12 at 100.00        A3
 County, Series 2002, 5.625%, 7/01/32

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.4%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002 Refunding,  $1,466,026
 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.9%

Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing
Foundation, University Courtyard Project, Series 1999A:
 5.750%, 6/01/19                                                                                       1,285,888
 5.750%, 6/01/24                                                                                         256,360

Maryland Economic Development Corporation, Student Housing Revenue Bonds, University Village at           661,494
 Sheppard Pratt, Series 2001, 5.875%, 7/01/21 - ACA Insured

Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of            574,125
 Maryland, College Park Project, Series 2001, 5.375%, 7/01/16 - AMBAC Insured

Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage    517,295
 Revenue Bonds, McLean School Issue, Series 2001, 6.000%, 7/01/31

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School Issue,
Series 2000:
 5.250%, 7/01/25 - FSA Insured                                                                           270,155
 5.250%, 7/01/30 - FSA Insured                                                                           537,600

Maryland Health and Higher Educational Facilities Authority, Educational Facilities Mortgage Revenue
Bonds Green Acres School Issue, Series 1998:
 5.300%, 7/01/18                                                                                         684,777
 5.300%, 7/01/28                                                                                       1,540,006

Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins     1,102,610
 University Issue, Series 1998, 5.125%, 7/01/20

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College    651,469
 of Art, Series 2001, 5.500%, 6/01/32

Morgan State University, Maryland, Academic Fees and Auxiliary Facilities Fees, Revenue Refunding       1,918,545
 Bonds, Series 1993, 6.100%, 7/01/20 - MBIA Insured

Morgan State University, Maryland, Academic and Auxiliary Fees Revenue Bonds, Series 2003A,               605,578
 5.000%, 7/01/20 - FGIC Insured

University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA          878,880
 Insured
-----------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and         2,735,521
 Rehabilitation Center Project, Series 1992A, 6.500%, 9/01/12 - FSA Insured

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente,          2,171,820
 Series 1998A, 5.375%, 7/01/15

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland        845,423
 Medical System Issue, Series 2000, 6.750%, 7/01/30

Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Francis Scott     1,022,780
 Key Medical Center Issue, Series 1993, 5.000%, 7/01/13 - FGIC Insured

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical     764,408
 Center, Series 2001, 5.000%, 7/01/34

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland        557,580
 Medical System, Series 2002, 6.000%, 7/01/22

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General      1,601,025
 Hospital, Series 2002, 5.800%, 7/01/32

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial          1,284,775
 Hospital, Series 2002, 5.125%, 7/01/35

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil       843,584
 County, Series 2002, 5.625%, 7/01/32

----
9

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,930 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Issue,
              Series 2003, 5.500%, 7/01/33

             Prince George's County, Maryland, Project and Revenue Refunding Bonds, Dimensions Health
             Corporation Issue, Series 1994:
         155  4.750%, 7/01/03
         295  4.850%, 7/01/04
       2,000  5.375%, 7/01/14

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
              6.250%, 7/01/16 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 12.9%

         750 Baltimore County, Maryland, Mortgage Revenue Refunding Bonds, GNMA Collateralized, Cross Creek
              Apartments Project, Series 1998A, 5.250%, 10/20/33

       1,000 Baltimore City, Maryland, Mortgage Revenue Refunding Bonds, Series 1992, GNMA Collateralized,
              Tindeco Wharf Apartments Project, 6.700%, 12/20/28

       1,000 Howard County, Maryland, Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage Loan, Howard
              Hills Townhouses Project, Series 1992, 6.400%, 7/01/24 - MBIA Insured

       2,000 Howard County, Maryland, Multifamily Housing Revenue Refunding Bonds, Chase Glen Project,
              Series 1994, 7.000%, 7/01/24 (Mandatory put 7/01/04)

         500 Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999A,
              5.350%, 7/01/41 (Alternative Minimum Tax)

       1,000 Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999B,
              6.250%, 7/01/32 (Alternative Minimum Tax)

       1,000 Maryland Department of Housing and Community Development, Multifamily Development Revenue
              Bonds, Auburn Manor Project, Series 1998 A, 5.300%, 10/01/28 (Alternative Minimum Tax)

       1,000 Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Revenue
              Bonds, Series 1995A., 6.000%, 7/01/20

       1,420 Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
              Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

       1,550 Prince George's County Housing Authority, Maryland, FHA-Insured, New Keystone Apartments,
              6.800%, 7/01/25 - MBIA Insured

         860 Prince George's County Housing Authority, Maryland, Mortgage Revenue Refunding Bonds, GNMA
              Collateralized, Foxglenn Apartments Project, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum
              Tax)

       1,000 Prince George's County Housing Authority, Maryland, Mortgage Revenue Bonds, GNMA Collateralized,
              University Landing at Langley Apartments Project, Series 1999, 6.100%, 3/20/41 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.1%

         810 Maryland Department of Housing and Community Development, Residential Revenue Bonds,
              Series 2000B, 6.150%, 9/01/32 (Alternative Minimum Tax)

         355 Maryland Department of Housing and Community Development, Residential Revenue Bonds,
              Series 2000D, 6.250%, 9/01/32 (Alternative Minimum Tax)

       1,015 Maryland Department of Housing and Community Development, Residential Revenue Bonds, Series
              2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)

       2,725 Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized, Single
              Family Mortgage Revenue Bonds, Series 1997, 5.750%, 8/01/26 (Alternative Minimum Tax)

         100 Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single
              Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Issue,     7/13 at 100.00      Baa2
 Series 2003, 5.500%, 7/01/33

Prince George's County, Maryland, Project and Revenue Refunding Bonds, Dimensions Health
Corporation Issue, Series 1994:
 4.750%, 7/01/03                                                                                        No Opt. Call        B3
 4.850%, 7/01/04                                                                                        No Opt. Call        B3
 5.375%, 7/01/14                                                                                      7/04 at 102.00        B3

Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing  1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/16 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 12.9%

Baltimore County, Maryland, Mortgage Revenue Refunding Bonds, GNMA Collateralized, Cross Creek        10/08 at 102.00       AAA
 Apartments Project, Series 1998A, 5.250%, 10/20/33

Baltimore City, Maryland, Mortgage Revenue Refunding Bonds, Series 1992, GNMA Collateralized,          6/03 at 102.00       AAA
 Tindeco Wharf Apartments Project, 6.700%, 12/20/28

Howard County, Maryland, Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage Loan, Howard           7/03 at 101.50       AAA
 Hills Townhouses Project, Series 1992, 6.400%, 7/01/24 - MBIA Insured

Howard County, Maryland, Multifamily Housing Revenue Refunding Bonds, Chase Glen Project,              7/03 at 102.00      Baa2
 Series 1994, 7.000%, 7/01/24 (Mandatory put 7/01/04)

Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999A,         1/09 at 101.00       Aa2
 5.350%, 7/01/41 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999B,         1/10 at 100.00       Aa2
 6.250%, 7/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Multifamily Development Revenue             10/08 at 101.50       Aaa
 Bonds, Auburn Manor Project, Series 1998 A, 5.300%, 10/01/28 (Alternative Minimum Tax)

Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Revenue              7/05 at 102.00       Aa2
 Bonds, Series 1995A., 6.000%, 7/01/20

Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development          7/08 at 101.00       Aaa
 Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHA-Insured, New Keystone Apartments,              7/03 at 101.00       AAA
 6.800%, 7/01/25 - MBIA Insured

Prince George's County Housing Authority, Maryland, Mortgage Revenue Refunding Bonds, GNMA            11/03 at 100.00       AAA
 Collateralized, Foxglenn Apartments Project, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum
 Tax)

Prince George's County Housing Authority, Maryland, Mortgage Revenue Bonds, GNMA Collateralized,       9/09 at 102.00       AAA
 University Landing at Langley Apartments Project, Series 1999, 6.100%, 3/20/41 (Alternative
 Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.1%

Maryland Department of Housing and Community Development, Residential Revenue Bonds,                   9/09 at 100.00       Aa2
 Series 2000B, 6.150%, 9/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Residential Revenue Bonds,                   3/10 at 100.00       Aa2
 Series 2000D, 6.250%, 9/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Residential Revenue Bonds, Series            9/10 at 100.00       Aa2
 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized, Single             8/07 at 102.00       AAA
 Family Mortgage Revenue Bonds, Series 1997, 5.750%, 8/01/26 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single              8/10 at 100.00       AAA
 Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Issue,    $1,983,287
 Series 2003, 5.500%, 7/01/33

Prince George's County, Maryland, Project and Revenue Refunding Bonds, Dimensions Health
Corporation Issue, Series 1994:
 4.750%, 7/01/03                                                                                        151,331
 4.850%, 7/01/04                                                                                        244,467
 5.375%, 7/01/14                                                                                      1,363,460

Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing  1,089,360
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/16 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 12.9%

Baltimore County, Maryland, Mortgage Revenue Refunding Bonds, GNMA Collateralized, Cross Creek           778,065
 Apartments Project, Series 1998A, 5.250%, 10/20/33

Baltimore City, Maryland, Mortgage Revenue Refunding Bonds, Series 1992, GNMA Collateralized,          1,021,430
 Tindeco Wharf Apartments Project, 6.700%, 12/20/28

Howard County, Maryland, Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage Loan, Howard           1,021,250
 Hills Townhouses Project, Series 1992, 6.400%, 7/01/24 - MBIA Insured

Howard County, Maryland, Multifamily Housing Revenue Refunding Bonds, Chase Glen Project,              2,043,200
 Series 1994, 7.000%, 7/01/24 (Mandatory put 7/01/04)

Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999A,           518,370
 5.350%, 7/01/41 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Housing Revenue Bonds, Series 1999B,         1,082,170
 6.250%, 7/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Multifamily Development Revenue              1,038,810
 Bonds, Auburn Manor Project, Series 1998 A, 5.300%, 10/01/28 (Alternative Minimum Tax)

Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Revenue              1,049,880
 Bonds, Series 1995A., 6.000%, 7/01/20

Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development          1,471,333
 Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHA-Insured, New Keystone Apartments,              1,568,089
 6.800%, 7/01/25 - MBIA Insured

Prince George's County Housing Authority, Maryland, Mortgage Revenue Refunding Bonds, GNMA               860,869
 Collateralized, Foxglenn Apartments Project, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum
 Tax)

Prince George's County Housing Authority, Maryland, Mortgage Revenue Bonds, GNMA Collateralized,       1,082,480
 University Landing at Langley Apartments Project, Series 1999, 6.100%, 3/20/41 (Alternative
 Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.1%

Maryland Department of Housing and Community Development, Residential Revenue Bonds,                     857,636
 Series 2000B, 6.150%, 9/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Residential Revenue Bonds,                     384,785
 Series 2000D, 6.250%, 9/01/32 (Alternative Minimum Tax)

Maryland Department of Housing and Community Development, Residential Revenue Bonds, Series            1,081,584
 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized, Single             2,883,295
 Family Mortgage Revenue Bonds, Series 1997, 5.750%, 8/01/26 (Alternative Minimum Tax)

Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single                107,936
 Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)

----
10

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Industrials - 0.5%

    $    500 Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO
              Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.6%

         500 Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and
              Copper Ridge, Series 1999A, 5.500%, 1/01/19 - RAAI Insured

         500 Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and
              Copper Ridge, Series 1999A, 5.625%, 1/01/25 - RAAI Insured

       1,650 Maryland Economic Development Corporation, Revenue Bonds, Health and Mental Hygiene Providers
              Facilities Acquisition Program, Series 1996A, 7.625%, 4/01/21
--------------------------------------------------------------------------------------------------------------------
             Materials - 1.5%

       1,500 Mayor and City Council of Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales
              Company Project, Series 1984B, 6.500%, 10/01/11
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.5%

       1,000 Baltimore County Metropolitan District, Maryland, General Obligation Bonds, 67th Issue, Series 2001,
              5.000%, 6/01/25

       1,250 Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,
              5.000%, 8/01/18

             Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
       1,250  5.000%, 11/01/20
       1,250  5.000%, 11/01/21

         500 Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community
              Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

       1,000 Howard County, Maryland, General Obligation Public Improvement Project and Refunding Bonds,
              Series 2002A, 5.250%, 8/15/18

       3,000 Maryland, State and Local Facilities, PA-816-R RITES, Series 2001, 13.230%, 3/01/15 (IF)

         300 Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.0%

       1,250 Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,
              7.100%, 7/01/29

         730 Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center
              Project, Series 2002, 5.000%, 7/01/12

       1,000 Mayor and City Council of Baltimore, Maryland, Certificates of Participation, Emergency
              Telecommunications Facilities. Series 1997A, 5.000%, 10/01/17 - AMBAC Insured

       1,500 Mayor and City Council of Baltimore, Maryland, Convention Center Revenue Refunding Bonds,
              Series 1998, 5.000%, 9/01/19 - MBIA Insured

       1,000 Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds,
              Series 2003A, 5.000%, 5/01/17 (WI, settling 6/05/03)

       1,110 Maryland Department of Housing and Community Development, Infrastructure Financing Bonds,
              Series 2000A, 5.875%, 6/01/30 - MBIA Insured

       1,750 Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002,
              5.500%, 2/01/16

         935 Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Department of
              Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19

         650 Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town
              Square Parking Garage Project, Series 2002A, 5.000%, 9/15/16

         835 Maryland Department of Transportation, Project Certificates of Participation, Mass Transit
              Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Industrials - 0.5%

Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO           1/09 at 101.00       BBB
 Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.6%

Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and             1/09 at 101.00        AA
 Copper Ridge, Series 1999A, 5.500%, 1/01/19 - RAAI Insured

Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and             1/09 at 101.00        AA
 Copper Ridge, Series 1999A, 5.625%, 1/01/25 - RAAI Insured

Maryland Economic Development Corporation, Revenue Bonds, Health and Mental Hygiene Providers           4/11 at 102.00       N/R
 Facilities Acquisition Program, Series 1996A, 7.625%, 4/01/21
---------------------------------------------------------------------------------------------------------------------------------
Materials - 1.5%

Mayor and City Council of Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales 10/03 at 102.00       AA-
 Company Project, Series 1984B, 6.500%, 10/01/11
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 11.5%

Baltimore County Metropolitan District, Maryland, General Obligation Bonds, 67th Issue, Series 2001,    6/11 at 101.00       AAA
 5.000%, 6/01/25

Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,      8/12 at 100.00       AAA
 5.000%, 8/01/18

Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
 5.000%, 11/01/20                                                                                     11/12 at 101.00        AA
 5.000%, 11/01/21                                                                                     11/12 at 101.00        AA

Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community              7/10 at 102.00        AA
 Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

Howard County, Maryland, General Obligation Public Improvement Project and Refunding Bonds,             2/12 at 100.00       AAA
 Series 2002A, 5.250%, 8/15/18

Maryland, State and Local Facilities, PA-816-R RITES, Series 2001, 13.230%, 3/01/15 (IF)                  No Opt. Call       Aaa

Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured         6/10 at 100.00         A
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 22.0%

Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,            7/09 at 102.00       N/R
 7.100%, 7/01/29

Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center                  No Opt. Call       N/R
 Project, Series 2002, 5.000%, 7/01/12

Mayor and City Council of Baltimore, Maryland, Certificates of Participation, Emergency                10/07 at 102.00       AAA
 Telecommunications Facilities. Series 1997A, 5.000%, 10/01/17 - AMBAC Insured

Mayor and City Council of Baltimore, Maryland, Convention Center Revenue Refunding Bonds,               9/08 at 102.00       AAA
 Series 1998, 5.000%, 9/01/19 - MBIA Insured

Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds,             5/13 at 100.00       AA+
 Series 2003A, 5.000%, 5/01/17 (WI, settling 6/05/03)

Maryland Department of Housing and Community Development, Infrastructure Financing Bonds,               6/10 at 101.00       Aaa
 Series 2000A, 5.875%, 6/01/30 - MBIA Insured

Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002,                  No Opt. Call        AA
 5.500%, 2/01/16

Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Department of                  6/12 at 100.50       AA+
 Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19

Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town                  9/12 at 100.00       AA+
 Square Parking Garage Project, Series 2002A, 5.000%, 9/15/16

Maryland Department of Transportation, Project Certificates of Participation, Mass Transit             10/10 at 101.00       AA+
 Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Industrials - 0.5%

Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO          $  498,585
 Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.6%

Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and               542,115
 Copper Ridge, Series 1999A, 5.500%, 1/01/19 - RAAI Insured

Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group Issue, Fairhaven and               537,415
 Copper Ridge, Series 1999A, 5.625%, 1/01/25 - RAAI Insured

Maryland Economic Development Corporation, Revenue Bonds, Health and Mental Hygiene Providers           1,698,576
 Facilities Acquisition Program, Series 1996A, 7.625%, 4/01/21
-----------------------------------------------------------------------------------------------------------------
Materials - 1.5%

Mayor and City Council of Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales  1,536,375
 Company Project, Series 1984B, 6.500%, 10/01/11
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 11.5%

Baltimore County Metropolitan District, Maryland, General Obligation Bonds, 67th Issue, Series 2001,    1,063,520
 5.000%, 6/01/25

Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,      1,391,263
 5.000%, 8/01/18

Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
 5.000%, 11/01/20                                                                                      1,372,925
 5.000%, 11/01/21                                                                                      1,362,563

Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community                549,270
 Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

Howard County, Maryland, General Obligation Public Improvement Project and Refunding Bonds,             1,127,530
 Series 2002A, 5.250%, 8/15/18

Maryland, State and Local Facilities, PA-816-R RITES, Series 2001, 13.230%, 3/01/15 (IF)                4,940,010

Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured           326,304
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 22.0%

Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,            1,370,488
 7.100%, 7/01/29

Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center                  744,658
 Project, Series 2002, 5.000%, 7/01/12

Mayor and City Council of Baltimore, Maryland, Certificates of Participation, Emergency                 1,109,110
 Telecommunications Facilities. Series 1997A, 5.000%, 10/01/17 - AMBAC Insured

Mayor and City Council of Baltimore, Maryland, Convention Center Revenue Refunding Bonds,               1,643,580
 Series 1998, 5.000%, 9/01/19 - MBIA Insured

Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds,             1,114,560
 Series 2003A, 5.000%, 5/01/17 (WI, settling 6/05/03)

Maryland Department of Housing and Community Development, Infrastructure Financing Bonds,               1,287,334
 Series 2000A, 5.875%, 6/01/30 - MBIA Insured

Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002,                2,118,620
 5.500%, 2/01/16

Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Department of                  1,056,204
 Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19

Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town                    730,301
 Square Parking Garage Project, Series 2002A, 5.000%, 9/15/16

Maryland Department of Transportation, Project Certificates of Participation, Mass Transit                916,296
 Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

----
11

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,760 Maryland Stadium Authority, Convention   12/04 at 102.00       AAA $1,909,019
              Center Expansion Lease Revenue Bonds,
              Series 1994, 5.875%, 12/15/12 - AMBAC
              Insured

       1,540 Maryland Stadium Authority, Montgomery    6/13 at 100.00       AA+  1,659,042
              County Conference Center Facilities,
              Lease Revenue Bonds, Series 2003,
              5.000%, 6/15/22

       1,470 Montgomery County, Maryland, Lease        6/12 at 100.00        AA  1,581,940
              Revenue Bonds, Metrorail Garage
              Projects, Series 2002, 5.000%, 6/01/21

         500 Montgomery County, Maryland, Special      7/12 at 101.00        AA    546,030
              Obligation Bonds, West Germantown
              Development District, Senior Series
              2002A, 5.375%, 7/01/20 - RAAI Insured

         500 New Baltimore City Board of School       11/10 at 100.00       AA+    564,730
              Commissioners, Maryland, School System
              Revenue Bonds, Series 2000, 5.125%,
              11/01/15

         700 Puerto Rico Highway and Transportation      No Opt. Call       AAA    847,413
              Authority, Highway Revenue Bonds,
              Series 2003AA, 5.500%, 7/01/19 - MBIA
              Insured

       1,000 Puerto Rico Municipal Finance Agency,     8/12 at 100.00       AAA  1,110,100
              2002 Series A, 5.250%, 8/01/21 - FSA
              Insured

       1,500 Virgin Islands Public Finance            10/10 at 101.00      BBB-  1,729,410
              Authority, Revenue Bonds, Virgin
              Islands Gross Receipts Taxes Loan
              Note, Series 1999A, 6.500%, 10/01/24

       1,000 Washington Suburban Sanitary District,    6/07 at 100.00       AAA  1,108,250
              Montgomery and Prince George's
              Counties, Maryland, General
              Construction Bonds, Series 1997,
              5.125%, 6/01/19
------------------------------------------------------------------------------------------
             Transportation - 2.0%

       1,000 Maryland Transportation Authority,        7/03 at 100.00        A+  1,003,460
              Revenue Bonds, Transportation
              Facilities Projects, Series 1992,
              5.750%, 7/01/15

         500 Puerto Rico Ports Authority, Special      6/06 at 102.00      Caa2    195,015
              Facilities Revenue Bonds, American
              Airlines, Inc. Project, Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum
              Tax)

         900 District of Columbia Metropolitan Area    1/04 at 102.00       AAA    935,874
              Transit Authority, Gross Revenue
              Refunding Transit Bonds, Series 1993,
              5.250%, 7/01/14 - FGIC Insured
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.5%

         750 Baltimore, Maryland, Water Projects and   7/08 at 101.00       AAA    835,620
              Revenue Refunding Bonds, Series 1998A,
              5.000%, 7/01/28 - FGIC Insured

         665 Baltimore, Maryland, Water Projects and     No Opt. Call       AAA    747,407
              Revenue Refunding Bonds, Series 1994A,
              5.000%, 7/01/24 - FGIC Insured

         250 Baltimore, Maryland, Water Projects and   7/10 at 100.00       AAA    304,587
              Revenue Refunding Bonds, Series 2000A,
              6.000%, 7/01/19 (Pre-refunded to
              7/01/10) - FSA Insured

             Puerto Rico, The Children's Trust Fund,
             Tobacco Settlement Asset-Backed Bonds,
             Series 2000:
         980  5.750%, 7/01/20 (Pre-refunded to         7/10 at 100.00       AAA  1,100,942
              7/01/10)
         250  6.000%, 7/01/26 (Pre-refunded to         7/10 at 100.00       AAA    305,858
              7/01/10)

       1,085 Maryland Transportation Authority,          No Opt. Call       AAA  1,355,002
              Revenue Refunding Bonds,
              Transportation Facilities Project,
              First Series 1978, 6.800%, 7/01/16

             Puerto Rico Infrastructure Financing
             Authority, Special Obligation Bonds,
             Series 2000A:
         750  5.500%, 10/01/20                        10/10 at 101.00       AAA    863,175
       1,175  5.500%, 10/01/40                        10/10 at 101.00       AAA  1,332,168
------------------------------------------------------------------------------------------
             Utilities - 2.4%

       1,000 Maryland Energy Financing                 9/05 at 102.00       N/R  1,026,570
              Administration, Limited Obligation
              Cogeneration Revenue Bonds, AES
              Warrior Run Project, Series 1995,
              7.400%, 9/01/19 (Alternative Minimum
              Tax)

       1,500 Prince George's County, Maryland,         7/03 at 102.00        A1  1,534,485
              Pollution Control Revenue Refunding
              Bonds, Potomac Electric Project, 1993
              Series, 6.375%, 1/15/23

----
12

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer - 0.5%

    $    335 Baltimore, Maryland, Water Projects and     No Opt. Call       AAA $    374,493
              Revenue Refunding Bonds, Series 1994A,
              5.000%, 7/01/24 - FGIC Insured

         100 Maryland State Energy Financing          12/06 at 102.00        A-      108,522
              Administration, Solid Waste Disposal,
              Revenue Bonds, Wheelabrator Water
              Projects Baltimore LLC, Series 1996,
              6.450%, 12/01/16 (Alternative Minimum
              Tax)
--------------------------------------------------------------------------------------------
    $ 92,485 Total Long-Term Investments (cost                                   100,577,525
              $93,802,042) - 95.6%
--------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.9%

       2,000 Maryland Economic Development                               VMIG-1    2,000,000
              Corporation, Economic Development
              Revenue Bonds, American Societies,
              Variable Rate Demand Obligations,
              Series 2002A, 1.300%, 7/01/30+
--------------------------------------------------------------------------------------------
    $  2,000 Total Short-Term Investments (cost                                    2,000,000
              $2,000,000)
--------------------------------------------------------------------------------------------
------------
             Total Investments (cost $95,802,042) -                              102,577,525
              97.5%

             ------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.5%                                  2,631,285

             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $105,208,810

             ------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          (IF)Inverse floating rate security.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

----
13

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 23.5%

    $  4,000 Allegheny County Higher Education Building Authority,           No Opt. Call       AA- $      4,011,800
              Pennsylvania, Revenue Bonds, Carnegie Mellon University,
              Series 2002, 5.450%, 3/01/27

       3,000 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3        3,098,820
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.250%, 2/15/26

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call      Baa3        1,255,486
              Pennsylvania, College Revenue Refunding Bonds, Robert
              Morris College, Series 1998A, 5.500%, 5/01/15

       1,300 Chester County Health and Education Facilities Authority,    10/08 at 102.00      BBB-        1,346,644
              Pennsylvania, College Revenue Bonds, Immaculata College,
              Series 1998, 5.600%, 10/15/18

       2,050 Chester County Health and Education Facilities Authority,    10/08 at 102.00      BBB-        2,088,212
              Pennsylvania, College Revenue Bonds, Immaculata College,
              Series 1998, 5.625%, 10/15/27

       4,015 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00      BBB-        3,980,431
              Refunding Bonds, Neumann College, Series 1998A, 5.375%,
              10/01/26

       6,075 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00       N/R        6,122,446
              Revenue Bonds, Collegiate Housing Foundation, Eastern
              College Project, Series 2000A, 8.250%, 7/01/29

       4,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00      BBB-        4,263,046
              Geneva College Revenue Bonds, Series 1998, 5.375%, 4/01/15

       3,000 Pennsylvania Higher Educational Facilities Authority,         5/09 at 100.00        A-        3,271,290
              Drexel University Revenue Bonds, Series 1999, 6.000%,
              5/01/29

       7,000 Pennsylvania State University Bonds, Series 2002 Refunding,     No Opt. Call        AA        8,291,220
              5.250%, 8/15/13

         500 Union County Higher Educational Facilities Financing          4/13 at 100.00       Aa3          550,170
              Authority, Pennsylvania, Revenue Bonds, Bucknell
              University, Series 2002A, 5.250%, 4/01/22
--------------------------------------------------------------------------------------------------------------------
             Energy - 2.3%

       3,500 Pennsylvania Economic Development Financing Authority, Sun   12/04 at 102.00       BBB        3,709,020
              Company, Inc./R&M Project, Series 1994A, 7.600%, 12/01/24
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 9.7%

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00       AA-        2,575,925
              Pennsylvania, Health System Revenue Bonds, Jefferson
              Health System, Series 1997B, 5.375%, 5/15/27

             Columbia County Hospital Authority, Pennsylvania, Health
             Care Revenue Bonds, Bloomsburg Hospital Obligated Group
             Project, Series 1999:
       3,735  5.850%, 6/01/24                                              6/09 at 100.00      BBB-        3,168,251
       1,000  5.900%, 6/01/29                                              6/09 at 100.00      BBB-          831,220

       1,585 Jeannette, Pennsylvania, Health Services Authority Hospital  11/06 at 102.00         B        1,428,561
              Revenue Bonds, Jeannette District Memorial Hospital,
              Series 1996A, 6.000%, 11/01/18

       1,985 Philadelphia Hospitals and Higher Education Facilities       11/03 at 101.00       BBB        1,992,424
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Chestnut Hill Hospital, Series 1992, 6.500%, 11/15/22

       2,500 Philadelphia Hospitals and Higher Education Facilities        7/07 at 102.00       BBB        2,497,475
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Jeanes Hospital Project, Series 1997, 5.875%, 7/01/17

             Pottsville Hospital Authority, Pennsylvania, Hospital
             Revenue Bonds, Pottsville Hospital and Warne Clinic, Series
             1998:
       1,265  5.250%, 7/01/10                                                No Opt. Call      BBB-        1,209,403
       2,250  5.625%, 7/01/24                                              7/08 at 100.00      BBB-        1,996,853
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.2%

         500 Bucks County Redevelopment Authority, Pennsylvania,           8/03 at 100.00       AAA          500,705
              Mortgage Revenue Refunding Bonds, Warminster Heights
              Section 8 Assisted FHA-Insured Project, Series 1992A,
              6.875%, 8/01/23

       1,360 Delaware County Industrial Development Authority,               No Opt. Call       AAA        1,472,635
              Pennsylvania, Multifamily Housing Revenue Bonds, Dare
              Townhouses Project, Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

         695 Allegheny County Residential Finance Authority,                 No Opt. Call       Aaa          147,722
              Pennsylvania, Single Family Mortgage Revenue Bonds, Series
              1994Z, 0.000%, 5/01/27 (Alternative Minimum Tax)

----
14

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  2,500 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+ $      2,678,375
              Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13

       1,705 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+        1,796,235
              Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
              (Alternative Minimum Tax)

       1,565 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       8/05 at 102.00         A        1,614,078
              Home Improvement Loan Bonds, Series 1995A, 6.375%, 8/01/18
              (Alternative Minimum Tax)

         995 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/06 at 102.00       AAA        1,039,079
              Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17

         765 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/07 at 102.00       AAA          819,606
              Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21
              (Alternative Minimum Tax)

       1,055 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/04 at 102.00       AAA        1,089,288
              Mortgage Revenue Bonds, Series 1994A, 6.625%, 4/01/22
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Industrials - 2.6%

       3,000 Delaware County Industrial Development Authority,             1/08 at 102.00       BBB        3,095,340
              Pennsylvania, Resource Recovery Revenue Bonds, Series
              1997A Refunding, 6.200%, 7/01/19

       1,000 Pennsylvania Industrial Development Authority, Economic       7/12 at 101.00       AAA        1,146,210
              Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.8%

       2,770 Allegheny County Residential Finance Authority,              10/05 at 100.00       AAA        2,907,807
              Pennsylvania, Mortgage Revenue Bonds,
              FHA-Insured Mortgage, Ladies Grand Army of the Republic
              Health Facility Project, Series 1995G, 6.350%, 10/01/36

       1,000 Butler County Industrial Development Authority,               6/03 at 102.00         A        1,022,980
              Pennsylvania, Health Center Revenue Refunding Bonds,
              Pittsburgh Lifetime Care Community Sherwood Oaks Project,
              Series 1993, 5.750%, 6/01/16 (Pre- refunded to 6/23/03)

             Chester County Health and Educational Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai
             Obligated Group Project, Series 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00       BBB          917,010
       1,100  5.500%, 6/01/25                                             12/08 at 100.00       BBB          974,534

       2,000 Montgomery County Higher Education and Health Authority,      1/06 at 101.00       BBB        2,003,000
              Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
              Project, Series 1996, 6.375%, 1/01/26
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.1%

       1,000 Central Bucks County School District, Pennsylvania, General   5/13 at 100.00       Aaa        1,070,000
              Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA
              Insured

       1,215 Centre County, Pennsylvania, General Obligation Bonds,        7/13 at 100.00       Aaa        1,388,235
             Series 2003, 5.250%, 7/01/17 - MBIA Insured

             Chichester School District, Delaware County, Pennsylvania,
             General Obligation Bonds, Series 1999:
       3,125  0.000%, 3/01/26 - FGIC Insured                                 No Opt. Call       AAA        1,049,156
       3,125  0.000%, 3/01/27 - FGIC Insured                                 No Opt. Call       AAA          998,844
       3,125  0.000%, 3/01/28 - FGIC Insured                                 No Opt. Call       AAA          944,000
       3,125  0.000%, 3/01/29 - FGIC Insured                                 No Opt. Call       AAA          892,688

             Girard School District, Erie County, Pennsylvania, General
             Obligation Bonds, Series 1999B:
       1,645  0.000%, 11/01/26 - FGIC Insured                                No Opt. Call       AAA          533,770
       1,635  0.000%, 11/01/28 - FGIC Insured                                No Opt. Call       AAA          476,390

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call       AAA        1,783,080
              Pennsylvania, General Obligation Bonds, Series 1997D,
              0.000%, 10/01/24 - MBIA Insured

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call       AAA        1,470,496
              General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 -
              MBIA Insured

             Plum Borough School District, Allegheny County,
             Pennsylvania, General Obligation Bonds, Series 2001:
       1,745  5.200%, 9/15/23 - FGIC Insured                               9/11 at 100.00       AAA        1,882,227
       3,700  5.250%, 9/15/30 - FGIC Insured                               9/11 at 100.00       AAA        3,974,503

----
15

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 6.3%

    $  4,500 Allegheny County Industrial Development Authority,           11/12 at 100.00       AAA $4,737,060
              Pennsylvania, Revenue Bonds, Guaranteed County Building
              Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured

       1,000 Allegheny County Redevelopment Authority, Pennsylvania, Tax  12/10 at 101.00       N/R  1,111,870
              Increment Finance Bonds, Waterfront Project, Series 2000A,
              6.300%, 12/15/18

         775 Delaware Valley Regional Finance Authority, Pennsylvania,       No Opt. Call       Aa2    942,912
              Local Government Revenue Bonds, Series 2002, 5.750%,
              7/01/17

       1,000 Harrisburg Parking Authority, Pennsylvania, Guaranteed        9/11 at 100.00       Aaa  1,058,680
              Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
              MBIA Insured

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00       AAA  1,118,300
              Bonds, Neighborhood Transformation Initiative, Series
              2002A, 5.500%, 4/15/22 - FGIC Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA  1,205,850
              Revenue Bonds, Series 2003AA, 5.500%, 7/01/20 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 11.9%

       2,500 Philadelphia, Pennsylvania, Airport Revenue Bonds,            6/07 at 102.00       AAA  2,594,775
              Philadelphia Aiport System, Series 1997B, 5.400%, 6/15/27
              (Alternative Minimum Tax) - FGIC Insured

             Pittsburgh and Allegheny Counties Sports and Exhibition
             Authority, Pennsylvania, Parking Revenue Bonds, Series
             2001A:
       1,000  5.300%, 12/01/21 - AMBAC Insured                            12/06 at 100.00       Aaa  1,100,440
       4,500  5.375%, 12/01/30 - AMBAC Insured                            12/06 at 100.00       Aaa  4,896,000

       3,000 Pittsburgh Public Parking Authority, Pennsylvania, Parking    6/10 at 100.00       AAA  3,504,810
              System Revenue Bonds, Series 2000, 6.000%, 12/01/24 -
              AMBAC Insured

       4,535 Pittsburgh Public Parking Authority, Pennsylvania, Parking      No Opt. Call       AAA  5,232,211
              System Revenue Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport Authority, Pennsylvania,    1/13 at 100.00       Aaa  2,082,620
              System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.1%

       1,525 Allegheny County Hospital Development Authority,                No Opt. Call       AAA  2,011,780
              Pennsylvania, Hospital Revenue Bonds, Allegheny Valley
              Hospital, Sublessee, Series 1982Q, 7.000%, 8/01/15

       2,850 Deer Lakes School District, Allegheny County, Pennsylvania,   1/04 at 100.00       AAA  2,989,451
              General Obligation Bonds, Series 1995 6.350%, 1/15/14 -
              MBIA Insured

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00       Aaa  1,513,776
              Revenue Bonds, Mercy Health Corporation of Southeastern
              Pennsylvania (Obligated Group), Series 1996, 6.000%,
              12/15/26

             Mckeesport Area School District, Allegheny County,
             Pennsylvania, General Obligation Bonds,
             Series 1996A:
         760  6.000%, 10/01/25 (Pre-refunded to 10/01/06) - FSA Insured   10/06 at 100.00       AAA    871,264
       1,240  6.000%, 10/01/25 (Pre-refunded to 10/01/06) - FSA Insured   10/06 at 100.00       AAA  1,421,536

         750 Northeastern Pennsylvania Hospital and Education Authority,   2/05 at 100.00       AAA    819,855
              College Revenue Bonds, Guaranteed, Luzerne County
              Community College, 6.625%, 8/15/15 (Pre-refunded to
              2/15/05) - AMBAC Insured

       2,000 Pennsylvania Economic Development Financing Authority,       12/05 at 102.00    BBB***  2,332,060
              MacMillan Bloedel Limited Partnership, Exempt Facilities
              Revenue Bonds, Series 1995, 7.600%, 12/01/20 (Alternative
              Minimum Tax) (Pre-refunded to 12/01/05)

             Pennsylvania Intergovernmental Cooperative Authority,
             Special Tax Revenue Bonds, Philadelphia Funding Program,
             Series 1994:
       1,390  7.000%, 6/15/05 - FGIC Insured                                 No Opt. Call       AAA  1,554,215
       1,500  7.000%, 6/15/14 (Pre-refunded to 6/15/05) - FGIC Insured     6/05 at 100.00       AAA  1,676,880

         650 Philadelphia, Pennsylvania, Gas Works Revenue Bonds,            No Opt. Call       AAA    852,865
              Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call   BBB+***  2,276,640
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06

----
16

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    935 The Municipal Authority of the Borough of West View,            No Opt. Call       AAA $     1,365,334
              Allegheny County, Pennsylvania, Special Obligation Bonds,
              Series of 1985A, 9.500%, 11/15/14
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.0%

       1,875 Allegheny County Industrial Development Authority,              No Opt. Call       AAA       2,025,544
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Duquesne Light Company Project, Series 1999A, 4.350%,
              12/01/13 - AMBAC Insured

         550 Lehigh County Industrial Development Authority,               8/05 at 102.00       AAA         611,243
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Pennsylvania Power and Light Company Project, Series
              1995A, 6.150%, 8/01/29 - MBIA Insured

       1,000 Northampton County Industrial Development Authority,          7/05 at 102.00       AAA       1,096,290
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Metropolitan Edison Company Project, Series 1995A 6.100%,
              7/15/21 - MBIA Insured

       2,650 Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998     8/13 at 100.00       AAA       2,786,846
              Resolution, Fourth Series 2002, 5.000%, 8/01/32 - FSA
              Insured
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.3%

       5,000 Delaware County Industrial Development Authority, Water      10/12 at 100.00       AAA       5,279,000
              Facilities Revenue Bonds, Philadelphia Water Company
              Project, Series 2001, 5.350%, 10/01/31 (Alternative
              Minimum Tax) - AMBAC Insured

       1,500 Luzerne County Industrial Development Authority,             12/04 at 102.00       AAA       1,651,945
              Pennsylvania, Exempt Facilities Revenue Refunding Bonds,
              Pennsylvania Gas and Water Company Project, Series 1994A,
              7.000%, 12/01/17 (Alternative Minimum Tax) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
    $166,425 Total Long-Term Investments (cost $149,946,787) - 98.4%                                    160,098,742
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.6%                                                         2,587,536

             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   162,686,278

             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.0%

    $  2,265 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00        A- $1,988,353
              Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33

         500 James City County Industrial Development Authority,           4/07 at 101.00        A+    529,285
              Virginia, Sewerage and Solid Waste Disposal Facilities,
              Revenue Bonds, Anheuser Busch Project, Series 1997,
              6.000%, 4/01/32 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.5%

       2,000 Alexandria Industrial Development Authority, Virginia,        1/09 at 101.00        A1  2,188,880
              Educational Facilities Revenue Bonds, Episcopal High
              School, Series 1999, 5.875%, 1/01/29

       1,500 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00       AAA  1,757,355
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

             Danville Industrial Development Authority, Virginia,
             Student Housing Revenue Bonds, Collegiate Housing
             Foundation, Averett College Project, Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00       N/R    669,970
       1,910  7.000%, 6/01/30                                              6/09 at 102.00       N/R  1,881,541

             Loudoun County Industrial Development Authority, Virginia,
             University Facilities Revenue Refunding Bonds, George
             Washington University, Series 1992:
         500  6.250%, 5/15/12                                             11/03 at 101.00        A2    506,960
       2,225  6.250%, 5/15/22                                             11/03 at 101.00        A2  2,251,099

       1,000 Portsmouth, Virginia, Golf Course System Revenue Bonds,       5/07 at 102.00        AA  1,033,830
              Series 1998, 5.000%, 5/01/23 - RAAI Insured

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3  2,151,400
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00       Ba1  1,467,150
              Virginia, Virginia Horse Center Revenue and Refunding
              Bonds, Series 2001C, 6.850%, 7/15/21

       1,250 Rockingham County Industrial Development Authority,          10/03 at 102.00      Baa3  1,253,788
              Virginia, Educational Facilities Revenue Bonds,
              Bridgewater College, Series 1993, 6.000%, 10/01/23

             Staunton Industrial Development Authority, Virginia,
             Educational Facilities Revenue Bonds, Mary Baldwin College,
             Series 1996:
         350  5.900%, 11/01/03                                               No Opt. Call       N/R    355,572
         370  6.000%, 11/01/04                                               No Opt. Call       N/R    389,455

       1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA  1,464,800
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured

       2,000 Virginia College Building Authority, Educational Facilities  10/03 at 101.00      BBB+  2,044,300
              Revenue Bonds, Roanoke College Project, Series 1992
              Refunding, 6.625%, 10/15/12

         420 Virginia College Building Authority, Educational Facilities   1/04 at 102.00        AA    438,648
              Revenue Bonds, Washington and Lee University Project,
              Series 1994, 5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00        AA  1,296,813
              Revenue Refunding Bonds, Marymount University Project,
              Series 1998, 5.125%, 7/01/28 - RAAI Insured

             Winchester Industrial Development Authority, Virginia,
             Educational Facilities First Mortgage Revenue Bonds,
             Shenandoah University Project, Series 1994:
         180  6.700%, 10/01/14 - RAAI Insured                             10/04 at 102.00        AA    194,774
          95  6.750%, 10/01/19 - RAAI Insured                             10/04 at 102.00        AA    103,193
--------------------------------------------------------------------------------------------------------------
             Healthcare - 10.9%

       2,060 Albemarle County Industrial Development Authority,           10/03 at 102.00        A2  2,115,290
              Virginia, Hospital Revenue Refunding Bonds, Martha
              Jefferson Hospital, Series 1993, 5.875%, 10/01/13

       1,500 Albemarle County Industrial Development Authority,           10/12 at 100.00        A2  1,534,680
              Virginia, Hospital Revenue Bonds, Martha Jefferson
              Hospital, Series 2002, 5.250%, 10/01/35

       2,000 Fredericksburg Industrial Development Authority, Virginia,    6/07 at 102.00       AAA  2,109,360
              Hospital Facilities Revenue Refunding Bonds, MediCorp
              Health System Obligated Group, Series 1996, 5.250%,
              6/15/23 - AMBAC Insured

       1,500 Fredericksburg Industrial Development Authority, Virginia,    6/12 at 100.00        A3  1,530,420
              Revenue Bonds, Medicorp Health System, Series 2002B,
              5.125%, 6/15/33

----
18

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,110 Giles County Industrial Development Authority, Virginia,     12/05 at 102.00       BBB $1,083,138
              Exempt Facility Revenue Bonds, Hoechst Celanese Project,
              Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)

       3,250 Hanover County Industrial Development Authority, Virginia,      No Opt. Call       AAA  4,149,113
              Hospital Revenue Bonds, Memorial Regional Medical Center
              Project at Hanover Medical Park, Guaranteed by Bon Secours
              Health System Obligated Group Projects, Series 1995,
              6.375%, 8/15/18 - MBIA Insured

       2,000 Hanover County Industrial Development Authority, Virginia,    8/05 at 102.00       AAA  2,179,180
              Hospital Revenue Bonds, Bon Secours Health System
              Obligated Group Projects, Series 1995, 5.500%,
              8/15/25 - MBIA Insured

       2,000 Henrico County Economic Development Authority, Virginia,     11/12 at 100.00        A-  2,121,240
              Revenue Bonds, Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

       1,450 Loudoun County Industrial Development Authority, Virginia,    6/12 at 101.00      BBB-  1,528,590
              Hospital Center Revenue Bonds, Series 2002A, 6.000%,
              6/01/22

       1,250 Lynchburg Industrial Development Authority, Virginia,         1/08 at 101.00        A+  1,272,450
              Healthcare Facilities Revenue Refunding Bonds, Centra
              Health, Series 1998, 5.200%, 1/01/28

       2,710 Manassas Industrial Development Authority, Virginia,          4/13 at 100.00        A2  2,779,945
              Hospital Revenue Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

       1,500 Medical College of Virginia Hospitals Authority, General      7/08 at 102.00       AAA  1,582,065
              Revenue Bonds, Series 1998, 5.125%, 7/01/23 - MBIA Insured

         350 Richmond Industrial Development Authority, Virginia,          8/03 at 100.00       AA-    351,582
              Revenue Bonds, Richmond Metropolitan Blood Service, Series
              1991, 7.125%, 2/01/11

       2,785 Roanoke County Industrial Development Authority, Virginia,    7/12 at 100.00       AAA  3,137,832
              Hospital Revenue Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.6%

         990 Arlington County Industrial Development Authority,            5/10 at 100.00       Aaa  1,079,407
              Virginia, Multifamily Housing Revenue Bonds, Patrick Henry
              Apartments Project, Series 2000, 6.050%, 11/01/32
              (Alternative Minimum Tax) (Mandatory put 11/01/20)

       1,105 Arlington County Industrial Development Authority,           11/10 at 102.00       AAA  1,214,870
              Virginia, Multifamily Housing Mortgage Revenue Bonds,
              Berkeley Apartments, Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

       1,045 Chesterfield County Industrial Development Authority,         4/12 at 102.00       Aa2  1,109,006
              Virginia, Multifamily Housing Revenue Bonds, GNMA
              Mortgage-Backed Securities Program, Fore Courthouse Senior
              Apartments Project, Series 2002A, 5.600%, 10/20/31
              (Alternative Minimum Tax)

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00       AAA  1,257,948
              Virginia, Revenue Refunding Bonds, FHA-Insured Mortgage
              Housing for the Elderly, Little River Glen, Series 1996,
              6.100%, 9/01/26

       3,665 Henrico County Economic Development Authority, Virginia,      7/09 at 102.00       AAA  4,224,499
              Beth Sholom Assisted Living Revenue Bonds, GNMA
              Mortgage-Backed Securities Financing, Series 1999A,
              6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00       AAA  1,064,530
              Vistas Revenue Bonds - GNMA Mortgage- Backed Securities
              Financing, Series 2000A, 6.200%, 1/20/40 (Alternative
              Minimum Tax)

         480 Suffolk Redevelopment and Housing Authority, Virginia,        7/03 at 102.00      Baa2    488,928
              Multifamily Housing Revenue Refunding Bonds, Chase
              Heritage at Dulles Project, Series 1994, 7.000%, 7/01/24
              (Mandatory put 7/01/04)

       2,955 Virginia Beach Development Authority, Virginia, Multifamily  10/14 at 102.00       N/R  2,961,944
              Residential Rental Housing Revenue Bonds, Hamptons and
              Hampton Court Apartments Project, Series 1999, 7.500%,
              10/01/39 (Alternative Minimum Tax)

          15 Virginia Housing Development Authority, Multifamily Housing  11/03 at 100.00       AA+     15,062
              Bonds, Series 1991F, 7.000%, 5/01/04

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00       AA+    622,859
              Bonds, Series 2001L, 5.000%, 12/01/20
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.3%

       1,000 Puerto Rico Housing Finance Authority, Home Mortgage          6/13 at 100.00       AAA  1,020,240
              Revenue Bonds, Mortgage-Backed Securities Program, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00       AAA  4,724,640
              Mortgage Bonds, Series 2001H, Subseries H-1, 5.350%,
              7/01/31 - MBIA Insured

----
19

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

    $  2,250 Charles City County Industrial Development Authority,           No Opt. Call       BBB $2,338,448
              Virginia, Solid Waste Disposal Facility, Revenue Refunding
              Bonds, USA Waste of Virginia, Inc. Project, Series 1999,
              4.875%, 2/01/09 (Alternative Minimum Tax)

       2,000 Industrial Development Authority, Virginia, Solid Waste         No Opt. Call       BB-  1,780,400
              Disposal Facility, Revenue Bonds, Browning- Ferris
              Industries of South Atlantic, Inc. Project, Series 1996A,
              5.450%, 1/01/14 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.0%

       1,000 Chesterfield County Health Center Commission, Virginia,      12/06 at 102.00       AAA  1,061,050
              Mortgage Revenue Bonds, GNMA Collateralized, Lucy Corr
              Nursing Home Project, Series 1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00       AAA    534,780
              Virginia, Multifamily Housing Revenue Refunding Bonds,
              FHA-Insured Mortgage Loan, Paul Spring Retirement Center,
              Series 1996A, 6.000%, 12/15/28

         850 Henrico County Industrial Development Authority, Virginia,    7/03 at 102.00       AAA    869,661
              Nursing Facility Insured-Mortgage Revenue Refunding Bonds,
              Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19
--------------------------------------------------------------------------------------------------------------
             Materials - 4.9%

       2,500 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00       Ba3  1,886,750
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax)

       2,000 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00       Ba3  1,663,960
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1999, 6.300%, 12/01/25
              (Alternative Minimum Tax)

       2,000 Covington-Allegheny County Industrial Development             9/04 at 102.00       BBB  2,062,640
              Authority, Virginia, Pollution Control Facilities Revenue
              Refunding Bonds, Westvaco Corporation Project, Series
              1994, 6.650%, 9/01/18

       3,545 Isle of Wight County Industrial Development Authority,        4/04 at 102.00       BBB  3,677,548
              Virginia, Solid Waste Disposal Facilities, Revenue Bonds,
              Union Camp Corporation Project, Series 1994, 6.550%,
              4/01/24 (Alternative Minimum Tax)

       3,000 Isle of Wight County Industrial Development Authority,        5/07 at 102.00       BBB  3,066,960
              Virginia, Solid Waste Disposal Facilities Revenue Bonds,
              Union Camp Corporation Project, Series 1997, 6.100%,
              5/01/27 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.3%

       2,500 Bristol, Virginia, General Obligation Bonds, Series 2003,     3/13 at 100.00       AAA  2,663,700
              5.000%, 3/01/25 - FSA Insured

       1,285 Charlottesville, Virginia, General Obligation Public            No Opt. Call       AAA  1,274,322
              Improvement Bonds, Series 2003 Refunding, 3.000%, 7/15/13
              (WI, settling 6/05/03)

       1,965 Chesapeake, Virginia, General Obligation Water and Sewer      6/13 at 100.00        AA  2,123,163
              Bonds, Series 2003B, 5.000%, 6/01/22 (WI, settling 6/19/03)

         480 Chesterfield, Virginia, General Obligation Public             1/11 at 100.00       AAA    519,384
             Improvement Bonds, Series 2001, 5.000%, 1/15/21

             Hampton, Virginia, General Obligation Public Improvement
             Bonds, Series 2000:
       1,500  5.750%, 2/01/17                                              2/10 at 102.00        AA  1,765,785
       1,685  6.000%, 2/01/20                                              2/10 at 102.00        AA  2,007,678

       2,630 Loudoun County, Virginia, General Obligation Public           1/10 at 101.00       AA+  2,881,112
              Improvement Bonds, Series 2000B, 5.250%, 1/01/21

       1,625 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00       AA+  1,806,334
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20

       2,355 Newport News, Virginia, General Obligation Bonds, General     7/13 at 100.00        AA  2,624,341
              Improvement and Water Projects, Series 2002A, 5.000%,
              7/01/18

             Newport News, Virginia, General Obligation Bonds, Series
             2003B:
       1,000  5.000%, 11/01/14 (WI, settling 6/03/03)                     11/13 at 100.00        AA  1,150,550
       1,855  5.000%, 11/01/16 (WI, settling 6/03/03)                     11/13 at 100.00        AA  2,097,003

       1,555 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A  1,691,342
              2000A, 6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00         A  1,064,680
              Series 2001, 5.125%, 3/01/23

       1,000 Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00        AA  1,121,950
              Bonds, Series 2002A, 5.000%, 10/01/17

       1,000 Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00       AA+  1,086,290
              Improvement Bonds, Series 2001, 5.000%, 6/01/20

----
20

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.2%

    $    750 Bristol Utility System, Virginia, General Obligation         11/12 at 102.00       AAA $  808,553
              Revenue Bonds, Series of 2002, 5.000%, 11/01/24 -
              FSA Insured

       2,000 Brunswick County Industrial Development Authority,            7/06 at 102.00       AAA  2,248,640
              Virginia, Correctional Facility, Lease Revenue Bonds,
              Series 1996, 5.500%, 7/01/17 - MBIA Insured

       1,000 Caroline County, Virginia, Industrial Development             6/12 at 102.00       Aaa  1,071,620
              Authority, Lease Revenue Bonds, Series 2002,
              5.125%, 6/15/34 - AMBAC Insured

         860 Fairfax County Economic Development Authority, Virginia,      9/09 at 102.00        AA  1,027,425
              Parking Revenue Bonds, Vienna II Metrorail Station
              Project, First Series 1999, 6.000%, 9/01/18

       1,000 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00        A-  1,140,470
              Hotel Tax Revenue Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20

       1,000 Hampton Roads Regional Jail Authority, Virginia, Regional     7/06 at 102.00       AAA  1,115,460
              Jail Facility, Revenue Bonds, Series 1996A, 5.500%,
              7/01/24 - MBIA Insured

       1,000 Harrisonburg, Virginia, Public Recreational Facility,        12/10 at 102.00       AAA  1,149,640
              General Obligation and Revenue Bonds, Series 2000, 5.750%,
              12/01/29 - FSA Insured

         750 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call       AAA    907,275
              Series 1990E, 7.200%, 10/01/10 - AMBAC Insured

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00       AAA  1,184,790
              Virginia, Lease Revenue Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 - MBIA Insured

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00       AA+    771,370
              Educational Facility Revenue Bonds, State Board for
              Community Colleges, Tidewater Community College Downtown
              Campus, Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Towns Joint Industrial Development     2/13 at 101.00        AA  1,032,090
              Authority, Virginia, Lease Revenue Bonds, County Capital
              Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured

             Prince William County, Industrial Development Authority,
             Virginia, Lease Revenue Bonds, ATCC Project, Series 1996:
       2,000  6.000%, 2/01/14                                              2/06 at 102.00       Aa3  2,126,140
       1,000  6.000%, 2/01/18                                              2/06 at 102.00       Aa3  1,052,170

       1,575 Prince William County, Maryland, Lease Participation          6/12 at 100.00       Aa2  1,759,842
              Certificates, Series 2002, 5.250%, 12/01/18

       1,500 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA  1,815,885
              Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 - MBIA
              Insured

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA  1,185,190
              Transportation Revenue Bonds, Series 2000B,
              5.750%, 7/01/19 - MBIA Insured

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         500  5.250%, 7/01/27                                              7/12 at 100.00        A-    524,765
       1,800  5.250%, 7/01/36                                              7/12 at 100.00        A-  1,876,788

       1,000 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA  1,201,080
              Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/27 - AMBAC Insured

       2,000 Spotsylvania County Industrial Development Authority,         1/13 at 100.00       AAA  2,137,760
              Pennsylvania, Lease Revenue Bonds, School Facilities
              Project, Series 2003, 5.000%, 1/15/23 - AMBAC Insured

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds,      10/10 at 101.00      BBB-  2,305,880
              Virgin Islands Gross Receipts Taxes Loan Note, Series
              1999A, 6.500%, 10/01/24

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00       AA+  2,135,380
              Revenue Bonds, 21st Century College and Equipment Program,
              Series 2002A, 5.000%, 2/01/22

       1,000 Virginia Transportation Board, Transportation Revenue         5/07 at 101.00       AA+  1,096,550
              Bonds, U.S. Route 58 Corridor Development Program, Series
              1997C Refunding, 5.125%, 5/15/19

       1,500 Virginia Public Building Authority, Public Facilities         8/10 at 100.00       AA+  1,761,090
              Revenue Bonds, Series 2000A, 5.750%, 8/01/16

             Virginia Resources Authority, Infrastructure Revenue Bonds,
             Pooled Loan Bond Program, Series 2002A:
       1,650  5.000%, 5/01/20                                              5/11 at 101.00        AA  1,785,333
         620  5.000%, 5/01/21                                              5/11 at 101.00        AA    666,351

----
21

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Transportation - 9.3%

    $    750 Charlottesville-Albemarle Airport Authority, Virginia,       12/05 at 102.00       BBB $  786,743
              Airport Revenue Refunding Bonds, Series 1995,
              6.125%, 12/01/13 (Alternative Minimum Tax)

       1,250 Chesapeake, Virginia, Chesapeake Expressway Toll Road         7/09 at 101.00      Baa2  1,339,900
              Revenue Bonds, Series 1999A, 5.625%, 7/15/19

             Loudoun County Industrial Development Authority, Virginia,
             Air Cargo Facility Revenue Bonds, Washington Dulles Air
             Cargo, Series 1992:
       2,180  7.000%, 1/01/09 (Alternative Minimum Tax)                    7/03 at 100.00       N/R  2,180,153
         600  6.500%, 1/01/09 (Alternative Minimum Tax)                    1/06 at 102.00       N/R    593,670

             Metropolitan Washington Airports Authority, Virginia,
             Airport System Revenue Bonds, Series 2001B:
       1,475  5.000%, 10/01/26 - MBIA Insured                             10/11 at 101.00       AAA  1,547,260
       1,250  5.000%, 10/01/31 - MBIA Insured                             10/11 at 101.00       AAA  1,303,438

       1,160 Metropolitan Washington Airports Authority, Virginia,        10/04 at 102.00       AAA  1,233,231
              Airport System Revenue Bonds, Series 1994A, 5.750%,
              10/01/20 (Alternative Minimum Tax) - MBIA Insured

         900 Metropolitan Washington Airports Authority, Virginia,        10/07 at 101.00       Aa3    943,002
              Airport System Revenue Bonds, Series 1997B,
              5.500%, 10/01/23 (Alternative Minimum Tax)

         225 Metropolitan Washington Airports Authority, Virginia,        10/08 at 101.00       Aa3    228,881
              Airport System Revenue Bonds, Series 1998A, 5.000%,
              10/01/28

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00       AAA  3,168,900
              Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Pocahontas Parkway Association, Virginia, Route 895
             Connector Toll Road Senior Lien Revenue Bonds, Series 1998A:
       5,000  0.000%, 8/15/16                                               8/08 at 64.81      Baa3  1,578,950
       5,500  5.500%, 8/15/28                                              8/08 at 102.00      Baa3  3,724,985

       1,750 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00      Caa2    682,553
              Bonds, American Airlines, Inc. Project, Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,730 Richmond Metropolitan Authority, Virginia, Expressway           No Opt. Call       AAA  2,013,253
              Revenue Refunding Bonds, Series 1998,
              5.250%, 7/15/22 - FGIC Insured

       1,000 Virginia Port Authority, Port Facilities Revenue Bonds,       7/07 at 101.00       AAA  1,091,570
              Series 1997, 5.500%, 7/01/24 (Alternative Minimum
              Tax) - MBIA Insured

       1,000 Virginia Resources Authority, Airport Revolving Fund          2/11 at 100.00       Aa2  1,078,720
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.4%

       1,180 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA  1,325,624
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         150 Fairfax County, Virginia, Water Authority, Water Revenue      4/07 at 102.00       AAA    176,201
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded to 4/01/07)

         500 Hampton Industrial Development Authority, Virginia,          11/06 at 100.00    Aa2***    582,180
              Hospital Revenue Refunding Bonds, Sentara Hampton General
              Hospital, Series 1994A, 6.500%, 11/01/12 (Pre-refunded
              to11/01/06)

       2,000 Henrico County Industrial Development Authority, Virginia,    8/05 at 102.00     AA***  2,288,380
              Public Facility Lease Revenue Bonds, Henrico County
              Regional Jail Project, Series 1994, 7.000%, 8/01/13
              (Pre-refunded to 8/01/05)

       2,000 Peninsula Ports Authority, Virginia, Health Care Facilities   8/06 at 100.00   BBB+***  2,171,220
              Revenue Refunding Bonds, Mary Immaculate Project, Series
              1994, 7.000%, 8/01/17 (Pre-refunded to 8/01/06)

       2,250 Prince William County Industrial Development Authority,      10/05 at 102.00       Aaa  2,585,993
              Virginia, Hospital Facility Revenue Bonds, Potomac
              Hospital Corporation of Prince William, Series 1995,
              6.850%, 10/01/25 (Pre-refunded to 10/01/05)

       2,500 Prince William County Park Authority, Virginia, Revenue      10/04 at 102.00    N/R***  2,744,050
              Bonds, Series 1994, 6.875%, 10/15/16 (Pre-refunded to
              10/15/04)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         500  5.500%, 10/01/32                                            10/10 at 101.00       AAA    566,565
       1,500  5.500%, 10/01/40                                            10/10 at 101.00       AAA  1,700,640

       1,500 Richmond Redevelopment and Housing Authority, Virginia,       3/05 at 102.00       AAA  1,676,625
              Project Revenue Bonds, Old Manchester Project, Series
              1994, 6.800%, 3/01/15 (Pre-refunded to 3/01/05) - CAP
              GTY/FSA Insured

----
22

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    580 Virginia College Building Authority, Educational Facilities   1/04 at 102.00       AAA  $  607,602
              Revenue Bonds, Washington and Lee University Project,
              Series 1994, 5.750%, 1/01/14 (Pre-refunded to 1/01/04)

       1,000 Virginia Public School Authority, School Financing Bonds,     8/04 at 102.00    Aa1***   1,079,380
              1991 Resolution, Series 1994A, 6.200%, 8/01/13
              (Pre-refunded to 8/01/04)

       1,000 Virginia Resources Authority, Water and Sewer System         10/07 at 100.00     AA***   1,153,950
              Revenue Bonds, Sussex County Project, Series 1995A,
              5.600%, 10/01/25 (Pre-refunded to 10/01/07)

             Winchester Industrial Development Authority, Virginia,
             Educational Facilities First Mortgage Revenue Bonds,
             Shenandoah University Project, Series 1994:
       1,620  6.700%, 10/01/14 (Pre-refunded to 10/01/04) - RAAI Insured  10/04 at 102.00     AA***   1,772,701
         680  6.750%, 10/01/19 (Pre-refunded to 10/01/04) - RAAI Insured  10/04 at 102.00     AA***     744,546
---------------------------------------------------------------------------------------------------------------
             Utilities - 7.6%

       2,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00      BBB-   2,069,280
              Virginia, Exempt Facility Revenue Bonds, UAE LP Project,
              Series 2002 Refunding, 6.500%, 10/15/17

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA   5,893,042
              Drivers Series 147, 11.920%, 1/01/09 (IF)

             Richmond, Virginia, Public Utility Revenue Bonds, Series
             2002 Refunding:
       1,500  5.000%, 1/15/27 - FSA Insured                                1/12 at 100.00       AAA   1,580,895
       4,800  5.000%, 1/15/33 - FSA Insured                                1/12 at 100.00       AAA   5,037,984

       1,000 Russell County Industrial Development Authority, Virginia,   11/03 at 100.00      Baa2   1,005,250
              Pollution Control Revenue Bonds, Appalachian Power Company
              Project, Series 1990G, 7.700%, 11/01/07

       1,500 Virginia Southeastern Public Service Authority, Senior        7/03 at 102.00        A-   1,536,390
              Revenue Bonds, Regional Solid Waste System, Series 1993,
              6.000%, 7/01/13 (Alternative Minimum Tax) (Pre-refunded to
              7/03/03)

       1,960 Prince William County Resources Authority, Virginia, Solid    4/05 at 102.00        AA   2,059,862
              Waste Disposal System Revenue Refunding Bonds, Series
              1995A, 5.500%, 4/01/15
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.8%

       1,000 Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,   7/06 at 102.00       AAA   1,128,720
              5.875%, 7/15/28 - MBIA Insured

       1,000 Fairfax County Water Authority, Virginia, Water Refunding       No Opt. Call       AAA   1,138,290
              Revenue Bonds, Series 1997, 5.000%, 4/01/21

       2,045 Fairfax County Water Authority, Virginia, Water Refunding     4/07 at 102.00       AAA   2,354,593
              Revenue Bonds, Series 1992, 6.000%, 4/01/22

             Fairfax County Water Authority, Virginia, Water Revenue
             Bonds, Series 2002 Refunding:
       1,925  5.375%, 4/01/21                                              4/12 at 100.00       AAA   2,148,358
       1,000  5.000%, 4/01/27                                              4/12 at 100.00       AAA   1,055,470

       1,000 Frederick-Winchester Service Authority, Virginia, Regional   10/03 at 102.00       AAA   1,034,070
              Sewer System Revenue Refunding Bonds, Series 1993, 5.750%,
              10/01/15 - AMBAC Insured

       1,395 Henry County Public Service Authority, Virginia, Water and      No Opt. Call       AAA   1,682,231
              Sewer Revenue Bonds, Series 2001 Refunding, 5.500%,
              11/15/19 - FSA Insured

       1,500 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00       AAA   1,612,380
              Series 1997, 5.125%, 7/01/22 -  MBIA Insured

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/07 at 102.00       AAA   1,042,920
              Sewer System Revenue Refunding Bonds, Series 1996, 5.125%,
              1/01/26 - FGIC Insured

       2,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00       AAA   2,946,603
              and Sewer System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29 - FGIC Insured

       2,000 Spotsylvania County, Virginia, Water and Sewer System         6/07 at 102.00       AAA   2,192,640
              Revenue Bonds, Series 1997, 5.400%, 6/01/27 - MBIA Insured

       1,270 Upper Occoquan Sewerage Authority, Virginia, Regional         1/04 at 102.00       AAA   1,317,790
              Sewerage System Revenue Refunding Bonds, Series 1993,
              5.000%, 7/01/21 - FGIC Insured

         750 Virginia Beach, Virginia, Storm Water Utility Revenue         9/10 at 101.00       Aa3     890,985
              Bonds, Series 2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewer System Revenue Bonds,    10/05 at 102.00        AA   1,056,010
              1995 Series A, (Hopewell Regional Wastewater Treatment
              Facility Project), 6.000%, 10/01/25 (Alternative Minimum
              Tax)

----
23

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00       AAA $  1,152,670
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22

             Virginia Resources Authority, Clean Water State Revolving
             Fund Revenue Bonds, Series 2000, RITES, Series PA790R:
         500  13.870%, 10/01/14 (IF)                                      10/10 at 100.00       AAA      773,005
         410  13.870%, 10/01/15 (IF)                                      10/10 at 100.00       AAA      633,864
       1,900  13.870%, 10/01/16 (IF)                                      10/10 at 100.00       AAA    2,937,419

       2,485 Virginia Resources Authority, Water and Sewer System          5/11 at 101.00        AA    2,723,652
              Revenue Bonds, Caroline County Public Improvements
              Project, Series 2001, 5.250%, 5/01/21
----------------------------------------------------------------------------------------------------------------
    $233,440 Total Long-Term Investments (cost $230,077,366) - 97.4%                                 245,608,591
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.2%

       3,100 Loudoun County Industrial Development Authority, Virginia,                        A-1+    3,100,000
              Variable Rate Demand Revenue Bonds, Howard Hughes Medical
              Institute, Series 2003E, 1.300%, 2/15/38+
----------------------------------------------------------------------------------------------------------------
    $  3,100 Total Short-Term Investments (cost $3,100,000)                                            3,100,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $233,177,366) - 98.6%                                           248,708,591

             --------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                      3,614,141

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $252,322,732

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
24

Statement of Assets and Liabilities
May 31, 2003

                                                        Maryland   Pennsylvania      Virginia
----------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $95,802,042,    $102,577,525   $160,098,742   $248,708,591
 $149,946,787 and $233,177,366, respectively)
Cash                                                    619,860        520,060      3,636,354
Receivables:
 Interest                                             1,888,841      2,603,928      3,939,388
 Investments sold                                     1,225,073             --      3,647,375
 Shares sold                                            501,934        235,316        379,204
Other assets                                                577            932          1,377
----------------------------------------------------------------------------------------------
   Total assets                                     106,813,810    163,458,978    260,312,289
----------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                1,119,582             --      6,608,375
 Shares redeemed                                          8,000         12,654        150,154
Accrued expenses:
 Management fees                                         48,429         74,842        115,015
 12b-1 distribution and service fees                     25,709         35,216         57,246
 Other                                                   44,585         66,521         85,111
Dividends payable                                       358,695        583,467        973,656
----------------------------------------------------------------------------------------------
   Total liabilities                                  1,605,000        772,700      7,989,557
----------------------------------------------------------------------------------------------
Net assets                                         $105,208,810   $162,686,278   $252,322,732
----------------------------------------------------------------------------------------------
Class A Shares
Net assets                                         $ 34,068,919   $ 69,120,024   $154,508,906
Shares outstanding                                    3,146,811      6,523,180     13,972,583
Net asset value per share                          $      10.83   $      10.60   $      11.06
Offering price per share (net asset value per
 share plus
 maximum sales charge of 4.20% of offering price)  $      11.30   $      11.06   $      11.54
----------------------------------------------------------------------------------------------
Class B Shares
Net assets                                         $ 15,124,669   $ 12,746,869   $ 21,241,766
Shares outstanding                                    1,395,057      1,201,797      1,924,384
Net asset value and offering price per share       $      10.84   $      10.61   $      11.04
----------------------------------------------------------------------------------------------
Class C Shares
Net assets                                         $ 13,048,548   $ 21,579,172   $ 23,053,555
Shares outstanding                                    1,205,692      2,040,712      2,088,141
Net asset value and offering price per share       $      10.82   $      10.57   $      11.04
----------------------------------------------------------------------------------------------
Class R Shares
Net assets                                         $ 42,966,674   $ 59,240,213   $ 53,518,505
Shares outstanding                                    3,958,846      5,597,356      4,848,859
Net asset value and offering price per share       $      10.85   $      10.58   $      11.04
----------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------
Capital paid-in                                    $ 98,534,752   $154,594,698   $236,306,831
Undistributed (Over-distribution of) net                118,311
 investment income                                                    (154,043)       332,790
Accumulated net realized gain (loss) from              (219,736)
 investments                                                        (1,906,332)       151,888
Net unrealized appreciation of investments            6,775,483     10,151,955     15,531,225
----------------------------------------------------------------------------------------------
Net assets                                         $105,208,810   $162,686,278   $252,322,732
----------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
25

Statement of Operations
Year Ended May 31, 2003

                                                                       Maryland Pennsylvania      Virginia
-----------------------------------------------------------------------------------------------------------
Investment Income                                                   $5,243,233  $ 8,551,064   $13,555,270
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        528,373      845,123     1,292,142
12b-1 service fees - Class A                                            62,432      133,618       293,940
12b-1 distribution and service fees - Class B                          120,232      114,120       177,354
12b-1 distribution and service fees - Class C                           78,236      128,782       149,891
Shareholders' servicing agent fees and expenses                         90,805      150,749       179,231
Custodian's fees and expenses                                           40,813       56,315        82,985
Trustees' fees and expenses                                              1,543        2,020         4,953
Professional fees                                                        9,992       14,213        15,287
Shareholders' reports - printing and mailing expenses                   13,098       23,413        35,546
Federal and state registration fees                                      9,641        4,929         5,780
Other expenses                                                           5,129        6,556         8,425
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             960,294    1,479,838     2,245,534
  Custodian fee credit                                                 (14,786)     (12,776)      (26,361)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                           945,508     1,467,062    2,219,173
-----------------------------------------------------------------------------------------------------------
Net investment income                                                4,297,725    7,084,002    11,336,097
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investments                                     443,920      516,426     1,002,017
Net change in unrealized appreciation (depreciation) of investments  5,028,981    6,212,203     8,707,308
-----------------------------------------------------------------------------------------------------------
Net gain from investments                                            5,472,901     6,728,629    9,709,325
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $9,770,626   $13,812,631  $21,045,422
-----------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
26

Statement of Changes in Net Assets

                                                                             Maryland                   Pennsylvania
                                                                    -------------------------    --------------------------
                                                                       Year Ended    Year Ended     Year Ended     Year Ended
                                                                          5/31/03       5/31/02        5/31/03        5/31/02
-------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                               $  4,297,725   $ 4,111,373   $  7,084,002   $  7,177,991
Net realized gain (loss) from investments                                443,920        (3,695)       516,426        (59,280)
Net change in unrealized appreciation (depreciation) of investments    5,028,981       720,416      6,212,203      1,439,011
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             9,770,626     4,828,094     13,812,631      8,557,722
-------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                             (1,439,726)   (1,349,897)   (3,156,093)     (3,249,217)
  Class B                                                               (487,068)     (350,286)     (482,466)       (468,224)
  Class C                                                               (425,734)     (291,550)     (714,142)       (542,609)
  Class R                                                             (2,023,328)   (2,039,633)   (2,892,361)     (3,045,843)
From accumulated net realized gains from investments:
  Class A                                                                     --            --             --             --
  Class B                                                                     --            --             --             --
  Class C                                                                     --            --             --             --
  Class R                                                                     --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders             (4,375,856)   (4,031,366)    (7,245,062)    (7,305,893)
-------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                      18,563,568    13,819,772     22,986,216     20,589,954
Net proceeds from shares issued to shareholders due to reinvestment
 of distributions                                                      2,702,231     2,556,534      3,646,795      3,465,191
-------------------------------------------------------------------------------------------------------------------------------
                                                                      21,265,799    16,376,306     26,633,011     24,055,145
Cost of shares redeemed                                               (9,586,207)   (8,315,057)   (17,595,061)   (13,386,527)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions               11,679,592     8,061,249      9,037,950     10,668,618
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                            17,074,362     8,857,977     15,605,519     11,920,447
Net assets at the beginning of year                                   88,134,448    79,276,471    147,080,759    135,160,312
-------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $105,208,810   $88,134,448   $162,686,278   $147,080,759
-------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment
 income at the end of year                                          $    118,311   $   196,842   $   (154,043)  $     (9,940)
-------------------------------------------------------------------------------------------------------------------------------

                                                                             Virginia
                                                                    --------------------------
                                                                       Year Ended    Year Ended
                                                                          5/31/03       5/31/02
------------------------------------------------------------------------------------------------
Operations
Net investment income                                               $ 11,336,097  $ 11,287,527
Net realized gain (loss) from investments                              1,002,017       414,572
Net change in unrealized appreciation (depreciation) of investments    8,707,308    (1,491,828)
------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            21,045,422    10,210,271
------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                             (7,278,003)   (6,989,712)
  Class B                                                               (788,828)     (630,453)
  Class C                                                               (877,724)     (721,256)
  Class R                                                             (2,690,006)   (2,698,733)
From accumulated net realized gains from investments:
  Class A                                                               (211,858)           --
  Class B                                                                (26,399)           --
  Class C                                                                (28,739)           --
  Class R                                                                (74,965)           --
------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (11,976,522)  (11,040,154)
------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                      34,584,560    35,495,641
Net proceeds from shares issued to shareholders due to reinvestment
 of distributions                                                      5,471,728     5,007,762
------------------------------------------------------------------------------------------------
                                                                      40,056,288    40,503,403
Cost of shares redeemed                                              (22,686,278)  (30,802,220)
------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions               17,370,010     9,701,183
------------------------------------------------------------------------------------------------
Net increase in net assets                                            26,438,910     8,871,300
Net assets at the beginning of year                                  225,883,822   217,012,522
------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $252,322,732  $225,883,822
------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment
 income at the end of year                                          $    332,790  $    671,676
------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
27

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, Maryland and Virginia had outstanding when-issued purchase commitments of $1,119,582 and $6,608,375, respectively. There were no such outstanding purchase commitments in Pennsylvania.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
28

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2003, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Pennsylvania did not invest in any such securities during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2. Fund Shares

Transactions in Fund shares were as follows:

                                                                        Maryland
                                                     ----------------------------------------------
                                                           Year Ended                Year Ended
                                                             5/31/03                   5/31/02
                                                     ----------------------    ----------------------
                                                         Shares       Amount       Shares       Amount
                                                     ---------  -----------
------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              680,204  $ 7,145,680      526,752  $ 5,395,529
  Class B                                              453,285    4,762,685      464,940    4,759,741
  Class C                                              504,192    5,287,218      241,490    2,473,957
  Class R                                              130,061    1,367,985      115,935    1,190,545
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               84,958      890,121       89,869      920,724
  Class B                                               19,825      208,152       15,235      156,253
  Class C                                               21,773      228,383       14,202      145,471
  Class R                                              130,919    1,375,575      129,870    1,334,086
------------------------------------------------------------------------------------------------------
                                                     2,025,217   21,265,799    1,598,293   16,376,306
------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (467,406)  (4,905,352)    (346,000)  (3,533,764)
  Class B                                             (110,389)  (1,156,315)     (85,698)    (877,537)
  Class C                                              (94,078)    (990,516)     (78,255)    (799,572)
  Class R                                             (240,736)  (2,534,024)    (303,241)  (3,104,184)
------------------------------------------------------------------------------------------------------
                                                      (912,609)  (9,586,207)    (813,194)  (8,315,057)
------------------------------------------------------------------------------------------------------
Net increase                                         1,112,608  $11,679,592      785,099  $ 8,061,249
------------------------------------------------------------------------------------------------------


----
29

                                                                        Pennsylvania
                                                     --------------------------------------------------
                                                            Year Ended                 Year Ended
                                                              5/31/03                    5/31/02
                                                     ------------------------   ------------------------
                                                          Shares        Amount       Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               823,671  $  8,475,740      829,014  $  8,479,370
  Class B                                               227,380     2,348,846      386,913     3,949,642
  Class C                                               846,423     8,720,062      482,014     4,914,100
  Class R                                               334,539     3,441,568      318,195     3,246,842
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               135,841     1,399,001      126,012     1,286,277
  Class B                                                16,761       172,882       15,174       155,120
  Class C                                                24,021       247,125       15,758       160,627
  Class R                                               177,686     1,827,787      182,698     1,863,167
---------------------------------------------------------------------------------------------------------
                                                      2,586,322    26,633,011    2,355,778    24,055,145
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (789,306)   (8,120,547)    (596,732)   (6,091,945)
  Class B                                              (191,734)   (1,970,130)    (189,704)   (1,941,043)
  Class C                                              (213,233)   (2,200,958)    (125,188)   (1,268,490)
  Class R                                              (515,096)   (5,303,426)    (401,557)   (4,085,049)
---------------------------------------------------------------------------------------------------------
                                                     (1,709,369)  (17,595,061)  (1,313,181)  (13,386,527)
---------------------------------------------------------------------------------------------------------
Net increase                                            876,953  $  9,037,950    1,042,597  $ 10,668,618
---------------------------------------------------------------------------------------------------------

                                                                          Virginia
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,955,750  $ 21,079,405   2,273,719  $ 24,334,238
  Class B                                               458,648     4,937,447     455,698     4,872,774
  Class C                                               614,995     6,619,300     380,986     4,068,781
  Class R                                               180,389     1,948,408     207,950     2,219,848
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               284,291     3,060,692     268,892     2,884,185
  Class B                                                36,711       394,569      26,245       281,039
  Class C                                                27,804       298,854      20,631       220,918
  Class R                                               159,846     1,717,613     151,382     1,621,620
--------------------------------------------------------------------------------------------------------
                                                      3,718,434    40,056,288   3,785,503    40,503,403
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,599,629)  (17,239,498) (1,961,333)  (20,974,472)
  Class B                                              (118,873)   (1,275,678)   (160,741)   (1,713,145)
  Class C                                              (147,178)   (1,577,784)   (258,567)   (2,759,283)
  Class R                                              (240,988)   (2,593,318)   (500,973)   (5,355,320)
--------------------------------------------------------------------------------------------------------
                                                     (2,106,668)  (22,686,278) (2,881,614)  (30,802,220)
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
Net increase                                          1,611,766  $ 17,370,010     903,889  $  9,701,183
--------------------------------------------------------------------------------------------------------



----
30

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                        Maryland Pennsylvania    Virginia
---------------------------------------------------------
Purchases            $19,560,659  $28,831,681 $51,476,498
Sales and maturities  11,402,633   21,743,631  37,455,218
---------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                                  Maryland Pennsylvania     Virginia
           ---------------------------------------------------------
           Cost of investments $95,705,144 $149,879,921 $232,897,588
           ---------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                               Maryland Pennsylvania      Virginia
----------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 7,978,232   $11,458,164  $20,492,974
  Depreciation                              (1,105,851)   (1,239,343)  (4,681,971)
----------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 6,872,381   $10,218,821  $15,811,003
----------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                             Maryland Pennsylvania   Virginia
   --------------------------------------------------------------------------
   Undistributed net tax-exempt income       $376,342     $362,161 $1,003,901
   Undistributed net ordinary income*             117          400     22,767
   Undistributed net long-term capital gains       --           --    151,887
   --------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                             Maryland Pennsylvania    Virginia
----------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,368,894   $7,289,834 $11,601,368
Distributions from net ordinary income*                --           --          --
Distributions from net long-term capital gains         --           --     341,961
----------------------------------------------------------------------------------

2002                                             Maryland Pennsylvania    Virginia
----------------------------------------------------------------------------------
Distributions from net tax-exempt income       $3,989,243   $7,241,033 $10,981,924
Distributions from net ordinary income*                --       14,074       4,217
Distributions from net long-term capital gains         --           --          --
----------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                      Maryland Pennsylvania
                     --------------------------------------
                     Expiration year:
                       2008           $     --   $  255,353
                       2009             98,490    1,457,958
                       2010            121,246      193,021
                     --------------------------------------
                     Total            $219,736   $1,906,332
                     --------------------------------------



----
31

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                            Maryland Pennsylvania Virginia
     ---------------------------------------------------------------------
     Sales charges collected (unaudited)    $173,678     $196,120 $338,660
     Paid to authorized dealers (unaudited)  158,827      169,093  299,745
     ---------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         Commission advances (unaudited) $242,185     $147,866 $285,024
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         12b-1 fees retained (unaudited) $130,820     $140,513 $187,541
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                                      Maryland Pennsylvania Virginia
            --------------------------------------------------------
            CDSC retained (unaudited)  $35,323      $27,687  $31,626
            --------------------------------------------------------


----
32

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                                   Maryland Pennsylvania Virginia
               --------------------------------------------------
               Dividend per share:
                 Class A             $.0380       $.0385   $.0435
                 Class B              .0315        .0325    .0370
                 Class C              .0335        .0340    .0385
                 Class R              .0400        .0405    .0455
               --------------------------------------------------



----
33

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MARYLAND


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                      $10.24      $.48      $ .60  $1.08    $(.49)   $  --  $(.49) $10.83     10.74%
 2002                                       10.14       .50        .09    .59     (.49)      --   (.49)  10.24      5.88
 2001                                        9.55       .48        .58   1.06     (.47)      --   (.47)  10.14     11.36
 2000                                       10.46       .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)
 1999                                       10.56       .49       (.11)   .38     (.48)      --   (.48)  10.46      3.65
Class B (3/97)
 2003                                       10.26       .40        .59    .99     (.41)      --   (.41)  10.84      9.81
 2002                                       10.15       .42        .10    .52     (.41)      --   (.41)  10.26      5.18
 2001                                        9.56       .41        .58    .99     (.40)      --   (.40)  10.15     10.53
 2000                                       10.47       .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)
 1999                                       10.56       .41       (.10)   .31     (.40)      --   (.40)  10.47      2.95
Class C (9/94)
 2003                                       10.24       .42        .59   1.01     (.43)      --   (.43)  10.82     10.08
 2002                                       10.14       .44        .09    .53     (.43)      --   (.43)  10.24      5.32
 2001                                        9.56       .43        .57   1.00     (.42)      --   (.42)  10.14     10.64
 2000                                       10.46       .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)
 1999                                       10.56       .43       (.11)   .32     (.42)      --   (.42)  10.46      3.07
Class R (2/92)
 2003                                       10.27       .50        .59   1.09     (.51)      --   (.51)  10.85     10.86
 2002                                       10.16       .52        .10    .62     (.51)      --   (.51)  10.27      6.20
 2001                                        9.58       .50        .57   1.07     (.49)      --   (.49)  10.16     11.41
 2000                                       10.48       .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)
 1999                                       10.58       .51       (.11)   .40     (.50)      --   (.50)  10.48      3.82
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
MARYLAND                                        -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                   $34,069      .93%    4.53%      .93%    4.53%      .91%    4.55%        12%
 2002                                    29,178      .97     4.84       .97     4.84       .96     4.85          4
 2001                                    26,137     1.00     4.82      1.00     4.82       .98     4.84         28
 2000                                    22,694     1.13     4.79      1.12     4.79      1.11     4.81         19
 1999                                    22,093     1.02     4.57       .95     4.63       .95     4.64         29
Class B (3/97)
 2003                                    15,125     1.68     3.78      1.68     3.78      1.66     3.79         12
 2002                                    10,588     1.72     4.08      1.72     4.08      1.71     4.09          4
 2001                                     6,474     1.74     4.08      1.74     4.08      1.73     4.09         28
 2000                                     4,694     1.87     4.04      1.87     4.04      1.85     4.05         19
 1999                                     4,732     1.77     3.84      1.71     3.90      1.71     3.90         29
Class C (9/94)
 2003                                    13,049     1.48     3.98      1.48     3.98      1.46     3.99         12
 2002                                     7,925     1.52     4.28      1.52     4.28      1.51     4.29          4
 2001                                     6,046     1.55     4.28      1.55     4.28      1.53     4.29         28
 2000                                     5,290     1.68     4.25      1.68     4.25      1.66     4.27         19
 1999                                     4,089     1.57     4.03      1.51     4.10      1.50     4.10         29
Class R (2/92)
 2003                                    42,967      .73     4.73       .73     4.73       .71     4.75         12
 2002                                    40,444      .77     5.03       .77     5.03       .76     5.05          4
 2001                                    40,619      .80     5.03       .80     5.03       .78     5.04         28
 2000                                    38,840      .92     4.98       .92     4.99       .90     5.00         19
 1999                                    44,411      .82     4.77       .75     4.83       .75     4.83         29
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
34

Selected data for a share outstanding throughout each year:


Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


PENNSYLVANIA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2003                                      $10.16      $.48     $  .45  $ .93    $(.49)   $  --  $(.49) $10.60      9.36%
 2002                                       10.06       .51        .11    .62     (.52)      --   (.52)  10.16      6.39
 2001                                        9.38       .53        .66   1.19     (.51)      --   (.51)  10.06     12.81
 2000                                       10.45       .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)
 1999                                       10.68       .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42
Class B (2/97)
 2003                                       10.17       .40        .46    .86     (.42)      --   (.42)  10.61      8.59
 2002                                       10.07       .44        .11    .55     (.45)      --   (.45)  10.17      5.54
 2001                                        9.40       .46        .65   1.11     (.44)      --   (.44)  10.07     11.97
 2000                                       10.47       .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)
 1999                                       10.70       .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66
Class C (2/94)
 2003                                       10.14       .42        .44    .86     (.43)      --   (.43)  10.57      8.70
 2002                                       10.04       .46        .11    .57     (.47)      --   (.47)  10.14      5.74
 2001                                        9.37       .48        .65   1.13     (.46)      --   (.46)  10.04     12.21
 2000                                       10.44       .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)
 1999                                       10.68       .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80
Class R (2/97)
 2003                                       10.15       .50        .44    .94     (.51)      --   (.51)  10.58      9.52
 2002                                       10.05       .54        .11    .65     (.55)      --   (.55)  10.15      6.53
 2001                                        9.38       .55        .65   1.20     (.53)      --   (.53)  10.05     13.01
 2000                                       10.44       .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)
 1999                                       10.68       .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                            Before Credit/         After          After Credit/
                                                            Reimbursement     Reimbursement(c)   Reimbursement(d)
PENNSYLVANIA                                              -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2003                                   $69,120      .92%    4.63%      .92%    4.63%      .91%    4.63%        15%
 2002                                    64,526      .97     5.04       .97     5.04       .96     5.05         16
 2001                                    60,278     1.00     5.37      1.00     5.37       .98     5.38         21
 2000                                    55,564     1.12     5.04      1.10     5.06      1.09     5.07         16
 1999                                    70,865      .94     4.75       .69     5.00       .69     5.00         18
Class B (2/97)
 2003                                    12,747     1.66     3.87      1.66     3.87      1.66     3.88         15
 2002                                    11,691     1.72     4.28      1.72     4.28      1.71     4.29         16
 2001                                     9,440     1.75     4.62      1.75     4.62      1.73     4.63         21
 2000                                     7,809     1.89     4.30      1.87     4.32      1.86     4.32         16
 1999                                     7,966     1.69     4.02      1.45     4.25      1.45     4.26         18
Class C (2/94)
 2003                                    21,579     1.46     4.08      1.46     4.08      1.45     4.09         15
 2002                                    14,028     1.52     4.47      1.52     4.47      1.51     4.49         16
 2001                                    10,152     1.55     4.82      1.55     4.82      1.53     4.83         21
 2000                                     9,672     1.66     4.49      1.64     4.52      1.63     4.52         16
 1999                                    13,167     1.49     4.21      1.25     4.45      1.24     4.46         18
Class R (2/97)
 2003                                    59,240      .72     4.83       .72     4.83       .71     4.83         15
 2002                                    56,836      .77     5.24       .77     5.24       .76     5.25         16
 2001                                    55,290      .80     5.57       .80     5.57       .78     5.58         21
 2000                                    51,788      .94     5.24       .91     5.26       .91     5.27         16
 1999                                    61,044      .74     4.95       .49     5.20       .49     5.20         18
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                   Investment Operations        Less Distributions
                                                ---------------------------  -----------------------


VIRGINIA


                                                                 Net
                                                           Realized/
                                                          Unrealized
                                      Beginning       Net    Invest-             Net                   Ending
                                            Net   Invest-       ment         Invest-                      Net
                                          Asset      ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                        Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                    $10.65      $.52      $ .44  $ .96    $(.53)   $(.02) $(.55) $11.06       9.26%
 2002                                     10.69       .55       (.06)   .49     (.53)      --   (.53)  10.65       4.69
 2001                                     10.10       .54        .58   1.12     (.53)      --   (.53)  10.69      11.27
 2000                                     10.93       .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10      (2.72)
 1999                                     11.06       .53       (.10)   .43     (.53)    (.03)  (.56)  10.93       3.95
Class B (2/97)
 2003                                     10.63       .44        .45    .89     (.46)    (.02)  (.48)  11.04       8.49
 2002                                     10.67       .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93
 2001                                     10.10       .46        .56   1.02     (.45)      --   (.45)  10.67      10.26
 2000                                     10.93       .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10      (3.44)
 1999                                     11.06       .45       (.10)   .35     (.45)    (.03)  (.48)  10.93       3.20
Class C (10/93)
 2003                                     10.63       .46        .44    .90     (.47)    (.02)  (.49)  11.04       8.67
 2002                                     10.67       .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13
 2001                                     10.10       .48        .57   1.05     (.48)      --   (.48)  10.67      10.50
 2000                                     10.92       .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10      (3.16)
 1999                                     11.06       .47       (.11)   .36     (.47)    (.03)  (.50)  10.92       3.30
Class R (2/97)
 2003                                     10.63       .54        .45    .99     (.56)    (.02)  (.58)  11.04       9.52
 2002                                     10.67       .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93
 2001                                     10.10       .56        .56   1.12     (.55)      --   (.55)  10.67      11.32
 2000                                     10.93       .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10      (2.49)
 1999                                     11.06       .56       (.10)   .46     (.56)    (.03)  (.59)  10.93       4.18
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                Ratios/Supplemental Data
                                      ----------------------------------------------------------------------------
                                                            Before Credit/         After          After Credit/
                                                            Reimbursement     Reimbursement(c)   Reimbursement(d)
VIRGINIA                                                  -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                 $154,509       .88%    4.82%      .88%    4.82%      .87%    4.84%        16%
 2002                                  141,987       .89     5.08       .89     5.08       .88     5.09         11
 2001                                  136,248       .91     5.14       .91     5.14       .90     5.14         17
 2000                                  125,522      1.00     5.07      1.00     5.07       .99     5.08         22
 1999                                  138,941       .89     4.78       .86     4.81       .86     4.81         15
Class B (2/97)
 2003                                   21,242      1.63     4.07      1.63     4.07      1.62     4.08         16
 2002                                   16,461      1.64     4.33      1.64     4.33      1.63     4.34         11
 2001                                   13,094      1.66     4.38      1.66     4.38      1.65     4.39         17
 2000                                   10,713      1.75     4.32      1.75     4.32      1.75     4.33         22
 1999                                   10,419      1.64     4.02      1.61     4.05      1.61     4.06         15
Class C (10/93)
 2003                                   23,054      1.43     4.27      1.43     4.27      1.42     4.28         16
 2002                                   16,933      1.44     4.53      1.44     4.53      1.43     4.54         11
 2001                                   15,468      1.46     4.59      1.46     4.59      1.45     4.59         17
 2000                                   14,263      1.55     4.53      1.55     4.53      1.54     4.53         22
 1999                                   17,679      1.44     4.23      1.41     4.26      1.41     4.26         15
Class R (2/97)
 2003                                   53,519       .68     5.02       .68     5.02       .67     5.04         16
 2002                                   50,502       .69     5.28       .69     5.28       .68     5.29         11
 2001                                   52,203       .71     5.34       .71     5.34       .71     5.34         17
 2000                                   50,403       .80     5.27       .80     5.27       .79     5.28         22
 1999                                   56,728       .69     4.98       .66     5.01       .66     5.02         15
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
36

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund (each a series of the Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
37

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
38

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
39

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
40

  Fund Information

================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.


Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
41

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.



Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS1-0503D

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

   Included in the Prospectus:

      Financial Highlights

   Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

      Portfolio of Investments

      Statement of Net Assets

      Statement of Operations

      Statement of Changes in Net Assets.

      Report of Independent Public Accountants

Item 23: Exhibits.


a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
    No. 333-16617) and incorporated herein by reference thereto.

a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
    September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
    1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed herewith.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 d. Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
    Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.1 Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
    Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
    N-1A (File No. 16617) and incorporated herein by reference thereto.

d.2 Renewal of Investment Management Agreement dated June 5, 2003. Filed herewith.

 e. Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
    Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

e.1 Renewal of Distribution Agreement dated July 31, 2003. Filed herewith.

 f. Not applicable.


  g. Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
     Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
     Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

  h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
     Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

  i. Opinion of Morgan, Lewis, and Bockius LLP. Filed herewith.

  j. Consent of PricewaterhouseCoopers LLP, Independent Accountants. Filed herewith.

  k. Not applicable.

  l. Not applicable.

  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares,
     Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective
     Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-16617)
     and incorporated herein by reference thereto.

  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

  o. Not applicable.

  p. Code of Ethics and Reporting Requirements. Filed as Exhibit c to Post-Effective Amendment
     No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and
     incorporated herein by reference thereto.

q.1. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

q.2. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed herewith.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend

Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. appears below:



                                                    Other Business Profession, Vocation or Employment
Name and Position with Nuveen Advisory Corp.        During Past Two Years
--------------------------------------------        -------------------------------------------------
John P. Amboian, President......................... President, formerly Executive Vice President of
                                                    Nuveen Investments, Inc., Nuveen Investments,
                                                    LLC, Nuveen Institutional Advisory Corp. and
                                                    Nuveen Asset Management, Inc.; Executive Vice
                                                    President and Director of Rittenhouse Financial
                                                    Services, Inc.
Alan G. Berkshire, Senior Vice President, Secretary Senior Vice President (since 1999), formerly, and General Counsel................................ Vice President, and General Counsel (since 1997)
                                                    and Secretary (since 1998) of Nuveen Investments,
                                                    Inc., Nuveen Investments, LLC, and Nuveen Asset
                                                    Management, Inc.; Vice President (since 1997) and
                                                    Secretary (since 1998) of Nuveen Institutional
                                                    Advisory Corp.; Senior Vice President, Secretary
                                                    and General Counsel (since 2001) of Rittenhouse
                                                    Asset Management, Inc.; Secretary (since 2003) of
                                                    Symphony Asset Management LLC.
Margaret E. Wilson, Senior Vice President, Finance. Senior Vice President, Finance, of Nuveen
                                                    Investments, Inc., Nuveen Investments, LLC and
                                                    Nuveen Institutional Advisory Corp.

Item 27: Principal Underwriters
(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen
New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2,

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3 and Nuveen Preferred and Convertible Income Fund.


(b)


   Name and Principal    Positions and Offices            Positions and Offices
    Business Address     with Underwriter                 with Registrant
 ------------------------------------------------------------------------------

 Timothy R. Schwertfeger Chairman of the Board,           Chairman of the Board
 333 West Wacker Drive   Chief Executive Officer          and Director
 Chicago, IL 60606       and Director

 John P. Amboian         President                        None
 333 West Wacker Drive
 Chicago, IL 60606

 William Adams IV        Executive Vice President         None
 333 West Wacker Drive
 Chicago, IL 60606

 Alan G. Berkshire       Senior Vice President, Secretary None
 333 West Wacker Drive   and General Counsel
 Chicago, IL 60606

 Robert K. Burke         Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Peter H. D'Arrigo       Vice President and Treasurer     Vice President and
 333 West Wacker Drive                                    Treasurer
 Chicago, IL 60606

 Jessica R. Droeger      Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Secretary
 Chicago, IL 60606       Assistant Secretary

 Stephen D. Foy          Vice President                   Vice President and
 333 West Wacker Drive                                    Controller
 Chicago, IL 60606

 Robert B. Kuppenheimer  Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Larry W. Martin         Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Assistant Secretary
 Chicago, IL 60606       Assistant Secretary

       Name and Principal   Positions and Offices   Positions and Offices
        Business Address    with Underwriter        with Registrant
      -------------------------------------------------------------------

      Paul C. Williams      Vice President          None
      333 West Wacker Drive
      Chicago, IL 60606

      Allen J. Williamson   Group President         None
      333 West Wacker Drive Managed Assets
      Chicago, IL 60606

      Margaret E. Wilson    Senior Vice President   None
      333 West Wacker Drive Finance
      Chicago, IL 60606

      Gifford R. Zimmerman  Managing Director       Chief Administrative
      333 West Wacker Drive and Assistant Secretary Officer
      Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.


Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 26th day of September, 2003.



                                                 NUVEEN MULTISTATE TRUST I

                                                       /S/  JESSICA R. DROEGER
                                                    -----------------------------
                                                      Jessica R. Droeger, Vice
                                                              President
                                                            and Secretary


   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signature                  Title                       Date
         ---------                  -----                       ----
    /S/  STEPHEN D. FOY    Vice President and            September 26, 2003
 -------------------------   Controller (Principal
      STEPHEN D. FOY         Financial and
                             Accounting Officer)

 /S/  GIFFORD R. ZIMMERMAN Chief Administrative
 -------------------------   Officer (Principal
   GIFFORD R. ZIMMERMAN      Executive Officer)

  Timothy R. Schwertfeger  Chairman of the Board   )
                             and Trustee           )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
    William E. Bennett     Trustee                 )
                                                   )
     Robert P. Bremner     Trustee                 )
                                                   )
     Lawrence H. Brown     Trustee                 )   /S/  JESSICA R. DROEGER
                                                   )   -----------------------
       Jack B. Evans       Trustee                 )     JESSICA R. DROEGER
                                                   )      Attorney-in-Fact
   Anne E. Impellizzeri    Trustee                 )
                                                   )     September 26, 2003
    William L. Kissick     Trustee                 )
                                                   )
   Thomas E. Leafstrand    Trustee                 )
                                                   )
      Peter R. Sawers      Trustee                 )
                                                   )
   William J. Schneider    Trustee                 )
                                                   )
    Judith M. Stockdale    Trustee                 )
                                                   )
   Sheila W. Wellington    Trustee                 )



   An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


        Exhibit
        Number                         Exhibit
        ------                         -------

             b. By-Laws of Registrant.

            d.2 Renewal of Investment Management Agreement dated June
                5, 2003.

            e.1 Renewal of Distribution Agreement dated July 31, 2003.

             i. Opinion of Morgan Lewis & Bockius LLP.

             j. Consent of PricewaterhouseCoopers LLP, Independent
                Accountants.

             r. Certified copy of Resolution of Board of Trustees
                authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.